GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 44.5%
Aerospace & Defense – 0.9%
Bombardier, Inc.(a)(b)
$150,000	7.500%		03/15/25	$ 150,563
Northrop Grumman Corp.
1,250,000	2.930	(a)	01/15/25	1,274,625
225,000	4.750		06/01/43	260,680
TransDigm, Inc.(a)
50,000	6.500		05/15/25	50,563
400,000	6.375		06/15/26	405,000
425,000	7.500	(b)	03/15/27	443,062
United Technologies Corp.
350,000	3.350		08/16/21	357,644
475,000	3.950	(a)	08/16/25	511,556
225,000	2.650	(a)	11/01/26	225,934
(3M USD LIBOR + 0.650%)
350,000	3.175	(a)(c)	08/16/21	350,360

				4,029,987

Agriculture – 0.5%
Altria Group, Inc.(a)
875,000	3.800		02/14/24	912,327
25,000	4.400		02/14/26	26,723
BAT Capital Corp.(a)
840,000	3.222		08/15/24	846,476
Reynolds American, Inc.
700,000	4.850		09/15/23	752,388

				2,537,914

Automotive – 0.2%
Ford Motor Credit Co. LLC(a)
250,000	3.815		11/02/27	239,073
General Motors Co.
225,000	4.000		04/01/25	229,052
General Motors Financial Co., Inc.(a)
300,000	4.300		07/13/25	308,820
125,000	5.650		01/17/29	137,316

				914,261

Banks – 13.5%
AIB Group PLC(b)
1,300,000	4.750		10/12/23	1,364,693
Banco do Brasil SA(a)(c) (10 Year CMT + 6.362%)
200,000	9.000		06/18/49	219,250
Banco Santander SA
600,000	4.250		04/11/27	630,222
400,000	3.306		06/27/29	402,612

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.
$625,000	4.125%		01/22/24	$ 667,744
325,000	4.200		08/26/24	345,225
1,300,000	3.248	(a)	10/21/27	1,329,094
925,000	4.183	(a)	11/25/27	979,908
100,000	6.110		01/29/37	127,322
(3M USD LIBOR + 0.940%)
1,250,000	3.864	(a)(c)	07/23/24	1,312,062
(3M USD LIBOR + 1.310%)
750,000	4.271	(a)(c)	07/23/29	817,838
(3M USD LIBOR + 1.575%)
525,000	3.824	(a)(c)	01/20/28	554,489
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)
1,275,000	4.610		02/15/23	1,319,128
BNP Paribas SA(b)
2,000,000	3.500		03/01/23	2,053,780
550,000	3.375		01/09/25	559,081
BPCE SA(b)
1,025,000	4.000		09/12/23	1,072,662
525,000	4.625		09/12/28	580,461
Citibank NA(a)
1,450,000	3.050		05/01/20	1,458,062
Citigroup, Inc.
1,050,000	3.400		05/01/26	1,086,676
125,000	4.300		11/20/26	131,976
1,200,000	4.125		07/25/28	1,267,236
Cooperatieve Rabobank UA
875,000	3.125		04/26/21	888,711
(3M USD LIBOR + 0.430%)
750,000	3.016	(c)	04/26/21	751,973
Credit Suisse Group AG(a)(b)
875,000	4.282		01/09/28	922,661
(3M USD LIBOR + 1.410%)
525,000	3.869	(c)	01/12/29	540,188
Credit Suisse Group Funding Guernsey Ltd.
307,000	4.550		04/17/26	333,755
Deutsche Bank AG
925,000	2.700		07/13/20	918,097
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
450,000	3.520		05/18/24	450,846
(3M USD LIBOR + 1.055%)
1,150,000	3.262		03/13/23	1,169,964
(3M USD LIBOR + 1.211%)
600,000	3.803		03/11/25	624,318
Huntington Bancshares, Inc.(a)
825,000	4.000		05/15/25	880,630

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(a)
$1,075,000	2.972%		01/15/23	$ 1,089,964
1,200,000	3.625		12/01/27	1,237,836
(3M USD LIBOR + 0.945%)
875,000	3.509	(c)	01/23/29	906,272
(3M USD LIBOR + 1.000%)
2,425,000	4.023	(c)	12/05/24	2,574,404
(3M USD LIBOR + 1.245%)
1,000,000	3.960	(c)	01/29/27	1,069,170
(3M USD LIBOR + 3.800%)
1,075,000	5.300	(c)	05/01/49	1,086,621
Kreditanstalt fuer Wiederaufbau(d)
6,510,000	1.500		09/09/19	6,499,975
5,720,000	2.500		02/15/22	5,821,759
Mitsubishi UFJ Financial Group, Inc.
302,000	2.950		03/01/21	304,639
Morgan Stanley, Inc.
325,000	3.875		04/29/24	344,360
1,050,000	3.700		10/23/24	1,107,445
50,000	4.000		07/23/25	53,564
(3M USD LIBOR + 0.847%)
750,000	3.737	(a)(c)	04/24/24	781,733
(3M USD LIBOR + 1.400%)
1,550,000	3.981	(a)(c)	10/24/23	1,579,326
(3M USD LIBOR + 1.628%)
700,000	4.431	(a)(c)	01/23/30	773,633
Royal Bank of Canada(c) (3M USD LIBOR + 0.390%)
875,000	2.973		04/30/21	877,345
Royal Bank of Scotland Group PLC
826,000	3.875		09/12/23	847,641
(3M USD LIBOR + 1.480%)
1,160,000	3.498	(a)(c)	05/15/23	1,171,484
(3M USD LIBOR + 1.550%)
850,000	4.519	(a)(c)	06/25/24	885,131
(3M USD LIBOR + 1.762%)
225,000	4.269	(a)(c)	03/22/25	232,576
Santander UK PLC
1,000,000	2.875		06/18/24	1,004,560
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,325,000	4.247		01/20/23	1,367,479
SunTrust Bank(a)(c) (3M USD LIBOR + 0.298%)
1,295,000	2.590		01/29/21	1,295,894
Wells Fargo & Co.
2,750,000	3.000		10/23/26	2,775,080
75,000	4.150	(a)	01/24/29	81,647

				61,530,202

Beverages – 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
325,000	4.700		02/01/36	357,305
725,000	4.900		02/01/46	805,975

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Anheuser-Busch InBev Worldwide, Inc.(a)
$625,000	4.150%		01/23/25	$ 676,525
2,000,000	4.000		04/13/28	2,153,720
350,000	4.600		04/15/48	374,423
Bacardi Ltd.(a)(b)
600,000	5.300		05/15/48	631,182
Constellation Brands, Inc.
700,000	4.250		05/01/23	743,813
625,000	4.400	(a)	11/15/25	683,675
225,000	3.700	(a)	12/06/26	235,665
500,000	3.600	(a)	02/15/28	515,645
(3M USD LIBOR + 0.700%)
975,000	3.218	(a)(c)	11/15/21	975,010
Keurig Dr Pepper, Inc.(a)
750,000	4.057		05/25/23	787,365

				8,940,303

Biotechnology(a) – 0.3%
Celgene Corp.
1,095,000	3.875		08/15/25	1,169,810
300,000	3.900		02/20/28	322,197

				1,492,007

Chemicals – 1.1%
CNAC HK Finbridge Co. Ltd.
270,000	3.125		06/19/22	269,218
200,000	4.625		03/14/23	209,154
DuPont de Nemours, Inc.(a)
750,000	4.205		11/15/23	802,815
75,000	5.419		11/15/48	91,091
Huntsman International LLC(a)
350,000	4.500		05/01/29	360,418
Syngenta Finance NV(b)
1,210,000	3.698		04/24/20	1,218,555
1,485,000	3.933		04/23/21	1,509,799
The Sherwin-Williams Co.(a)
225,000	2.750		06/01/22	227,194
500,000	3.450		06/01/27	513,145

				5,201,389

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a)(b) – 0.3%
Herc Holdings, Inc.
$670,000	5.500%		07/15/27	$ 673,350
Refinitiv US Holdings, Inc.
750,000	6.250		05/15/26	772,500

				1,445,850

Computers(a) – 1.1%
Apple, Inc.
900,000	2.750		01/13/25	919,566
1,875,000	2.450		08/04/26	1,870,406
Dell International LLC/EMC Corp.(b)
600,000	5.450		06/15/23	646,398
100,000	6.020		06/15/26	110,079
225,000	8.350		07/15/46	283,718
Hewlett Packard Enterprise Co.
859,000	4.900		10/15/25	942,177
155,000	6.350		10/15/45	171,407

				4,943,751

Diversified Financial Services – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,207,339
450,000	3.300	(a)	01/23/23	455,499
400,000	4.875	(a)	01/16/24	428,636
Air Lease Corp.(a)
875,000	3.750		06/01/26	896,516
GE Capital International Funding Co.
1,275,000	3.373		11/15/25	1,290,759
Huarong Finance 2019 Co. Ltd.
480,000	3.750		05/29/24	483,150
Huarong Finance II Co. Ltd.
200,000	5.500		01/16/25	218,500
Nuveen LLC(a)(b)
225,000	4.000		11/01/28	246,848

				5,227,247

Electrical – 1.5%
Alliant Energy Finance LLC(a)(b)
375,000	3.750		06/15/23	388,879
100,000	4.250		06/15/28	105,432
Berkshire Hathaway Energy Co.(a)
225,000	3.250		04/15/28	231,629
Dominion Energy, Inc.(e)
675,000	3.071		08/15/24	680,197
NRG Energy, Inc.(a)(b)
675,000	3.750		06/15/24	693,657

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Sempra Energy(a)(c) (3M USD LIBOR + 0.500%)
$1,125,000	3.097%		01/15/21	$ 1,121,231
Southern California Edison Co.(a)
725,000	3.700		08/01/25	748,867
450,000	4.200		03/01/29	478,116
The Southern Co.(a)
1,050,000	3.250		07/01/26	1,065,393
Vistra Operations Co. LLC(a)(b)
1,175,000	3.550		07/15/24	1,183,789

				6,697,190

Electrical Components & Equipment(a)(b) – 0.2%
Energizer Holdings, Inc.
1,075,000	7.750		01/15/27	1,161,000

Engineering & Construction(a) – 0.2%
Mexico City Airport Trust
200,000	4.250		10/31/26	199,900
250,000	3.875	(b)	04/30/28	241,392
310,000	5.500	(b)	07/31/47	308,353

				749,645

Food & Drug Retailing(a)(b) – 0.3%
Mars, Inc.
225,000	2.700		04/01/25	229,453
425,000	3.200		04/01/30	440,912
Post Holdings, Inc.
450,000	5.750		03/01/27	464,062
225,000	5.500		12/15/29	225,563

				1,359,990

Gas(a) – 0.1%
NiSource, Inc.
575,000	3.650		06/15/23	595,079

Healthcare Providers & Services – 1.2%
Acadia Healthcare Co., Inc.(a)
682,000	5.625		02/15/23	693,082
Becton Dickinson & Co.(a)
1,525,000	2.894		06/06/22	1,544,993
275,000	3.363		06/06/24	283,519
372,000	4.685		12/15/44	412,124
175,000	4.669		06/06/47	195,967
(3M USD LIBOR + 0.875%)
919,000	3.194	(c)	12/29/20	919,055
Catalent Pharma Solutions, Inc.(a)(b)
130,000	5.000		07/15/27	132,275

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
HCA, Inc.
$425,000	5.375%		02/01/25	$ 458,469
150,000	5.875	(a)	02/15/26	165,750
Tenet Healthcare Corp.
500,000	6.750		06/15/23	502,500

				5,307,734

Insurance – 1.3%
American International Group, Inc.(a)
1,075,000	3.900		04/01/26	1,124,278
375,000	4.200		04/01/28	399,784
Arch Capital Finance LLC(a)
1,000,000	4.011		12/15/26	1,074,090
Great-West Lifeco Finance 2018 LP(a)(b)
325,000	4.047		05/17/28	356,571
Marsh & McLennan Cos., Inc.(a)
575,000	4.375		03/15/29	634,167
Teachers Insurance & Annuity Association of America(b)
295,000	4.900		09/15/44	345,336
The Northwestern Mutual Life Insurance Co.(b)
800,000	6.063		03/30/40	1,067,352
XLIT Ltd.
775,000	4.450		03/31/25	834,210

				5,835,788

Internet(a) – 0.1%
Amazon.com, Inc.
400,000	3.875		08/22/37	440,452

Iron/Steel – 0.0%
Vale Overseas Ltd.
30,000	4.375		01/11/22	30,928
134,000	6.250		08/10/26	151,879

				182,807

Media – 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
400,000	3.579		07/23/20	403,548
1,175,000	4.464		07/23/22	1,233,632
1,187,000	4.500		02/01/24	1,263,514
825,000	4.908		07/23/25	895,298
Comcast Corp.(a)
1,725,000	3.700		04/15/24	1,829,621
256,000	3.300		02/01/27	266,107
350,000	3.150		02/15/28	358,859

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp.(a) – (continued)
$375,000	4.150%		10/15/28	$ 412,999
575,000	4.250		10/15/30	640,717
Entercom Media Corp.(a)(b)
675,000	6.500		05/01/27	702,000
Fox Corp.(a)(b)
300,000	4.030		01/25/24	318,714
275,000	4.709		01/25/29	307,172
NBCUniversal Media LLC
458,000	4.450		01/15/43	502,609
The Walt Disney Co.(b)
1,125,000	4.000		10/01/23	1,200,060

				10,334,850

Mining(b) – 0.4%
Glencore Finance Canada Ltd.
650,000	4.250		10/25/22	679,894
Glencore Funding LLC
300,000	4.125	(a)	03/12/24	310,605
538,000	4.625		04/29/24	569,204
Vedanta Resources Finance II PLC
200,000	8.000		04/23/23	202,250

				1,761,953

Miscellaneous Manufacturing – 0.1%
General Electric Co.
75,000	2.700		10/09/22	74,867
250,000	3.100		01/09/23	252,120

				326,987

Oil Field Services – 2.4%
Anadarko Petroleum Corp.
300,000	5.550	(a)	03/15/26	337,011
375,000	6.450		09/15/36	460,826
100,000	6.600	(a)	03/15/46	130,027
BP Capital Markets America, Inc.(a)
600,000	4.234		11/06/28	666,144
Cenovus Energy, Inc.(a)
450,000	4.250		04/15/27	465,228
Continental Resources, Inc.(a)
2,225,000	4.500		04/15/23	2,338,920
25,000	4.375		01/15/28	26,321
Devon Energy Corp.(a)
250,000	3.250		05/15/22	257,810
227,000	5.850		12/15/25	270,461
265,000	5.600		07/15/41	316,773

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Diamondback Energy, Inc.(a)
	$175,000	4.750	%(b)	11/01/24	$ 179,375
	1,075,000	4.750		11/01/24	1,101,875
Gazprom OAO Via Gaz Capital SA
	230,000	5.150	(b)	02/11/26	245,166
	240,000	7.288		08/16/37	303,000
Halliburton Co.(a)
	100,000	3.800		11/15/25	104,873
Marathon Oil Corp.(a)
	350,000	4.400		07/15/27	371,315
Marathon Petroleum Corp.(a)
	325,000	3.800		04/01/28	330,749
Petrobras Global Finance B.V.
	20,000	5.750		02/01/29	20,861
	90,000	6.900		03/19/49	95,732
Petroleos de Venezuela SA(f)
	4,280,000	6.000		10/28/22	513,600
	1,110,000	5.375		04/12/27	166,500
Petroleos Mexicanos
	40,000	6.000		03/05/20	40,432
EUR	410,000	5.125		03/15/23	490,396
	$50,000	6.500		03/13/27	49,485
	12,000	6.375		01/23/45	10,266
	10,000	6.750		09/21/47	8,871
	40,000	6.350		02/12/48	34,230
Phillips 66(a)
	750,000	3.900		03/15/28	788,700
Pioneer Natural Resources Co.(a)
	410,000	3.950		07/15/22	426,244
Reliance Industries Ltd.(b)
	320,000	3.667		11/30/27	322,700

					10,873,891

Packaging(a)(b) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	550,000	7.250		05/15/24	580,250
	400,000	6.000		02/15/25	413,500

					993,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – 2.2%
AbbVie, Inc.
$1,100,000	3.375%		11/14/21	$ 1,121,967
725,000	3.750	(a)	11/14/23	755,994
Bausch Health Americas, Inc.(a)(b)
200,000	9.250		04/01/26	223,500
Bausch Health Cos., Inc.(a)(b)
650,000	9.000		12/15/25	724,750
Bayer US Finance II LLC(a)(b)
950,000	3.875		12/15/23	984,523
Cigna Corp.(a)(b)
2,175,000	3.750		07/15/23	2,263,501
CVS Health Corp.(a)
425,000	3.500		07/20/22	436,513
1,025,000	3.375		08/12/24	1,048,298
450,000	3.875		07/20/25	469,670
Elanco Animal Health, Inc.
775,000	3.912		08/27/21	791,578
300,000	4.272	(a)	08/28/23	314,742
Pfizer, Inc.(a)
750,000	3.450		03/15/29	793,050

				9,928,086

Pipelines – 3.2%
Energy Transfer Operating LP(a)
350,000	4.650		06/01/21	362,964
875,000	4.200		09/15/23	916,982
725,000	5.500		06/01/27	808,689
550,000	5.250		04/15/29	614,256
325,000	5.300		04/15/47	339,151
Enterprise Products Operating LLC(a)(c) (3M USD LIBOR + 2.778%)
475,000	5.298		06/01/67	436,995
EQM Midstream Partners LP(a)
1,700,000	4.750		07/15/23	1,762,458
325,000	5.500		07/15/28	342,004
Genesis Energy LP/Genesis Energy Finance Corp.(a)
400,000	6.500		10/01/25	392,000
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,053,044
Kinder Morgan, Inc.
500	7.750		01/15/32	686
MPLX LP(a)
225,000	4.800		02/15/29	247,453
325,000	4.500		04/15/38	327,919
175,000	4.700		04/15/48	177,872

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Plains All American Pipeline LP/PAA Finance Corp.(a)
$600,000	3.650%		06/01/22	$ 614,544
925,000	3.850		10/15/23	954,665
Sabine Pass Liquefaction LLC(a)
800,000	6.250		03/15/22	867,776
300,000	5.625		04/15/23	326,289
900,000	5.625		03/01/25	1,008,000
425,000	5.000		03/15/27	465,983
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	209,586
100,000	5.400		10/01/47	106,118
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
500,000	5.875		04/15/26	530,000
The Williams Cos., Inc.(a)
915,000	3.600		03/15/22	938,552
450,000	3.900		01/15/25	470,911
Western Midstream Operating LP(a)
100,000	5.450		04/01/44	94,067
100,000	5.300		03/01/48	92,792

				14,461,756

Real Estate Investment Trust – 1.9%
Alexandria Real Estate Equities, Inc.(a)
325,000	3.800		04/15/26	340,902
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	827,328
American Homes 4 Rent LP(a)
831,000	4.900		02/15/29	904,012
American Tower Corp.(a)
925,000	3.375		05/15/24	950,391
Crown Castle International Corp.
575,000	5.250		01/15/23	624,201
1,275,000	3.150	(a)	07/15/23	1,299,366
Kaisa Group Holdings Ltd.(a)
200,000	9.375		06/30/24	182,125
Kilroy Realty LP(a)
500,000	4.750		12/15/28	554,360
National Retail Properties, Inc.(a)
400,000	4.000		11/15/25	422,624
Spirit Realty LP(a)
350,000	4.000		07/15/29	353,203
Trust F/1401(a)(b)
300,000	5.250		12/15/24	317,531
VEREIT Operating Partnership LP(a)
750,000	4.125		06/01/21	769,608
800,000	4.625		11/01/25	859,752
WP Carey, Inc.(a)
425,000	3.850		07/15/29	430,138

				8,835,541

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – 0.5%
Dollar Tree, Inc.
$525,000	4.000%		05/15/25	$ 545,591
Starbucks Corp.
850,000	3.800		08/15/25	906,652
The Home Depot, Inc.
275,000	3.900		12/06/28	302,830
Walmart, Inc.
375,000	4.050		06/29/48	428,666

				2,183,739

Semiconductors – 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,100,000	3.000		01/15/22	1,103,993
1,125,000	3.625		01/15/24	1,136,767
500,000	3.125		01/15/25	488,125
Broadcom, Inc.(b)
1,150,000	3.125		10/15/22	1,156,106
825,000	3.625	(a)	10/15/24	829,010
650,000	4.250	(a)	04/15/26	657,794
Microchip Technology, Inc.
525,000	3.922		06/01/21	534,707
NXP B.V./NXP Funding LLC(b)
1,325,000	3.875		09/01/22	1,362,219
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
375,000	3.875		06/18/26	384,788

				7,653,509

Software(a) – 0.4%
Fiserv, Inc.
300,000	3.800		10/01/23	315,627
750,000	3.200		07/01/26	766,710
525,000	4.200		10/01/28	567,520

				1,649,857

Telecommunication Services – 3.2%
AT&T, Inc.(a)
1,375,000	3.000		06/30/22	1,398,334
1,125,000	3.600		02/17/23	1,167,660
400,000	4.450		04/01/24	430,692
1,700,000	3.400		05/15/25	1,744,081

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(a) – (continued)
$600,000	4.125%	02/17/26	$ 639,126
175,000	4.900	08/15/37	188,914
225,000	5.450	03/01/47	258,338
Digicel Ltd.(a)(b)
200,000	6.000	04/15/21	149,500
800,000	6.750	03/01/23	453,000
Intelsat Jackson Holdings SA(a)(b)
700,000	8.500	10/15/24	693,000
Level 3 Financing, Inc.(a)
1,150,000	5.625	02/01/23	1,161,500
Nokia OYJ
4,000	4.375	06/12/27	4,099
Sprint Communications, Inc.
900,000	6.000	11/15/22	938,250
Telefonica Emisiones SA
150,000	5.462	02/16/21	157,136
325,000	4.570	04/27/23	350,282
Verizon Communications, Inc.
925,000	3.376	02/15/25	965,145
630,000	4.329	09/21/28	696,824
50,000	4.125	08/15/46	52,442
50,000	4.862	08/21/46	58,129
1,030,000	5.012	04/15/49	1,223,908
Vodafone Group PLC
1,525,000	3.750	01/16/24	1,594,647
Wind Tre SpA(a)(b)
498,000	5.000	01/20/26	483,682

			14,808,689

Trucking & Leasing(a)(b) – 0.1%
Avolon Holdings Funding Ltd.
425,000	3.950	07/01/24	435,200

TOTAL CORPORATE OBLIGATIONS (Cost $196,762,270)			$202,840,404

Mortgage-Backed Obligations – 45.8%
Collateralized Mortgage Obligations – 4.9%
Interest Only(g) – 0.8%
FHLMC REMIC Series 4314, Class SE(c) (-1x1M LIBOR + 6.050%)
$817,670	3.610%	03/15/44	$ 134,798
FHLMC REMIC Series 4320, Class SD(c) (-1x1M LIBOR + 6.100%)
3,791,898	3.660	07/15/39	624,504
FHLMC REMIC Series 4583, Class ST(c) (-1x1M LIBOR + 6.000%)
1,593,556	3.560	05/15/46	280,056
FHLMC STRIPS Series 304, Class C45
255,733	3.000	12/15/27	18,477

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FNMA REMIC Series 2011-124, Class SC(c) (-1x1M LIBOR + 6.550%)
$416,338	4.120%	12/25/41	$ 74,450
FNMA REMIC Series 2012-5, Class SA(c) (-1x1M LIBOR + 5.950%)
594,937	3.520	02/25/42	95,013
FNMA REMIC Series 2012-88, Class SB(c) (-1x1M LIBOR + 6.670%)
396,161	4.240	07/25/42	66,707
FNMA REMIC Series 2014-6, Class SA(c) (-1x1M LIBOR + 6.600%)
453,998	4.170	02/25/44	83,313
FNMA REMIC Series 2016-69, Class BS(c) (-1x1M LIBOR + 6.100%)
2,446,377	3.610	10/25/46	418,446
GNMA REMIC Series 2010-101, Class S(c) (-1x1M LIBOR + 6.000%)
424,460	3.559	08/20/40	72,393
GNMA REMIC Series 2010-20, Class SE(c) (-1x1M LIBOR + 6.250%)
902,095	3.809	02/20/40	162,315
GNMA REMIC Series 2013-134, Class DS(c) (-1x1M LIBOR + 6.100%)
121,860	3.659	09/20/43	21,420
GNMA REMIC Series 2013-152, Class SG(c) (-1x1M LIBOR + 6.150%)
378,755	3.709	06/20/43	65,962
GNMA REMIC Series 2013-181, Class SA(c) (-1x1M LIBOR + 6.100%)
509,126	3.659	11/20/43	91,423
GNMA REMIC Series 2014-132, Class SL(c) (-1x1M LIBOR + 6.100%)
607,580	3.659	10/20/43	79,285
GNMA REMIC Series 2014-133, Class BS(c) (-1x1M LIBOR + 5.600%)
307,082	3.159	09/20/44	46,976
GNMA REMIC Series 2014-162, Class SA(c) (-1x1M LIBOR + 5.600%)
288,032	3.159	11/20/44	41,617
GNMA REMIC Series 2015-110, Class MS(c) (-1x1M LIBOR + 5.710%)
2,008,206	3.269	08/20/45	287,844
GNMA REMIC Series 2015-111, Class IM
858,019	4.000	08/20/45	117,797
GNMA REMIC Series 2015-119, Class SN(c) (-1x1M LIBOR + 6.250%)
406,644	3.809	08/20/45	65,260
GNMA REMIC Series 2015-123, Class SP(a)(c) (-1x1M USD LIBOR + 6.250%)
435,538	3.762	09/20/45	72,632
GNMA REMIC Series 2015-167, Class AS(c) (-1x1M LIBOR + 6.250%)
307,611	3.809	11/20/45	47,673
GNMA REMIC Series 2015-168, Class SD(c) (-1x1M LIBOR + 6.200%)
204,618	3.759	11/20/45	35,931
GNMA REMIC Series 2015-57, Class AS(c) (-1x1M LIBOR + 5.600%)
1,671,746	3.159	04/20/45	234,697
GNMA REMIC Series 2016-109, Class IH
1,236,236	4.000	10/20/45	167,303
GNMA REMIC Series 2016-27, Class IA
628,134	4.000	06/20/45	73,830

			3,480,122

Regular Floater(c) – 0.2%
FNMA REMIC Series 2011-63, Class FG (1M LIBOR + 0.450%)
100,498	2.880	07/25/41	100,577
Silverstone Master Issuer PLC Series 2019-1A, Class 1A(a)(b) (3M USD LIBOR + 0.570%)
780,000	3.148	01/21/70	782,216

			882,793

Sequential Fixed Rate – 0.2%
FNMA REMIC Series 2005-70, Class PA
53,557	5.500	08/25/35	59,511
FNMA REMIC Series 2011-52, Class GB
432,922	5.000	06/25/41	473,625

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-111, Class B
	$35,997	7.000%	10/25/42	$ 41,813
FNMA REMIC Series 2012-153, Class B
	98,056	7.000	07/25/42	114,526

				689,475

Sequential Floating Rate(c) – 3.7%
Brunel Residential Mortgage Securitisation No. 1 PLC Series 2007-1X, Class A4B(3M GBP LIBOR + 0.220%)
GBP	268,776	1.041	01/13/39	335,030
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(b) (1M USD LIBOR + 2.400%)
	$650,000	4.804	04/25/31	654,821
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b) (1M USD LIBOR + 2.300%)
	870,000	4.730	08/25/31	878,486
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3 (1M USD LIBOR + 0.250%)
	1,829,676	3.050	11/25/36	1,551,516
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(b) (3M EURIBOR + 2.750%)
EUR	889,457	2.750	04/20/20	1,011,461
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 (1M USD LIBOR + 3.300%)
	$260,000	6.710	10/25/27	276,083
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3 (1M USD LIBOR + 3.250%)
	1,000,000	5.680	05/25/25	1,060,704
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	846,571	1.604	08/20/56	1,074,961
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
	1,097,296	1.656	11/15/49	1,391,074
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B (12M MTA + 1.200%)
	$183,574	3.682	12/25/46	271,925
Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	296,874	1.604	08/20/56	376,401
Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	2,578,235	1.604	08/20/56	3,270,630
Station Place Securitization Trust Series 2015-2, Class AR(b) (1M USD LIBOR + 0.550%)
	$950,000	3.049	05/15/21	950,000
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
GBP	1,154,648	1.684	03/20/56	1,463,648
Tower Bridge Funding No.1 PLC, Class A (3M GBP LIBOR + 1.000%)
	566,317	1.784	03/20/56	719,501
Warwick Finance Residential Mortgages No. One PLC Series 1, Class A (3M GBP LIBOR + 1.000%)
	1,373,366	1.775	09/21/49	1,749,033

				17,035,274

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 22,087,664

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(b)(c) – 0.6%
Sequential Floating Rate – 0.6%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M LIBOR + 0.830%)
$1,998,815	3.224%	06/15/35		$ 2,001,319
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M LIBOR + 0.900%)
924,113	3.294	09/15/35		922,403

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 2,923,722

Federal Agencies – 40.3%
Adjustable Rate FHLMC(c) – 0.0%
(12M USD LIBOR + 1.749%)
$30,389	4.522%	09/01/35	30,016	$ 31,828

FHLMC – 1.0%
123,993	6.000	08/01/27		135,786
13,802	5.000	08/01/33		14,933
2,695	5.000	09/01/33		2,916
3,244	5.000	10/01/33		3,510
3,337	5.000	11/01/34		3,611
200,315	5.000	12/01/34		216,755
4,991	5.000	07/01/35		5,401
1,136	5.000	11/01/35		1,229
34,287	5.000	03/01/39		36,979
7,431	5.000	05/01/39		8,014
20,067	5.000	04/01/40		21,763
4,430	5.000	08/01/40		4,807
55,918	4.000	02/01/41		59,040
783	5.000	04/01/41		852
4,418	5.000	06/01/41		4,782
3,775,529	4.500	08/01/48		4,067,498

				4,587,876

FNMA – 10.8%
4,326	6.000	06/01/21		4,428
12,700	5.000	08/01/23		13,151
6,016	5.500	09/01/23		6,235
4,019	5.500	10/01/23		4,169
26,349	5.000	02/01/24		27,048
7,826	5.500	05/01/25		7,951
11,043	4.500	02/01/39		11,740
10,074	4.500	04/01/39		10,933
9,002	4.500	08/01/39		9,775
132,331	4.500	12/01/39		143,698
112,856	4.500	06/01/40		120,930
53,230	4.500	08/01/41		56,804
69,783	3.000	12/01/42		71,478
162,883	3.000	01/01/43		166,839
44,622	3.000	02/01/43		45,706
15,872	3.000	03/01/43		16,257
232,094	3.000	04/01/43		237,804
40,362	3.000	05/01/43		41,355

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$52,721	3.000%	06/01/43		$ 54,018
17,315	3.000	07/01/43		17,741
40,124	5.000	06/01/44		42,400
24,721	3.500	03/01/45		25,457
612,083	3.000	04/01/45		623,696
2,259,799	4.500	04/01/45		2,454,619
251,651	4.500	05/01/45		273,189
1,483,677	4.500	06/01/45		1,564,294
691,490	4.000	11/01/45		722,808
222,510	4.000	03/01/46		232,402
155,364	4.000	06/01/46		162,161
37,766	4.000	08/01/46		39,418
250,736	4.000	10/01/46		261,705
241,535	4.000	06/01/47		254,391
2,196,096	4.500	07/01/47		2,342,188
498,482	4.500	11/01/47		531,332
553,238	4.000	12/01/47		585,970
1,683,127	4.000	01/01/48		1,782,709
3,277,175	4.000	02/01/48		3,459,753
2,494,588	4.000	03/01/48		2,632,360
916,840	4.000	05/01/48		965,355
1,869,610	4.000	06/01/48		1,980,226
944,732	4.500	09/01/48		1,015,919
3,000,000	3.500	TBA-30yr	(h)	3,066,853
2,000,000	4.000	TBA-30yr	(h)	2,066,905
20,000,000	4.500	TBA-30yr	(h)	20,898,216

				49,052,386

GNMA – 28.5%
32,501	5.500	11/15/32		35,455
18,608	5.500	01/15/33		20,184
41,091	5.500	02/15/33		46,410
46,845	5.500	03/15/33		52,874
46,968	5.500	07/15/33		52,309
16,196	5.500	08/15/33		17,855
9,713	5.500	09/15/33		10,646
33,362	5.500	04/15/34		37,359
8,262	5.500	05/15/34		8,809
198,781	5.500	09/15/34		223,674
202,965	5.500	12/15/34		228,203
148,078	5.500	01/15/35		166,578
871	5.500	05/15/36		928
7,868	4.000	02/20/41		8,305
12,030	4.000	11/20/41		12,698
1,987	4.000	01/20/42		2,098
6,384	4.000	04/20/42		6,739
3,608	4.000	10/20/42		3,808
1,087,097	4.000	08/20/43		1,147,449
6,712	4.000	03/20/44		7,081
8,133	4.000	05/20/44		8,579
561,887	4.000	11/20/44		592,555
127,928	4.000	12/20/44		134,910
36,861	4.000	05/20/45		38,872
145,257	4.000	07/20/45		153,185
841,667	4.000	01/20/46		887,605
6,002,798	4.500	05/20/48		6,283,926
11,691,960	4.500	08/20/48		12,214,864
3,683,319	4.500	09/20/48		3,845,460
894,850	5.000	09/20/48		937,245
1,209,673	5.000	11/20/48		1,267,107

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$973,712	5.000%	12/20/48		$ 1,019,944
7,584,596	5.000	01/20/49		7,944,711
985,531	5.000	02/20/49		1,034,995
25,000,000	3.500	TBA-30yr	(h)	25,800,905
63,000,000	4.500	TBA-30yr	(h)	65,672,403

				129,926,728

TOTAL FEDERAL AGENCIES				$183,598,818

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $206,177,819)				$208,610,204

Agency Debentures – 3.5%
Dominican Republic(b)
$560,000	6.400%	06/05/49		$ 584,500
FHLB
2,400,000	4.625	09/11/20		2,475,736
400,000	5.375	08/15/24		467,460
FNMA
4,000,000	1.875	09/24/26		3,958,520
800,000	6.250	05/15/29		1,080,400
Hashemite Kingdom of Jordan Government AID Bond(i)
1,600,000	2.503	10/30/20		1,611,472
Israel Government AID Bond(i)
2,000,000	5.500	09/18/23		2,283,980
300,000	5.500	12/04/23		344,865
877,000	5.500	04/26/24		1,016,662
40,000	5.500	09/18/33		54,502
Republic of Nigeria
330,000	6.500	11/28/27		330,413
220,000	8.747	01/21/31		244,750
Tennessee Valley Authority
1,200,000	3.875	02/15/21		1,237,584

TOTAL AGENCY DEBENTURES (Cost $15,405,747)				$ 15,690,844

Asset-Backed Securities(c) – 10.5%
Collateralized Loan Obligations – 2.8%
Crown Point CLO III Ltd. Series 2015-3A, Class A1AR(b) (3M USD LIBOR + 0.910%)
$3,200,000	3.697%	12/31/27		$ 3,199,702
KREF Ltd. Series 2018-FL1, Class A(b) (1M USD LIBOR + 1.100)
1,950,000	3.532	06/15/36		1,953,656
MidOcean Credit CLO Series 2018-8X, Class A2(a) (3M USD LIBOR + 1.300%)
500,000	3.820	02/20/31		497,093
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b) (1M USD LIBOR + 0.000%)
441,485	2.871	07/25/59		443,810

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations – (continued)
Orec Ltd. Series 2018-CRE1, Class A(b) (1M USD LIBOR + 1.180%)
$1,475,000	3.620%	06/15/36	$ 1,476,003
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A(b) (1M USD LIBOR + 0.850%)
611,234	3.280	06/25/35	609,393
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A(b) (1M USD LIBOR + 1.130%)
2,400,000	3.563	11/15/37	2,405,999
Whitehorse Ltd. Series 2014-9A, Class AR(b) (3M USD LIBOR + 1.160%)
2,310,353	3.933	07/17/26	2,312,805

			12,898,461

Home Equity – 0.6%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2 (1M LIBOR + 0.800%)
5,865	3.230	10/27/32	5,556
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1 (1M USD LIBOR + 0.660%)
1,612	3.090	10/25/32	1,574
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
1,012	3.050	01/25/32	962
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
11,069	6.962	09/25/37	11,147
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
23,338	6.710	09/25/37	24,244
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	3.030	11/25/32	232
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
1,400,000	2.660	04/25/37	1,311,430
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.220%)
3,110,976	2.650	04/25/37	1,276,504
Renaissance Home Equity Loan Trust Series 2003-2, Class A (1M USD LIBOR + 0.880%)
922	3.310	08/25/33	900
Renaissance Home Equity Loan Trust Series 2003-3, Class A (1M USD LIBOR + 1.000%)
2,573	3.430	12/25/33	2,512

			2,635,061

Student Loan – 7.1%
Academic Loan Funding Trust Series 2012-1A, Class A2(b) (1M USD LIBOR + 1.100%)
2,266,378	3.530	12/27/44	2,293,352
Access Group, Inc. Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
1,405,140	2.812	09/26/33	1,367,261
ECMC Group Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.350%)
1,707,889	3.780	07/26/66	1,721,615
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(b) (1M USD LIBOR + 0.800%)
966,905	3.230	10/25/56	955,888
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(b) (1M USD LIBOR + 1.350%)
2,600,000	3.780	03/25/36	2,615,304

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan – (continued)
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(b) (1M USD LIBOR + 1.000%)
$1,531,727	3.430%	04/25/33	$ 1,528,365
Navient Student Loan Trust Series 2016-5A, Class A(b) (1M USD LIBOR + 1.250%)
3,796,831	3.680	06/25/65	3,839,497
Navient Student Loan Trust Series 2016-7A, Class A(b) (1M USD LIBOR + 1.150%)
1,895,321	3.580	03/25/66	1,902,410
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
3,696,478	3.480	12/27/66	3,707,968
Nelnet Student Loan Trust Series 2006-1, Class A6(b) (3M USD LIBOR + 0.450%)
2,600,000	3.101	08/23/36	2,529,398
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,702,388	3.580	09/25/65	1,713,324
Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
428,748	3.515	10/28/41	420,716
SLM Student Loan Trust Series 2003-7A, Class A5A(b) (3M USD LIBOR + 1.200%)
1,647,166	3.811	12/15/33	1,640,516
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
236,612	2.891	01/25/27	235,142
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
1,323,116	2.911	10/25/28	1,313,363
SLM Student Loan Trust Series 2006-10, Class A5A (3M USD LIBOR + 0.100%)
321,965	2.871	04/25/27	321,683
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
796,963	3.101	01/25/22	780,915
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
221,170	3.521	04/25/23	219,737
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
522,767	4.421	07/25/22	528,144
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
932,997	4.471	07/25/23	943,596
SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
1,120,580	3.871	07/25/23	1,122,617
SLM Student Loan Trust Series 2008-8, Class A4 (3M USD LIBOR + 1.500%)
461,654	4.080	04/25/23	466,167

			32,166,978

TOTAL ASSET-BACKED SECURITIES (Cost $47,115,125)			$ 47,700,500

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 0.9%
Sovereign – 0.9%
Ecuador Government International Bond
	$360,000	9.625%		06/02/27	$ 388,080
	300,000	8.875	(b)	10/23/27	312,750
Republic of Argentina
EUR	410,000	5.250		01/15/28	339,314
	40,000	3.380	(e)	12/31/38	25,912
	$110,000	3.750	(e)	12/31/38	64,295
	690,000	6.875		01/11/48	511,462
Republic of Indonesia(b)
EUR	250,000	2.150		07/18/24	302,664
	$1,060,000	4.750		01/08/26	1,154,406
Republic of South Africa
ZAR	1,650,000	8.000		01/31/30	110,614
	4,340,000	7.000		02/28/31	263,798
	4,894,000	8.250		03/31/32	323,401
	1,520,000	8.875		02/28/35	102,854
	2,515,000	6.250		03/31/36	131,190
	40,000	9.000		01/31/40	2,672
	870,000	6.500		02/28/41	44,099
	2,330,000	8.750		01/31/44	150,702

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $4,334,196)					$ 4,228,213

Municipal Debt Obligations – 2.1%
California(a) – 0.5%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%		04/01/39	$ 332,455
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950		03/01/36	648,525
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
	900,000	5.874		06/01/40	1,225,638

					2,206,618

Illinois – 1.2%
Chicago Illinois GO Bonds Prerefunded Taxable Series B(a)
	2,374,000	7.750		01/01/42	3,057,760

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Build America Series 2010(a)
$115,000	6.630%	02/01/35	$ 132,644
730,000	7.350	07/01/35	860,838
Illinois State GO Bonds Taxable-Pension Series 2003
1,460,000	5.100	06/01/33	1,537,497

			5,588,739

Minnesota(a)(c) – 0.1%
Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1 (3M USD LIBOR + 0.100%)
230,829	2.682	04/28/30	230,024

New York(a) – 0.1%
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
375,000	4.810	10/15/65	467,400

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
250,000	6.270	02/15/50	335,772

Puerto Rico(a) – 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1
49,000	4.500	07/01/34	50,558
25,000	4.550	07/01/40	25,000
184,000	4.750	07/01/53	178,859
465,000	5.000	07/01/58	465,000

			719,417

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,789,352)			$ 9,547,970

U.S. Treasury Obligations – 1.5%
United States Treasury Bonds(j)
$1,790,000	3.625%	02/15/44	$ 2,160,866
United States Treasury Inflation Indexed Note
4,448,092	0.750	07/15/28	4,637,499

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,115,462)			$ 6,798,365

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(k) – 13.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
61,412,270	2.308%	$ 61,412,270
(Cost $61,412,270)

TOTAL INVESTMENTS – 122.3% (Cost $546,112,241)		$ 556,828,770

LIABILITIES IN EXCESS OF OTHER ASSETS – (22.3)%		(101,373,871)

NET ASSETS – 100.0%		$ 455,454,899

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(d)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $12,321,734, which represents approximately 2.7% of the Fund’s net assets as of June 30, 2019.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2019.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $117,505,282 which represents approximately 25.8% of the Fund’s net assets as of June 30, 2019.

(i)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,311,481, which represents approximately 1.2% of the Fund’s net assets as of June 30, 2019.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	19,090,599	USD	407,911	07/10/19	$34,247
	ARS	38,355,631	USD	812,619	07/12/19	72,879
	ARS	9,602,952	USD	195,679	07/31/19	19,782
	AUD	11,015,302	USD	7,676,389	09/18/19	75,431
	BRL	17,263,771	USD	4,448,423	07/02/19	46,592
	BRL	11,974,961	USD	3,103,519	08/02/19	5,528
	CAD	3,427,000	USD	2,571,423	07/05/19	45,835
	CAD	10,810,395	USD	8,172,257	09/18/19	94,782
	CLP	1,661,490,964	USD	2,408,805	07/05/19	43,269
	CLP	1,122,377,506	USD	1,618,338	07/23/19	38,596
	CNH	22,943,336	USD	3,320,389	09/18/19	17,298
	CZK	50,444,289	EUR	1,956,540	09/18/19	19,666
	EUR	337,797	GBP	301,288	09/18/19	2,543
	EUR	1,674,948	NOK	16,271,599	09/18/19	4,913
	EUR	10,220,498	USD	11,510,821	07/10/19	120,840
	EUR	1,445,939	USD	1,640,534	09/18/19	13,995
	GBP	202,235	SEK	2,372,988	09/18/19	752
	GBP	1,145,560	USD	1,453,915	09/18/19	6,072
	IDR	16,995,432,501	USD	1,189,049	08/13/19	7,644
	INR	182,879,295	USD	2,622,371	07/15/19	24,522
	INR	55,666,165	USD	795,390	08/13/19	7,099
	JPY	101,561,361	USD	922,120	07/01/19	19,954
	JPY	161,847,000	USD	1,508,447	09/05/19	117
	JPY	184,381,465	USD	1,713,505	09/18/19	6,663
	KRW	1,453,051,797	USD	1,249,029	07/22/19	7,094
	KRW	480,084,218	USD	407,706	08/05/19	7,550
	MXN	10,710,801	USD	550,416	09/18/19	239
	MYR	1,008,376	USD	239,690	07/24/19	4,373
	NOK	35,575,935	EUR	3,623,953	09/18/19	32,881
	NZD	12,917,748	USD	8,521,341	09/18/19	169,773
	PLN	14,205,443	EUR	3,322,053	09/18/19	10,237
	RUB	222,110,815	USD	3,399,384	07/30/19	99,780
	SEK	20,781,681	EUR	1,944,869	09/18/19	25,189
	SEK	1,694,991	NOK	1,550,573	09/18/19	1,397
	SEK	25,496,000	USD	2,748,402	07/17/19	843
	SEK	1,864,234	USD	196,537	09/18/19	5,356
	SGD	2,661,044	USD	1,962,461	09/18/19	6,685
	TRY	6,956,674	USD	1,145,237	09/18/19	6,279
	TWD	71,765,834	USD	2,298,143	08/05/19	23,061
	USD	1,062,511	AUD	1,498,377	07/03/19	10,466
	USD	1,064,860	CHF	1,030,992	09/18/19	1,117
	USD	630,894	EUR	550,324	09/18/19	1,181
	USD	11,651,119	GBP	8,878,950	07/08/19	370,632
	USD	211,882	GBP	165,622	09/18/19	801
	USD	2,447,693	JPY	261,662,004	09/18/19	6,544
	USD	919,605	SEK	8,471,567	09/18/19	2,148
	ZAR	38,847,295	USD	2,620,302	09/18/19	110,381

TOTAL						$1,633,026

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	397,361	CHF	272,425	09/18/19	$(1,443)
	AUD	1,403,634	USD	995,328	07/03/19	(9,805)
	BRL	5,102,891	USD	1,332,158	07/02/19	(3,505)
	CAD	1,328,855	USD	1,016,457	09/18/19	(241)
	COP	2,898,558,175	USD	909,189	07/22/19	(8,702)
	EUR	845,417	SEK	8,995,106	09/18/19	(6,779)
	GBP	219,514	CAD	367,971	09/18/19	(1,634)
	GBP	1,625,937	EUR	1,821,669	09/18/19	(12,246)
	GBP	650,000	USD	854,177	07/08/19	(28,368)
	GBP	555,040	USD	709,631	09/18/19	(2,247)
	HUF	61,288,891	PLN	810,432	09/18/19	(666)
	HUF	137,670,527	USD	487,350	09/18/19	(397)
	JPY	32,822,860	USD	306,550	09/18/19	(332)
	KRW	841,123,399	USD	728,795	07/22/19	(1,667)
	MXN	57,409,268	USD	2,968,116	09/18/19	(16,638)
	NOK	3,288,015	USD	387,207	09/18/19	(916)
	RUB	56,098,227	USD	889,880	07/30/19	(6,102)
	SGD	325,180	USD	240,687	09/18/19	(57)
	TRY	4,902,704	USD	818,013	09/18/19	(6,483)
	TWD	28,552,443	USD	925,158	08/05/19	(1,654)
	USD	162,059	ARS	7,399,478	07/12/19	(8,770)
	USD	2,852,727	AUD	4,071,994	09/18/19	(12,863)
	USD	5,758,389	BRL	22,366,663	07/02/19	(65,277)
	USD	2,271,162	CAD	3,026,834	07/05/19	(40,483)
	USD	3,619,487	CAD	4,764,788	09/18/19	(24,293)
	USD	1,153,825	CHF	1,132,947	09/18/19	(15,111)
	USD	2,403,746	CLP	1,661,490,964	07/05/19	(48,329)
	USD	370,635	CLP	259,094,391	07/23/19	(11,859)
	USD	2,346,586	CNH	16,284,951	09/18/19	(22,472)
	USD	533,649	COP	1,739,962,375	07/22/19	(6,900)
	USD	12,054,438	EUR	10,701,976	07/10/19	(125,179)
	USD	8,587,470	EUR	7,548,230	09/18/19	(49,659)
	USD	209,784	GBP	164,858	09/18/19	(323)
	USD	439,773	INR	30,744,084	07/15/19	(5,200)
	USD	1,221,145	JPY	134,495,728	07/01/19	(26,425)
	USD	1,253,527	JPY	134,495,728	09/05/19	(97)
	USD	986,596	JPY	105,980,043	09/18/19	(2,134)
	USD	381,916	KRW	441,865,135	07/22/19	(64)
	USD	811,712	KRW	959,546,662	08/05/19	(18,263)
	USD	697,600	MXN	13,578,712	09/18/19	(497)
	USD	816,710	NOK	7,004,178	09/18/19	(6,172)
	USD	1,512,198	NZD	2,278,912	09/18/19	(21,063)
	USD	516,731	PLN	1,937,116	09/18/19	(3,025)
	USD	841,873	RON	3,518,187	09/18/19	(3,656)
	USD	3,293,795	RUB	215,937,325	07/30/19	(108,111)
	USD	3,008,827	SEK	27,981,080	07/17/19	(8,386)
	USD	966,518	SEK	9,054,240	09/18/19	(14,041)
	USD	869,819	SGD	1,184,511	09/18/19	(6,707)
	USD	324,275	TRY	2,020,703	09/18/19	(10,205)
	USD	2,023,441	TWD	63,693,035	08/05/19	(36,656)
	USD	959,147	ZAR	13,725,170	07/01/19	(15,184)
	USD	962,918	ZAR	13,726,744	09/05/19	(3,489)
	USD	1,245,232	ZAR	17,918,471	09/18/19	(14,306)

TOTAL						$(845,081)

FORWARD SALES CONTRACTS — At June 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA (Proceeds Receivable: $(1,035,547))	4.000%	TBA-30yr	07/22/19	$(1,000,000)	$(1,036,672)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	36	09/16/19	$2,906,427	$(4,199)
Australian 10 Year Government Bonds	23	09/16/19	2,319,540	(6,339)
Italian 10 Year Government Bonds	12	09/06/19	1,832,551	76,394
Ultra Long U.S. Treasury Bonds	187	09/19/19	33,204,187	905,353
10 Year German Euro-Bund	38	09/06/19	7,464,062	73,397
2 Year U.S. Treasury Notes	73	09/30/19	15,708,117	14,988
5 Year U.S. Treasury Notes	210	09/30/19	24,812,812	151,278
10 Year U.S. Treasury Notes	333	09/19/19	42,613,594	553,961
20 Year U.S. Treasury Bonds	158	09/19/19	24,583,813	582,009

Total				$2,346,842

Short position contracts:
Eurodollars	(4)	09/16/19	(979,950)	(7,959)
Eurodollars	(78)	12/16/19	(19,127,550)	(138,675)
Eurodollars	(9)	03/16/20	(2,211,525)	(14,196)
Eurodollars	(49)	06/15/20	(12,051,550)	(82,606)
Eurodollars	(4)	12/14/20	(984,450)	(5,445)
French 10 Year Government Bonds	(47)	09/06/19	(8,811,264)	(136,890)
Ultra 10 Year U.S. Treasury Notes	(31)	09/19/19	(4,281,875)	(79,947)
2 Year U.S. Treasury Notes	(37)	09/30/19	(7,961,649)	(16,646)
5 Year German Euro-Bobl	(4)	09/06/19	(611,487)	(1,644)
10 Year U.K. Long Gilt	(15)	09/26/19	(2,482,116)	1,817

Total				$(482,191)

TOTAL FUTURES CONTRACTS				$1,864,651

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.726%(a)	6M GBP	11/07/19	GBP	57,940	(b)	$(4,813)	$295	$(5,108)
8.360(c)	Mexico IB TIIE 28D	03/18/20	MXN	116,500		(6,087)	(84,185)	78,098
3M LIBOR(d)	1.951%	06/15/21		$17,500	(b)	139,795	2,108	137,687
7.950(c)	Mexico IB TIIE 28D	06/16/21	MXN	46,425		(19,311)	(562)	(18,749)
3M NZDOR(e)	1.500(f)	09/18/21	NZD	56,460	(b)	139,468	72,934	66,534
1.750(f)	3M LIBOR(e)	09/18/21		$27,060	(b)	(20,449)	20,484	(40,933)
1M BID Avg(d)	6.848	01/02/23	BRL	4,000		8,263	—	8,263
1.100(d)	6M GBP	08/01/23	GBP	1,150		(30,588)	(9,778)	(20,810)
1.390(d)	3M LIBOR	11/30/23		$4,700	(b)	15,121	11,719	3,402
6M EURO(f)	0.500(d)	09/18/24	EUR	40,830	(b)	1,680,500	1,434,363	246,137
6M CDOR(f)	2.750	09/18/24	CAD	25,880	(b)	991,197	971,731	19,466
2.000(f)	3M LIBOR(e)	09/18/24		$18,940	(b)	(235,342)	(204,171)	(31,171)
0.250(d)	3M STIBOR(e)	09/18/24	SEK	345,940	(b)	(239,725)	(140,306)	(99,419)
1.510(d)	3M LIBOR	04/30/26		$5,040	(b)	19,771	52	19,719
6M AUDOR(f)	1.750	09/18/26	AUD	5,500	(b)	95,374	50,104	45,270
1.500(f)	6M GBP	09/18/26	GBP	2,710	(b)	(124,037)	(128,865)	4,828
6M JYOR(f)	0.500	03/22/28	JPY	1,158,360	(b)	246,308	185,110	61,198
1.900(f)	6M GBP	08/03/28	GBP	4,930	(b)	(224,098)	(40,616)	(183,482)
6M CHFOR(f)	1.050(d)	08/07/28	CHF	7,880	(b)	426,941	(64,112)	491,053

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(f)	1.200%(d)	02/12/29	EUR	10,140	(b)	$397,570	$51,185	$346,385
3M LIBOR(e)	2.800(f)	02/12/29		$10,610	(b)	308,412	39,623	268,789
1.500%(f)	6M GBP	02/12/29	GBP	15,440	(b)	(298,063)	(51,503)	(246,560)
6M EURO(f)	1.200(d)	02/21/29	EUR	6,740	(b)	262,589	41,244	221,345
2.300(d)	3M NIBOR(f)	02/21/29	NOK	74,050	(b)	(144,864)	(80,499)	(64,365)
3M LIBOR(e)	2.500(f)	05/20/29		$33,240	(b)	484,756	143,005	341,751
0.900(d)	6M EURO(f)	05/20/29	EUR	33,530	(b)	(648,670)	(161,112)	(487,558)
3M KWCDC(e)	1.750	06/19/29	KRW	3,018,100		34,264	26,105	8,159
6M GBP(f)	1.750	06/19/29	GBP	1,240	(b)	40,896	40,754	142
3M LIBOR(e)	3.000(f)	06/19/29		$3,160	(b)	114,456	33,205	81,251
3.250(f)	3M NZDOR(e)	06/19/29	NZD	2,950	(b)	(95,250)	(20,469)	(74,781)
3.000(f)	6M AUDOR	06/19/29	AUD	6,770	(b)	(228,708)	(195,305)	(33,403)
1.500(d)	6M EURO(f)	06/19/29	EUR	11,210	(b)	(594,714)	(530,422)	(64,292)
6M EURO(f)	1.000(d)	09/18/29		1,150	(b)	105,725	87,647	18,078
6M AUDOR(f)	2.000	09/18/29	AUD	7,160	(b)	194,731	207,693	(12,962)
6M WIBOR(f)	2.985(d)	09/18/29	PLN	13,080	(b)	85,819	20,531	65,288
1.800(d)	3M NIBOR(f)	09/18/29	NOK	18,880	(b)	10,928	4,645	6,283
0.750(d)	3M STIBOR(e)	09/18/29	SEK	14,650	(b)	(28,686)	(16,442)	(12,244)
1.500(f)	6M GBP	09/18/29	GBP	2,670	(b)	(143,376)	(151,137)	7,761
3M JIBAR(e)	8.775	09/18/29	ZAR	78,100	(b)	6,993	(6,605)	13,598
3M LIBOR(e)	3.000(f)	06/20/39		$2,830	(b)	117,879	93,358	24,521
1.750(d)	6M EURO(f)	06/20/39	EUR	2,740	(b)	(172,796)	(140,432)	(32,364)
6M GBP(f)	1.750	06/15/49	GBP	410	(b)	18,547	18,773	(226)
3M LIBOR(e)	2.750(f)	06/15/49		$760	(b)	19,717	14,448	5,269
1.500(d)	6M EURO(f)	06/15/49	EUR	520	(b)	(31,468)	(31,468)	—

TOTAL						$2,674,975	$1,513,127	$1,161,848

(a)	Payments made maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.
(c)	Payments made monthly.
(d)	Payments made annually.
(e)	Payments made at quarterly.
(f)	Payments made at semi-annually.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.152%	Barclays Bank PLC	06/20/21	$80	$(1,355)	$289	$(1,644)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.195	Barclays Bank PLC	12/20/21	1,130	(22,592)	(1,964)	(20,628)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.117	BoA Securities LLC	12/20/20	830	(11,065)	1,452	(12,517)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	BoA Securities LLC	06/20/21	900	(15,241)	3,943	(19,184)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.117	Citibank NA	12/20/20	720	(9,599)	1,792	(11,391)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	Citibank NA	06/20/21	560	(9,483)	2,072	(11,555)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.224	Citibank NA	06/20/22	280	(6,440)	(2,514)	(3,926)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	Deutsche Bank AG (London)	06/20/21	460	(7,791)	2,119	(9,910)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.117	JPMorgan Securities, Inc.	12/20/20	6,410	(85,455)	14,820	(100,275)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	JPMorgan Securities, Inc.	06/20/21	10	(169)	38	(207)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.224	JPMorgan Securities, Inc.	06/20/22	580	(13,338)	(5,241)	(8,097)

TOTAL						$(182,528)	$16,806	$(199,334)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 32	(1.000)%	1.023%	06/20/29		$6,240	$10,047	$14,368	$(4,321)
iTraxx Europe Series 31	(1.000)	0.523	06/20/24	EUR	12,840	(351,933)	(536,997)	185,064
Protection Sold:
Boeing Co., 8.750%, 08/15/21	1.000	0.408	06/20/24		$500	14,284	10,792	3,492
CDX.NA.IG Index 32	1.000	0.545	06/20/24		30,375	661,320	468,210	193,110
CDX.NA.HY Index 32	5.000	3.248	06/20/24		2,100	161,758	156,859	4,899
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	0.412	09/20/19		910	1,342	1,126	216
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.564	06/20/24		825	17,376	13,849	3,527
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.901	06/20/24		800	3,963	(3,123)	7,086

TOTAL						$518,157	$125,084	$393,073

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2019, the Fund had the following purchased and written options:

EXCHANGE TRADED INTEREST RATE SWAPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar Futures	$97.75	06/15/2020	52	$130,000	$6,500	$25,464	$(18,964)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	$2.980	08/06/2019	5,100,000	$5,100,000	$1	$2,040	$(2,039)
3M IRS	JPMorgan Securities, Inc.	2.480	08/06/2019	5,100,000	5,100,000	380	46,155	(45,775)

Total Over-the Counter Interest Rate Swaptions				10,200,000	$10,200,000	$381	$48,195	$(47,814)

Total purchased option contracts				10,200,052	$10,330,000	$6,881	$73,659	$(66,778)

Written option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	2.730	08/06/2019	(10,200,000)	(10,200,000)	(40)	(20,400)	20,360

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
3M IRS	— 3 Month Interest Rate Swaptions
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
CDX.NA.HY Index 32	— CDX North America High Yield Index 32
BoA Securities LLC	— Bank of America Securities LLC
CS International (London)	— Credit Suisse International (London)
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 41.6%
Aerospace & Defense – 1.1%
Northrop Grumman Corp.(a)
$3,175,000	2.930%		01/15/25	$ 3,237,547
2,750,000	3.250		01/15/28	2,822,545
The Boeing Co.(a)
1,575,000	3.450		11/01/28	1,659,940
United Technologies Corp.
725,000	3.350		08/16/21	740,834
1,775,000	3.950	(a)	08/16/25	1,911,604
800,000	5.700		04/15/40	1,019,120
(3M USD LIBOR + 0.650%)
725,000	3.175	(a)(b)	08/16/21	725,747

				12,117,337

Agriculture – 0.8%
Altria Group, Inc.(a)
1,975,000	3.800		02/14/24	2,059,254
25,000	4.400		02/14/26	26,723
BAT Capital Corp.(a)
1,685,000	3.222		08/15/24	1,697,991
BAT International Finance PLC(c)
4,875,000	2.750		06/15/20	4,886,456
Reynolds American, Inc.(a)
125,000	4.450		06/12/25	132,535

				8,802,959

Airlines – 0.4%
Delta Air Lines, Inc.
4,250,000	3.400		04/19/21	4,314,689

Automotive – 0.3%
Ford Motor Credit Co. LLC
1,200,000	5.875		08/02/21	1,264,848
600,000	3.815	(a)	11/02/27	573,774
General Motors Co.
550,000	4.000		04/01/25	559,905
General Motors Financial Co., Inc.(a)
675,000	4.300		07/13/25	694,845
300,000	5.650		01/17/29	329,559

				3,422,931

Banks – 9.0%
Banco Santander SA
400,000	4.250		04/11/27	420,148
800,000	3.306		06/27/29	805,224

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.
$3,050,000	4.125%		01/22/24	$ 3,258,589
1,250,000	4.200		08/26/24	1,327,788
350,000	6.110		01/29/37	445,627
(3M USD LIBOR + 0.940%)
2,625,000	3.864	(a)(b)	07/23/24	2,755,331
(3M USD LIBOR + 1.370%)
1,550,000	3.593	(a)(b)	07/21/28	1,612,388
Barclays PLC(a)(b) (3M USD LIBOR + 1.400%)
2,725,000	4.610		02/15/23	2,819,312
BNP Paribas SA(c)
4,350,000	3.500		03/01/23	4,466,971
900,000	3.375		01/09/25	914,859
BPCE SA
925,000	2.650		02/03/21	929,153
2,250,000	4.000	(c)	09/12/23	2,354,625
1,150,000	4.625	(c)	09/12/28	1,271,486
Capital One NA(a)
1,700,000	2.650		08/08/22	1,708,041
Citibank NA(a)
2,550,000	3.050		05/01/20	2,564,178
Citigroup, Inc.
1,300,000	4.600		03/09/26	1,405,833
3,175,000	3.400		05/01/26	3,285,903
1,150,000	4.125		07/25/28	1,214,435
Credit Agricole SA(c)
1,050,000	3.250		10/04/24	1,067,966
Credit Suisse Group AG(a)(c)
1,400,000	4.282		01/09/28	1,476,258
(3M USD LIBOR + 1.410%)
1,675,000	3.869	(b)	01/12/29	1,723,458
Credit Suisse Group Funding Guernsey Ltd.
683,000	4.550		04/17/26	742,523
Deutsche Bank AG
3,350,000	2.700		07/13/20	3,324,999
HSBC Holdings PLC(a)(b)
(3M USD LIBOR + 1.000%)
850,000	3.520		05/18/24	851,598
(3M USD LIBOR + 1.055%)
2,200,000	3.262		03/13/23	2,238,192
(3M USD LIBOR + 1.211%)
1,625,000	3.803		03/11/25	1,690,861
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,734,574
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 1.000%)
5,300,000	4.023		12/05/24	5,626,533
(3M USD LIBOR + 1.245%)
2,275,000	3.960		01/29/27	2,432,362
(3M USD LIBOR + 1.337%)
2,150,000	3.782		02/01/28	2,276,699

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JP Morgan Chase & Co.(a)(b) – (continued)
(3M USD LIBOR + 1.360%)
$800,000	3.882%		07/24/38	$ 836,584
(3M USD LIBOR + 3.800%)
2,250,000	5.300		12/29/49	2,274,322
Lloyds Bank PLC(b) (3M USD LIBOR + 0.490%)
1,550,000	3.055		05/07/21	1,550,403
Morgan Stanley, Inc.
2,200,000	4.875		11/01/22	2,353,472
3,300,000	3.700		10/23/24	3,480,543
700,000	4.000		07/23/25	749,896
(3M USD LIBOR + 0.847%)
3,725,000	3.737	(a)(b)	04/24/24	3,882,605
(3M USD LIBOR + 1.400%)
2,575,000	3.981	(a)(b)	10/24/23	2,623,719
(3M USD LIBOR + 1.628%)
1,150,000	4.431	(a)(b)	01/23/30	1,270,969
Royal Bank of Canada(b) (3M USD LIBOR + 0.390%)
1,525,000	2.973		04/30/21	1,529,087
Royal Bank of Scotland Group PLC
1,336,000	3.875		09/12/23	1,371,003
(3M USD LIBOR + 1.480%)
1,883,000	3.498	(a)(b)	05/15/23	1,901,642
(3M USD LIBOR + 1.550%)
2,100,000	4.519	(a)(b)	06/25/24	2,186,793
(3M USD LIBOR + 1.762%)
400,000	4.269	(a)(b)	03/22/25	413,468
Santander UK PLC
2,325,000	2.875		06/18/24	2,335,602
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
3,008,000	4.247		01/20/23	3,104,436
UBS Group Funding Switzerland AG(c)
2,550,000	4.125		09/24/25	2,727,072
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,724,624

				96,062,154

Beverages – 1.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
850,000	4.700		02/01/36	934,490
1,175,000	4.900		02/01/46	1,306,236
Anheuser-Busch InBev Worldwide, Inc.(a)
1,475,000	4.150		01/23/25	1,596,599
3,225,000	4.000		04/13/28	3,472,873
2,000,000	4.750		01/23/29	2,266,560
550,000	4.600		04/15/48	588,379
Bacardi Ltd.(a)(c)
1,500,000	5.300		05/15/48	1,577,955
Constellation Brands, Inc.
1,625,000	4.250		05/01/23	1,726,709

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Constellation Brands, Inc. – (continued)
$1,375,000	4.400	%(a)	11/15/25	$ 1,504,085
625,000	3.700	(a)	12/06/26	654,625
1,075,000	3.600	(a)	02/15/28	1,108,637
(3M USD LIBOR + 0.700%)
2,100,000	3.218	(a)(b)	11/15/21	2,100,021
Keurig Dr Pepper, Inc.(a)
1,400,000	4.057		05/25/23	1,469,748

				20,306,917

Biotechnology(a) – 0.3%
Celgene Corp.
2,590,000	3.875		08/15/25	2,766,949
700,000	3.900		02/20/28	751,793

				3,518,742

Chemicals – 1.3%
CNAC HK Finbridge Co. Ltd.
870,000	3.125		06/19/22	867,482
300,000	4.625		03/14/23	313,731
DuPont de Nemours, Inc.(a)
1,575,000	4.205		11/15/23	1,685,911
975,000	4.493		11/15/25	1,078,496
175,000	5.419		11/15/48	212,545
Ecolab, Inc.
133,000	5.500		12/08/41	169,699
231,000	3.950	(a)	12/01/47	248,570
Huntsman International LLC(a)
850,000	4.500		05/01/29	875,302
Sasol Financing International Ltd.
400,000	4.500		11/14/22	412,000
SASOL Financing USA LLC(a)
200,000	5.875		03/27/24	215,812
Syngenta Finance NV(c)
2,115,000	3.698		04/24/20	2,129,953
2,590,000	3.933		04/23/21	2,633,253
The Sherwin-Williams Co.(a)
400,000	2.750		06/01/22	403,900
325,000	3.125		06/01/24	331,012
1,900,000	3.450		06/01/27	1,949,951

				13,527,617

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – 1.0%
Apple, Inc.
$1,925,000	2.750%		01/13/25	$ 1,966,850
4,050,000	2.450		08/04/26	4,040,077
Dell International LLC/EMC Corp.(c)
1,625,000	5.450		06/15/23	1,750,661
325,000	6.020		06/15/26	357,757
Hewlett Packard Enterprise Co.
1,782,000	4.900		10/15/25	1,954,551
410,000	6.350		10/15/45	453,399

				10,523,295

Diversified Financial Services – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,075,000	4.625		07/01/22	2,178,459
1,450,000	3.300	(a)	01/23/23	1,467,719
900,000	4.875	(a)	01/16/24	964,431
Air Lease Corp.(a)
2,200,000	3.750		06/01/26	2,254,098
American Express Co.(a)
700,000	3.625		12/05/24	734,272
GE Capital International Funding Co.
2,900,000	3.373		11/15/25	2,935,844
Huarong Finance 2019 Co. Ltd.
780,000	3.750		05/29/24	785,119
Huarong Finance II Co. Ltd.
210,000	5.000		11/19/25	224,634
TD Ameritrade Holding Corp.(a)
1,950,000	2.950		04/01/22	1,982,585

				13,527,161

Electrical – 2.0%
Alliant Energy Finance LLC(a)(c)
825,000	3.750		06/15/23	855,533
225,000	4.250		06/15/28	237,222
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,188,430
Berkshire Hathaway Energy Co.(a)
400,000	3.250		04/15/28	411,784
Dominion Energy, Inc.(d)
1,650,000	3.071		08/15/24	1,662,705
Duke Energy Corp.(a)
2,100,000	3.150		08/15/27	2,128,497
Emera US Finance LP(a)
950,000	2.700		06/15/21	952,945
Enel Finance International NV(c)
1,375,000	2.875		05/25/22	1,379,647
Entergy Corp.(a)
1,025,000	2.950		09/01/26	1,024,662

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Exelon Corp.(a)
$1,125,000	3.497%		06/01/22	$ 1,151,809
Florida Power & Light Co.(a)
832,000	4.125		02/01/42	918,403
NRG Energy, Inc.(a)(c)
1,625,000	3.750		06/15/24	1,669,915
Sempra Energy(a)(b) (3M USD LIBOR + 0.500%)
1,900,000	3.097		01/15/21	1,893,635
Southern California Edison Co.(a)
1,075,000	4.200		03/01/29	1,142,166
The Southern Co.(a)
1,730,000	3.250		07/01/26	1,755,362
Vistra Operations Co. LLC(a)(c)
2,850,000	3.550		07/15/24	2,871,318

				21,244,033

Engineering & Construction(a) – 0.2%
Mexico City Airport Trust
400,000	4.250		10/31/26	399,800
440,000	3.875	(c)	04/30/28	424,850
200,000	5.500	(c)	10/31/46	198,750
420,000	5.500		07/31/47	417,769
340,000	5.500	(c)	07/31/47	338,194

				1,779,363

Environmental(a) – 0.3%
Waste Management, Inc.
2,800,000	3.200		06/15/26	2,912,476

Food & Drug Retailing – 0.6%
Kraft Heinz Foods Co.(a)
250,000	5.200		07/15/45	260,963
Mars, Inc.(a)(c)
525,000	2.700		04/01/25	535,390
925,000	3.200		04/01/30	959,632
Smithfield Foods, Inc.(c)
1,200,000	2.700		01/31/20	1,196,328
2,350,000	2.650	(a)	10/03/21	2,314,444
Tyson Foods, Inc.(a)
1,250,000	3.900		09/28/23	1,315,450

				6,582,207

Gas(a) – 0.4%
NiSource, Inc.
1,275,000	3.650		06/15/23	1,319,523
2,500,000	3.490		05/15/27	2,583,825

				3,903,348

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hand/Machine Tools(a) – 0.2%
Stanley Black & Decker, Inc.
$1,400,000	4.250%		11/15/28	$ 1,557,248

Healthcare Providers & Services – 0.9%
Aetna, Inc.(a)
750,000	2.800		06/15/23	753,248
Becton Dickinson & Co.(a)
2,575,000	2.894		06/06/22	2,608,758
2,200,000	3.363		06/06/24	2,268,156
(3M USD LIBOR + 0.875%)
1,669,000	3.194	(b)	12/29/20	1,669,100
Stryker Corp.(a)
575,000	2.625		03/15/21	577,340
475,000	3.375		11/01/25	499,472
Thermo Fisher Scientific, Inc.(a)
450,000	3.000		04/15/23	460,485
UnitedHealth Group, Inc.
650,000	4.625		07/15/35	746,402

				9,582,961

Insurance – 0.8%
AIA Group Ltd.(a)(c)
875,000	3.900		04/06/28	933,091
American International Group, Inc.(a)
2,375,000	3.900		04/01/26	2,483,870
Arch Capital Finance LLC(a)
1,200,000	4.011		12/15/26	1,288,908
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,587,600
Great-West Lifeco Finance 2018 LP(a)(c)
1,125,000	4.047		05/17/28	1,234,283
Marsh & McLennan Cos., Inc.(a)
1,325,000	4.375		03/15/29	1,461,342

				8,989,094

Internet(a) – 0.7%
Amazon.com, Inc.
2,300,000	5.200		12/03/25	2,684,169
1,300,000	4.800		12/05/34	1,594,905
700,000	3.875		08/22/37	770,791
eBay, Inc.
1,700,000	3.450		08/01/24	1,748,569
Expedia Group, Inc.
825,000	3.800		02/15/28	839,107

				7,637,541

Media – 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
2,300,000	4.464		07/23/22	2,414,770

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital(a) – (continued)
$2,603,000	4.500%		02/01/24	$ 2,770,789
2,350,000	4.908		07/23/25	2,550,243
Comcast Corp.(a)
4,100,000	3.700		04/15/24	4,348,665
1,173,000	3.300		02/01/27	1,219,310
1,550,000	3.150		02/15/28	1,589,231
1,775,000	4.150		10/15/28	1,954,861
1,325,000	4.250		10/15/30	1,476,434
Fox Corp.(a)(c)
700,000	4.030		01/25/24	743,666
600,000	4.709		01/25/29	670,194
The Walt Disney Co.(c)
500,000	6.150		03/01/37	678,400
Time Warner Cable LLC(a)
275,000	5.875		11/15/40	298,078

				20,714,641

Mining(c) – 0.2%
Glencore Funding LLC
1,300,000	4.125	(a)	03/12/24	1,345,955
1,181,000	4.625		04/29/24	1,249,498

				2,595,453

Miscellaneous Manufacturing – 0.1%
General Electric Co.
225,000	2.700		10/09/22	224,600
625,000	3.100		01/09/23	630,300

				854,900

Oil Field Services – 2.5%
Anadarko Petroleum Corp.
475,000	5.550	(a)	03/15/26	533,601
1,315,000	6.450		09/15/36	1,615,964
100,000	6.600	(a)	03/15/46	130,027
BP Capital Markets America, Inc.(a)
1,775,000	3.224		04/14/24	1,836,646
1,300,000	4.234		11/06/28	1,443,312
Cenovus Energy, Inc.(a)
1,025,000	4.250		04/15/27	1,059,686

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Continental Resources, Inc.(a)
	$4,650,000	4.500%		04/15/23	$ 4,888,080
	275,000	4.375		01/15/28	289,534
Devon Energy Corp.(a)
	514,000	5.850		12/15/25	612,410
	280,000	5.600		07/15/41	334,704
Diamondback Energy, Inc.(a)(c)
	2,325,000	4.750		11/01/24	2,383,125
Gazprom OAO Via Gaz Capital SA(c)
	990,000	5.150		02/11/26	1,055,278
Halliburton Co.(a)
	1,600,000	3.250		11/15/21	1,631,104
Marathon Oil Corp.(a)
	975,000	4.400		07/15/27	1,034,377
Marathon Petroleum Corp.(a)
	850,000	3.625		09/15/24	880,302
	700,000	3.800		04/01/28	712,383
Newfield Exploration Co.
	1,649,000	5.625		07/01/24	1,822,145
Petroleos Mexicanos
	628,000	6.375		02/04/21	645,113
EUR	1,250,000	5.125		03/15/23	1,495,109
	$80,000	6.500		03/13/27	79,176
	46,000	6.375		01/23/45	39,352
	20,000	6.750		09/21/47	17,741
	80,000	6.350		02/12/48	68,460
Phillips 66(a)
	1,325,000	3.900		03/15/28	1,393,370
Pioneer Natural Resources Co.(a)
	295,000	3.950		07/15/22	306,688
Reliance Industries Ltd.
	250,000	4.125		01/28/25	260,547
	450,000	3.667	(c)	11/30/27	453,797

					27,022,031

Pharmaceuticals – 2.0%
AbbVie, Inc.
	2,325,000	3.375		11/14/21	2,371,430
	1,575,000	3.750	(a)	11/14/23	1,642,331
Bayer US Finance II LLC(a)(c)
	850,000	3.875		12/15/23	880,889
	1,475,000	4.250		12/15/25	1,558,146

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Cigna Corp.(a)(c)
$4,775,000	3.750%		07/15/23	$ 4,969,295
CVS Health Corp.(a)
1,100,000	4.125		05/15/21	1,129,480
2,100,000	3.500		07/20/22	2,156,889
2,450,000	3.875		07/20/25	2,557,090
1,400,000	4.780		03/25/38	1,458,590
575,000	5.050		03/25/48	612,513
Elanco Animal Health, Inc.
1,675,000	3.912		08/27/21	1,710,830
650,000	4.272	(a)	08/28/23	681,941

				21,729,424

Pipelines – 3.0%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600		11/02/47	1,307,512
Columbia Pipeline Group, Inc.(a)
925,000	3.300		06/01/20	931,244
Energy Transfer Operating LP(a)
1,375,000	4.650		06/01/21	1,425,930
775,000	5.200		02/01/22	817,555
1,950,000	4.200		09/15/23	2,043,561
50,000	4.950		06/15/28	54,595
1,225,000	5.250		04/15/29	1,368,117
675,000	5.300		04/15/47	704,389
Enterprise Products Operating LLC(a)
215,000	3.350		03/15/23	221,143
85,000	3.750		02/15/25	89,885
(3M USD LIBOR + 2.778%)
2,460,000	5.298	(b)	06/01/67	2,263,175
EQM Midstream Partners LP(a)
3,625,000	4.750		07/15/23	3,758,182
775,000	5.500		07/15/28	815,548
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,608,540
MPLX LP(a)
525,000	4.500		04/15/38	529,715
645,000	5.500		02/15/49	729,289
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650		06/01/22	537,726

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Plains All American Pipeline LP/PAA Finance Corp.(a) – (continued)
$1,100,000	3.850%	10/15/23	$ 1,135,277
650,000	4.500	12/15/26	691,399
Sabine Pass Liquefaction LLC(a)
1,475,000	6.250	03/15/22	1,599,962
1,650,000	5.625	03/01/25	1,848,000
1,025,000	5.000	03/15/27	1,123,841
The Williams Cos., Inc.(a)
785,000	3.600	03/15/22	805,206
850,000	3.900	01/15/25	889,499
800,000	4.000	09/15/25	845,424
Western Midstream Operating LP(a)
900,000	3.950	06/01/25	893,268
225,000	5.450	04/01/44	211,651
225,000	5.300	03/01/48	208,782

			32,458,415

Real Estate Investment Trust(a) – 2.2%
Alexandria Real Estate Equities, Inc.
750,000	3.800	04/15/26	786,698
American Campus Communities Operating Partnership LP
2,575,000	3.750	04/15/23	2,662,962
American Homes 4 Rent LP
1,851,000	4.900	02/15/29	2,013,629
American Tower Corp.
2,100,000	3.375	05/15/24	2,157,645
Crown Castle International Corp.
2,150,000	3.150	07/15/23	2,191,086
CubeSmart LP
1,500,000	4.000	11/15/25	1,573,575
Digital Realty Trust LP
1,525,000	2.750	02/01/23	1,524,237
Healthcare Trust of America Holdings LP
2,275,000	3.700	04/15/23	2,320,318
Kilroy Realty LP
1,500,000	3.800	01/15/23	1,553,775
1,025,000	4.750	12/15/28	1,136,438
National Retail Properties, Inc.
1,150,000	4.000	11/15/25	1,215,044
Ventas Realty LP
975,000	3.500	02/01/25	1,006,970
VEREIT Operating Partnership LP
1,675,000	4.625	11/01/25	1,800,106
675,000	3.950	08/15/27	695,237

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
WP Carey, Inc.
$1,000,000	3.850%		07/15/29	$ 1,012,090

				23,649,810

Retailing(a) – 0.5%
Dollar Tree, Inc.
975,000	4.000		05/15/25	1,013,240
899,000	4.200		05/15/28	930,042
Starbucks Corp.
1,850,000	3.800		08/15/25	1,973,302
The Home Depot, Inc.
625,000	3.900		12/06/28	688,250
Walmart, Inc.
800,000	4.050		06/29/48	914,488

				5,519,322

Semiconductors – 1.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,725,000	3.000		01/15/22	1,731,262
775,000	2.650		01/15/23	764,297
2,800,000	3.625		01/15/24	2,829,288
975,000	3.125		01/15/25	951,844
Broadcom, Inc.(c)
2,675,000	3.125		10/15/22	2,689,204
1,950,000	3.625	(a)	10/15/24	1,959,477
1,550,000	4.250	(a)	04/15/26	1,568,584
Microchip Technology, Inc.
1,025,000	3.922		06/01/21	1,043,952
NXP B.V./NXP Funding LLC(c)
1,975,000	4.125		06/01/21	2,019,655
NXP B.V./NXP Funding LLC(c)
225,000	4.625		06/01/23	237,094
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(c)
925,000	3.875		06/18/26	949,143

				16,743,800

Software(a) – 0.6%
Fiserv, Inc.
700,000	3.800		10/01/23	736,463
2,775,000	2.750		07/01/24	2,798,504
1,825,000	3.200		07/01/26	1,865,661
1,075,000	4.200		10/01/28	1,162,064

				6,562,692

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 3.0%
AT&T, Inc.
$2,875,000	3.800%		03/15/22	$ 2,979,247
2,400,000	3.000	(a)	06/30/22	2,440,728
3,779,000	3.600	(a)	02/17/23	3,922,300
1,600,000	3.950	(a)	01/15/25	1,689,536
3,100,000	3.400	(a)	05/15/25	3,180,383
100,000	4.125	(a)	02/17/26	106,521
1,975,000	4.250	(a)	03/01/27	2,110,643
425,000	4.900	(a)	08/15/37	458,792
100,000	5.450	(a)	03/01/47	114,817
Telefonica Emisiones SA
1,375,000	4.570		04/27/23	1,481,961
Verizon Communications, Inc.
5,066,000	4.329		09/21/28	5,603,351
625,000	3.875	(a)	02/08/29	669,837
2,251,000	4.016	(a)(c)	12/03/29	2,439,746
500,000	5.250		03/16/37	598,940
25,000	4.125		08/15/46	26,221
50,000	4.862		08/21/46	58,129
693,000	5.012		04/15/49	823,464
Vodafone Group PLC
2,925,000	3.750		01/16/24	3,058,585

				31,763,201

Transportation(a) – 0.1%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	881,112

Trucking & Leasing(c) – 0.4%
Avolon Holdings Funding Ltd.(a)
975,000	3.950		07/01/24	998,400
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,225,000	3.375	(a)	02/01/22	1,248,018
1,425,000	4.250		01/17/23	1,497,931

				3,744,349

TOTAL CORPORATE OBLIGATIONS (Cost $426,142,642)				$444,551,223

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 39.6%
Collateralized Mortgage Obligations – 3.0%
Interest Only(b)(e)(f) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X (1 year CMT + 2.912%)
	$46,087	0.000%	08/25/33	$ —
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X (1 year CMT + 2.999%)
	138,632	0.000	07/25/33	—

				—

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M LIBOR + 37.567%)
	34,226	26.191	02/16/32	48,136

Sequential Fixed Rate – 0.5%
FHLMC REMIC Series 2755, Class ZA
	467,393	5.000	02/15/34	514,237
FHLMC REMIC Series 4273, Class PD
	1,019,774	6.500	11/15/43	1,192,888
FNMA REMIC Series 2011-52, Class GB
	1,000,532	5.000	06/25/41	1,094,600
FNMA REMIC Series 2011-99, Class DB
	997,025	5.000	10/25/41	1,090,795
FNMA REMIC Series 2012-111, Class B
	155,987	7.000	10/25/42	181,188
FNMA REMIC Series 2012-153, Class B
	555,653	7.000	07/25/42	648,983

				4,722,691

Sequential Floating Rate(b) – 2.5%
Brunel Residential Mortgage Securitisation No. 1 PLC Series 2007-1X, Class A4B (3M GBP LIBOR + 0.220%)
GBP	716,736	1.142	01/13/39	893,414
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
	1,923,023	1.659	08/20/56	2,441,819
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
	$295,347	2.921	01/19/36	270,323
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
	185,707	3.150	10/25/34	183,562
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	2,371,574	1.720	11/15/49	3,006,515
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A (12M MTA + 0.850%)
	$734,296	3.332	12/25/46	1,087,942
Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	453,123	1.659	08/20/56	574,507
Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	4,758,038	1.659	08/20/56	6,035,827
Sequoia Mortgage Trust Series 2003-4, Class 1A2 (6M USD LIBOR + 0.660%)
	$428,486	3.513	07/20/33	411,149
Silverstone Master Issuer PLC Series 2019-1A, Class 1A(a)(c) (3M USD LIBOR + 0.570%)
	1,810,000	3.148	01/21/70	1,815,142

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Station Place Securitization Trust Series 2015-2, Class AR(c) (1M USD LIBOR + 0.550%)
	$1,800,000	3.049%	05/15/21	$ 1,800,000
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
GBP	2,501,738	1.737	03/20/56	3,171,238
Tower Bridge Funding No.1 PLC, Class A(3M GBP LIBOR + 1.000%)
	1,302,445	1.837	03/20/56	1,654,745
Warwick Finance Residential Mortgages No. One PLC Series 1, Class A (3M GBP LIBOR + 1.000%)
	2,905,198	1.839	09/21/49	3,699,877
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7 (1 Year CMT + 2.592%)
	$19,503	4.512	02/25/33	19,906

				27,065,966

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 31,836,793

Commercial Mortgage-Backed Securities(b)(c) – 0.6%
Sequential Floating Rate – 0.6%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M LIBOR + 0.830%)
	$4,297,452	3.224%	06/15/35	$ 4,302,836
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M LIBOR + 0.900%)
	2,125,460	3.294	09/15/35	2,121,528

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 6,424,364

Federal Agencies – 36.0%
Adjustable Rate FNMA(b) – 0.3%
(1 Year CMT + 2.222%)
	$3,781	4.734%	06/01/33	$ 3,985
(12M USD LIBOR + 1.233%)
	160,555	4.230	06/01/35	166,290
(12M USD LIBOR + 1.545%)
	1,070,762	4.359	09/01/34	1,114,575
(12M USD LIBOR + 1.660%)
	624,110	4.474	07/01/34	654,098
(12M USD LIBOR + 1.738%)
	1,051,671	4.781	05/01/35	1,103,543

				3,042,491

FHLMC – 0.5%
	33,051	5.000	05/01/23	34,944
	99,175	4.500	10/01/23	103,639
	38,396	5.500	10/01/25	41,157
	10,176	7.500	12/01/30	10,527
	11,611	7.500	01/01/31	12,441
	11,451	5.000	10/01/33	12,402
	2,318	5.000	04/01/35	2,508
	17,084	5.000	07/01/35	18,486
	91,833	5.000	12/01/35	100,392
	189,348	5.000	01/01/38	206,128
	456,760	5.000	01/01/39	492,762
	148,068	5.000	06/01/39	159,694
	20,710	4.000	06/01/40	21,869

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$13,162	5.000%	08/01/40		$ 14,282
3,674	4.500	11/01/40		3,940
193,955	4.000	02/01/41		204,782
2,326	5.000	04/01/41		2,532
13,128	5.000	06/01/41		14,209
14,042	4.000	11/01/41		14,826
3,775,529	4.500	08/01/48		4,067,498

				5,539,018

FNMA – 10.0%
34,945	5.500	09/01/23		36,229
12,058	5.500	10/01/23		12,506
105,394	5.000	02/01/24		108,190
29,443	7.000	08/01/27		32,824
1,071	6.500	09/01/27		1,182
121,663	7.000	03/01/28		136,763
1,642	6.500	05/01/28		1,828
16,302	8.000	02/01/31		18,737
47,677	7.000	03/01/31		50,350
26,717	4.500	04/01/39		28,995
8,902	4.500	05/01/39		9,661
6,990	4.500	07/01/39		7,590
37,090	4.500	08/01/39		40,275
350,940	4.500	12/01/39		381,085
797,354	4.500	05/01/41		854,573
112,374	4.500	08/01/41		119,920
27,582	3.000	11/01/42		28,252
601,774	3.000	12/01/42		615,309
843,681	3.000	01/01/43		864,168
124,233	3.000	02/01/43		127,250
879,325	3.000	03/01/43		900,753
1,498,320	3.000	04/01/43		1,535,176
1,079,623	3.000	05/01/43		1,106,180
102,900	3.000	06/01/43		105,431
925,079	3.000	07/01/43		947,834
1,005,572	5.000	05/01/44		1,091,532
3,389,699	4.500	04/01/45		3,681,929
377,477	4.500	05/01/45		409,784
1,483,677	4.500	06/01/45		1,564,294
222,510	4.000	03/01/46		232,402
155,364	4.000	06/01/46		162,161
37,766	4.000	08/01/46		39,418
250,736	4.000	10/01/46		261,706
483,070	4.000	06/01/47		508,782
5,856,255	4.500	07/01/47		6,245,834
1,329,287	4.500	11/01/47		1,416,886
553,238	4.000	12/01/47		585,970
2,244,168	4.000	01/01/48		2,376,945
5,889,688	4.000	02/01/48		6,212,714
4,589,847	4.000	03/01/48		4,838,489
916,840	4.000	05/01/48		965,355
3,739,219	4.000	06/01/48		3,960,451
4,721,006	4.000	07/01/48		4,986,496
1,889,463	4.500	09/01/48		2,031,838
11,000,000	3.500	TBA-30yr	(g)	11,245,128
6,000,000	4.000	TBA-30yr	(g)	6,200,716
38,000,000	4.500	TBA-30yr	(g)	39,706,610

				106,796,501

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – 25.2%
$7,959	6.000%	11/15/38		$ 9,134
80,627	5.000	07/15/40		86,798
86,313	5.000	01/15/41		92,919
7,868	4.000	02/20/41		8,305
12,030	4.000	11/20/41		12,698
1,987	4.000	01/20/42		2,098
6,384	4.000	04/20/42		6,739
3,608	4.000	10/20/42		3,808
64,792	4.000	08/20/43		68,389
6,712	4.000	03/20/44		7,081
8,133	4.000	05/20/44		8,579
561,887	4.000	11/20/44		592,555
36,861	4.000	05/20/45		38,872
5,417,759	4.000	07/20/45		5,713,460
93,261	4.000	10/20/45		98,351
806,711	4.500	02/20/48		847,052
2,480,525	4.500	04/20/48		2,598,245
6,997,914	4.500	05/20/48		7,325,646
15,288,898	4.500	08/20/48		15,972,669
61,926,191	4.500	09/20/48		64,652,201
2,685,358	5.000	09/20/48		2,812,583
6,330,690	5.000	11/20/48		6,631,269
973,712	5.000	12/20/48		1,019,944
11,247,927	5.000	01/20/49		11,781,975
1,971,062	5.000	02/20/49		2,069,989
56,000,000	3.500	TBA-30yr	(g)	57,794,027
9,000,000	4.000	TBA-30yr	(g)	9,330,048
76,000,000	4.500	TBA-30yr	(g)	79,223,852

				268,809,286

TOTAL FEDERAL AGENCIES				$ 384,187,296

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $420,367,887)				$ 422,448,453

Agency Debentures – 5.4%
FHLB
$6,800,000	2.125%	06/09/23		$ 6,878,226
3,500,000	3.375	09/08/23		3,716,871
750,000	3.375	12/08/23		797,510
2,400,000	5.000	09/28/29		2,960,081
FNMA
3,700,000	1.875	09/24/26		3,661,631
4,200,000	6.250	05/15/29		5,672,100
Hashemite Kingdom of Jordan Government AID Bond(h)
7,400,000	2.503	10/30/20		7,453,058
Israel Government AID Bond(h)
7,827,000	5.500	09/18/23		8,938,356
1,200,000	5.500	12/04/23		1,379,460

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
Israel Government AID Bond(h) – (continued)
$2,400,000	5.500%	04/26/24	$ 2,782,200
4,700,000	5.500	09/18/33	6,404,032
Mexico Government International Bond
230,000	4.500	04/22/29	246,445
Republic of Colombia(a)
350,000	4.500	03/15/29	383,031
470,000	5.200	05/15/49	534,331
Tennessee Valley Authority
5,400,000	3.875	02/15/21	5,569,128

TOTAL AGENCY DEBENTURES (Cost $54,575,308)			$ 57,376,460

Asset-Backed Securities(b) – 9.6%
Collateralized Loan Obligations(c) – 4.2%
Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
$5,000,000	3.615%	01/27/28	$ 4,977,825
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
3,389,721	4.037	07/15/26	3,390,558
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R (3M USD LIBOR + 1.130%)
1,377,531	3.910	04/18/26	1,377,940
KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100)
4,200,000	3.532	06/15/36	4,207,875
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
6,900,000	3.537	04/15/29	6,831,821
Mill City Mortgage Loan Trust Series 2017-2, Class A3 (1M USD LIBOR + 0.000%)
1,067,471	2.871	07/25/59	1,073,092
OHA Credit Funding 3 Ltd. Series 2019-3A, Class A1 (3M USD LIBOR + 1.320%)
2,150,000	3.945	07/20/32	2,149,998
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
2,450,000	3.620	06/15/36	2,451,666
Palmer Square Loan Funding Ltd. Series 2017-1A, Class A1 (3M USD LIBOR + 0.740%)
2,785,111	3.527	10/15/25	2,779,895
Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
7,000,000	3.681	10/20/27	6,989,507
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A (1M USD LIBOR + 1.130%)
3,850,000	3.563	11/15/37	3,859,623
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
4,279,464	3.636	05/01/26	4,275,544

			44,365,344

Other(c) – 0.9%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
5,700,000	3.590	06/15/28	5,712,382
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
3,100,000	3.490	09/15/35	3,102,936

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Other(c) – (continued)
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
$1,330,332	3.280%	06/25/35	$ 1,326,327

			10,141,645

Student Loan – 4.5%
Access Group, Inc. Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
2,365,797	2.812	09/26/33	2,302,022
Access Group, Inc. Series 2015-1, Class A(c) (1M USD LIBOR + 0.700%)
1,369,279	3.130	07/25/56	1,350,415
Chase Education Loan Trust Series 2007-A, Class A3 (3M USD LIBOR + 0.070%)
66,295	2.667	12/28/23	66,192
ECMC Group Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.350%)
3,202,292	3.780	07/26/66	3,228,029
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c) (1M USD LIBOR + 0.800%)
1,995,527	3.230	10/25/56	1,972,789
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(c) (1M USD LIBOR + 0.800%)
8,200,000	3.230	04/26/32	8,196,044
Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
1,935,974	3.421	04/25/35	1,922,499
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
4,091,055	3.701	05/25/34	4,118,464
Navient Student Loan Trust Series 2016-5A, Class A(c) (1M USD LIBOR + 1.250%)
7,114,783	3.680	06/25/65	7,194,733
Navient Student Loan Trust Series 2016-7A, Class A(c) (1M USD LIBOR + 1.150%)
3,509,854	3.580	03/25/66	3,522,982
Nelnet Student Loan Trust Series 2006-1, Class A5 (3M USD LIBOR + 0.110%)
1,084,777	2.761	08/23/27	1,083,447
Nelnet Student Loan Trust Series 2006-1, Class A6(c) (3M USD LIBOR + 0.450%)
5,200,000	3.101	08/23/36	5,058,797
Nelnet Student Loan Trust Series 2013-5A, Class A(c) (1M USD LIBOR + 0.630%)
470,730	3.060	01/25/37	468,601
North Carolina State Education Assistance Authority Series 2010-1, Class A1 (3M USD LIBOR + 0.900%)
1,629,707	3.671	07/25/41	1,621,030
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
3,343,977	3.580	09/25/65	3,365,457
Scholar Funding Trust Series 2010-A, Class A(c) (3M USD LIBOR + 0.750%)
1,143,329	3.515	10/28/41	1,121,908
SLC Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.100%)
1,416,322	2.711	09/15/26	1,413,802

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2005-3, Class A5 (3M USD LIBOR + 0.090%)
	$482,469	2.861%		10/25/24	$ 482,004

					48,489,215

TOTAL ASSET-BACKED SECURITIES (Cost $102,444,806)					$ 102,996,204

Foreign Debt Obligations – 1.5%
Sovereign – 1.5%
Abu Dhabi Government International Bond
	$460,000	2.500	%(c)	10/11/22	$ 464,600
	420,000	3.125	(c)	10/11/27	435,225
	240,000	4.125	(c)	10/11/47	262,800
	450,000	4.125		10/11/47	492,750
Mexico Government International Bond
EUR	760,000	1.625		04/08/26	885,531
Perusahaan Penerbit SBSN Indonesia III
	$2,030,000	4.550		03/29/26	2,167,025
Republic of Indonesia
	790,000	3.700	(c)	01/08/22	807,775
	200,000	5.875		01/15/24	224,375
EUR	280,000	2.150	(c)	07/18/24	338,984
	$420,000	4.125	(c)	01/15/25	442,312
	380,000	4.125		01/15/25	400,187
	1,380,000	4.350	(c)	01/08/27	1,473,150
Republic of Kuwait
	4,120,000	3.500		03/20/27	4,382,650
Republic of Qatar(c)
	210,000	3.875		04/23/23	220,238
	230,000	4.500		04/23/28	257,025
	2,210,000	5.103		04/23/48	2,633,353

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $14,620,842)					$ 15,887,980

Municipal Debt Obligations – 2.0%
California(a) – 0.5%
California State GO Bonds Build America Taxable Series 2009
	$950,000	7.500%		04/01/34	$ 1,433,930

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
California(a) – (continued)
California State GO Bonds Build America Taxable Series 2009 – (continued)
$1,650,000	7.550%	04/01/39	$ 2,612,148
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950	03/01/36	1,706,918

			5,752,996

Illinois – 1.0%
Chicago Illinois GO Bonds Prerefunded Taxable Series B(a)
5,475,000	7.750	01/01/42	7,051,909
Illinois State GO Bonds Build America Series 2010(a)
160,000	6.630	02/01/35	184,549
1,595,000	7.350	07/01/35	1,880,872
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100	06/01/33	1,232,104

			10,349,434

New Hampshire(a)(b) – 0.3%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
3,459,617	3.620	10/25/37	3,475,969

Ohio(a) – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	2,283,253

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $19,359,346)			$ 21,861,652

U.S. Treasury Obligations – 9.3%
United States Treasury Bonds
$3,670,000	2.750%	11/15/42	$ 3,843,178
8,270,000	3.750	11/15/43	10,173,392
34,410,000	2.875 (i)	11/15/46	36,775,688
1,190,000	3.000	05/15/47	1,301,748
11,300,000	2.750	11/15/47	11,776,719
7,370,000	3.000	02/15/48	8,060,938
United States Treasury Inflation Indexed Note
3,084,146	0.750	07/15/28	3,215,474
United States Treasury Note
2,510,000	2.750	06/30/25	2,640,402
United States Treasury Strip Coupon(f)
3,200,000	0.000	02/15/36	2,147,015
16,940,000	0.000	02/15/40	10,063,502
8,440,000	0.000	11/15/40	4,891,137
8,440,000	0.000	08/15/41	4,768,884

TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,016,193)			$ 99,658,077

Shares	Dividend Rate		Value

Investment Company(j) – 5.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
58,278,483	2.308%		$ 58,278,483
(Cost $58,278,483)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,188,805,507)			$1,223,058,532

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(c)(f) – 1.4%
Commercial Paper – 1.4%
AT&T, Inc.
$7,000,000	0.000%	12/10/19	$ 6,915,525
Marriott International, Inc.
3,500,000	0.000	07/09/19	3,497,310
VW Credit, Inc.
4,200,000	0.000	12/06/19	4,150,562

TOTAL SHORT-TERM INVESTMENTS (Cost $14,554,116)			$ 14,563,397

TOTAL INVESTMENTS – 115.9% (Cost $1,203,359,623)			$1,237,621,929

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.9)%			(169,845,160)

NET ASSETS – 100.0%			$1,067,776,769

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2019.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $203,500,381 which represents approximately 19.1% of the Fund’s net assets as of June 30, 2019.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $26,957,106, which represents approximately 2.5% of the Fund’s net assets as of June 30, 2019.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	AUD	18,714,170	USD	13,051,768	09/18/19	$117,992
	EUR	1,520,395	USD	1,720,943	09/18/19	18,784
	SEK	9,094,864	EUR	850,713	09/18/19	11,524
	USD	1,173,799	GBP	923,867	07/08/19	50
BoA Securities LLC	AUD	1,422,277	USD	991,846	09/18/19	9,055
	CAD	14,747,715	USD	11,141,471	09/18/19	136,558
Citibank NA	CAD	1,437,855	USD	1,092,653	09/18/19	6,919
	EUR	350,913	GBP	312,986	09/18/19	2,642
	EUR	1,199,587	NOK	11,654,766	09/18/19	3,384
	GBP	2,018,245	USD	2,568,146	09/18/19	4,057
	JPY	251,524,621	USD	2,337,834	09/18/19	8,740
	NOK	8,887,753	EUR	903,737	09/18/19	10,064
	SEK	14,836,117	EUR	1,389,128	09/18/19	17,205
	USD	952,862	EUR	831,174	09/18/19	1,784
Deutsche Bank AG	SEK	2,811,523	USD	296,343	09/18/19	8,140
	USD	3,332,345	GBP	2,534,742	07/08/19	112,017
HSBC Bank PLC	NZD	742,730	USD	498,894	09/18/19	818
JPMorgan Securities, Inc.	EUR	549,343	USD	625,435	09/18/19	3,155
	GBP	312,011	SEK	3,660,933	09/18/19	1,177
	NOK	43,903,515	EUR	4,476,753	09/18/19	35,419
MS & Co. Int. PLC	EUR	327,372	NOK	3,181,706	09/18/19	797
	SEK	2,553,951	NOK	2,337,071	09/18/19	2,019
State Street Bank (London)	EUR	1,691,311	NOK	16,425,215	09/18/19	5,589
	NOK	5,379,437	EUR	547,782	09/18/19	5,196
	USD	1,644,574	CHF	1,592,268	09/18/19	1,726
	USD	17,669,289	GBP	13,445,730	07/08/19	586,821
	USD	445,171	GBP	347,977	09/18/19	1,683
	USD	2,470,536	JPY	264,024,653	09/18/19	7,344
	USD	845,689	SEK	7,787,770	09/18/19	2,286
UBS AG (London)	EUR	552,224	NOK	5,359,974	09/18/19	2,173
	NOK	7,069,939	EUR	719,605	09/18/19	7,194
	USD	573,109	SEK	5,282,458	09/18/19	1,027
Westpac Banking Corp.	NZD	22,785,057	USD	15,042,011	09/18/19	287,868

TOTAL						$1,421,207

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Australia & New Zealand Banking Group	USD	455,788	NZD	692,979	09/18/19	$(10,450)
Barclays Bank PLC	CAD	2,052,288	USD	1,569,820	09/18/19	(372)
	GBP	494,160	EUR	552,618	09/18/19	(2,545)
BoA Securities LLC	EUR	854,417	SEK	9,094,864	09/18/19	(7,286)
	USD	2,893,024	CAD	3,802,941	09/18/19	(15,201)
	USD	2,046,177	EUR	1,816,604	07/10/19	(21,249)
	USD	1,250,347	NZD	1,880,931	09/18/19	(15,151)
Citibank NA	AUD	834,870	CHF	572,375	09/18/19	(3,033)
	GBP	330,858	CAD	554,617	09/18/19	(2,462)
	USD	2,223,112	AUD	3,170,174	09/18/19	(7,840)
Deutsche Bank AG	GBP	491,130	EUR	548,450	09/18/19	(1,635)
	USD	1,548,110	AUD	2,209,442	09/18/19	(6,746)
	USD	296,343	CAD	395,835	09/18/19	(6,364)
	USD	854,950	JPY	91,957,731	09/18/19	(2,961)
	USD	625,863	NZD	940,298	09/18/19	(6,774)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

HSBC Bank PLC	USD	625,772	AUD	896,720	09/18/19	$(5,278)
	USD	693,677	CAD	915,931	09/18/19	(6,763)
JPMorgan Securities, Inc.	GBP	492,076	EUR	552,445	09/18/19	(5,001)
	JPY	50,691,858	USD	473,438	09/18/19	(513)
	USD	2,403,244	CHF	2,359,757	09/18/19	(31,473)
	USD	18,304,600	EUR	16,089,665	09/18/19	(106,141)
	USD	270,665	JPY	29,100,466	09/18/19	(825)
	USD	856,099	NOK	7,374,582	09/18/19	(10,300)
MS & Co. Int. PLC	USD	621,403	JPY	66,636,808	09/18/19	(278)
State Street Bank (London)	EUR	1,518,547	CAD	2,273,502	09/18/19	(1,006)
	GBP	271,660	USD	347,100	09/18/19	(876)
	NOK	5,073,987	USD	597,536	09/18/19	(1,421)
	USD	787,391	SEK	7,441,632	09/18/19	(18,526)
UBS AG (London)	GBP	983,756	EUR	1,104,501	09/18/19	(10,063)
	USD	619,369	NOK	5,288,284	09/18/19	(1,922)
	USD	669,407	SEK	6,205,254	09/18/19	(2,612)
Westpac Banking Corp.	USD	3,433,681	AUD	4,943,778	09/18/19	(45,413)
	USD	324,016	GBP	254,608	09/18/19	(475)

TOTAL						$(358,955)

FORWARD SALES CONTRACTS — At June 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA-30yr	07/15/19	$(4,000,000)	$(4,033,117)
GNMA	5.000	TBA-30yr	07/22/19	(1,000,000)	(1,045,313)

TOTAL (Proceeds Receivable: $5,063,672)					$(5,078,430)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	4	12/16/19	$980,900	$412
Australian 3 Year Government Bonds	29	09/16/19	2,341,288	(3,420)
Australian 10 Year Government Bonds	21	09/16/19	2,117,841	(5,361)
Italian 10 Year Government Bonds	12	09/06/19	1,832,551	76,394
Ultra Long U.S. Treasury Bonds	31	09/19/19	5,504,437	56,104
Ultra 10 Year U.S. Treasury Notes	143	09/19/19	19,751,875	211,910
2 Year U.S. Treasury Notes	196	09/30/19	42,175,219	153,874
5 Year U.S. Treasury Notes	560	09/30/19	66,167,500	338,723
10 Year German Euro-Bund	36	09/06/19	7,071,217	69,534
10 Year U.S. Treasury Notes	310	09/19/19	39,670,312	119,955
20 Year U.S. Treasury Bonds	89	09/19/19	13,847,844	248,543

Total				$1,266,668

Short position contracts:
Eurodollars	(5)	09/16/19	(1,224,937)	(9,949)
Eurodollars	(6)	03/16/20	(1,474,350)	(9,464)
Eurodollars	(40)	06/15/20	(9,838,000)	(67,571)
French 10 Year Government Bonds	(46)	09/06/19	(8,623,790)	(133,977)
5 Year German Euro-Bobl	(9)	09/06/19	(1,375,846)	(4,312)
10 Year U.K. Long Gilt	(12)	09/26/19	(1,985,693)	1,200

Total				$(224,073)

TOTAL FUTURES CONTRACTS				$1,042,595

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.726%(a)	6M GBP	11/07/19	GBP	51,000	(b)	$(4,236)	$260	$(4,496)
12M LIBOR(c)	1.951%	06/15/21		$15,940	(b)	127,333	1,920	125,413
3M NZDOR(d)	1.500(e)	09/18/21	NZD	43,870	(b)	108,368	56,671	51,697
1.750(e)	3M LIBOR(d)	09/18/21		$21,490	(b)	(16,240)	16,267	(32,507)
1.100(c)	6M GBP	08/01/23	GBP	1,140		(30,322)	(9,693)	(20,629)
1.390(c)	12M LIBOR	11/30/23		$4,100	(b)	13,191	10,223	2,968
6M EURO(e)	0.500(c)	09/18/24	EUR	34,860	(b)	1,434,785	1,224,636	210,148
3M CDOR(e)	2.750	09/18/24	CAD	22,970	(b)	879,745	856,439	23,306
2.000(e)	3M LIBOR(d)	09/18/24		$17,000	(b)	(211,237)	(174,914)	(36,323)
0.250(c)	3M STIBOR(d)	09/18/24	SEK	314,790	(b)	(218,139)	(127,672)	(90,467)
1.510(c)	12M LIBOR	04/30/26		$4,410	(b)	17,300	46	17,254
6M AUDOR(e)	1.750	09/18/26	AUD	4,940	(b)	85,663	45,002	40,661
1.500(e)	6M GBP	09/18/26	GBP	2,430	(b)	(111,221)	(115,550)	4,329
6M JYOR(e)	0.500	03/22/28	JPY	1,373,750	(b)	292,108	221,039	71,070
1.900(e)	6M GBP	08/03/28	GBP	4,720	(b)	(214,553)	(9,429)	(205,124)
6M CHFOR(e)	1.050(c)	08/07/28	CHF	7,460	(b)	404,186	(4,842)	409,028
6M EURO(e)	1.200(c)	02/12/29	EUR	8,760	(b)	343,463	46,502	296,961
3M LIBOR(d)	2.800(e)	02/12/29		$9,160	(b)	266,264	36,140	230,124
1.500(e)	6M GBP	02/12/29	GBP	13,340	(b)	(257,524)	(46,543)	(210,981)
6M EURO(e)	1.200(c)	02/21/29	EUR	5,880	(b)	229,084	36,852	192,232
2.300(c)	6M NIBOR(e)	02/21/29	NOK	64,500	(b)	(126,181)	(70,130)	(56,052)
3M LIBOR(d)	2.500(e)	05/20/29		$31,530	(b)	459,818	136,598	323,220
0.900(c)	6M EURO(e)	05/20/29	EUR	31,800	(b)	(615,201)	(152,670)	(462,531)
6M GBP(e)	1.750	06/19/29	GBP	2,900	(b)	95,644	96,196	(552)
3M LIBOR(d)	3.000(e)	06/19/29		$5,950	(b)	215,509	65,797	149,712
3.250(e)	3M NZDOR(d)	06/19/29	NZD	3,570	(b)	(115,269)	(25,136)	(90,133)
3.000(e)	6M AUDOR	06/19/29	AUD	5,680	(b)	(191,885)	(194,896)	3,011
1.500(c)	6M EURO(e)	06/19/29	EUR	8,880	(b)	(471,103)	(370,274)	(100,829)
6M EURO(e)	1.000(c)	09/18/29		1,880	(b)	172,837	143,284	29,553
6M AUDOR(e)	2.000	09/18/29	AUD	6,240	(b)	169,710	181,028	(11,318)
3M LIBOR(d)	3.000(e)	09/18/29		$380	(b)	36,191	29,310	6,881
0.750(c)	3M STIBOR(d)	09/18/29	SEK	5,550	(b)	(10,867)	(6,229)	(4,638)
1.500(e)	6M GBP	09/18/29	GBP	2,330	(b)	(125,118)	(131,871)	6,753
1.800(c)	6M NIBOR(e)	09/18/29	NOK	16,450	(b)	9,521	4,046	5,475
3M LIBOR(d)	3.000(e)	06/20/39		$2,570	(b)	107,049	84,674	22,376
1.750(c)	6M EURO(e)	06/20/39	EUR	2,330	(b)	(146,939)	(117,970)	(28,969)
6M GBP(e)	1.750	06/15/49	GBP	390	(b)	17,642	17,857	(215)
3M LIBOR(d)	2.750(e)	06/15/49		$630	(b)	16,344	11,976	4,368
1.500(c)	6M EURO(e)	06/15/49	EUR	470	(b)	(28,443)	(28,443)	—

TOTAL						$2,607,277	$1,736,501	$870,776

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.
(c)	Payments made annually.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
iTraxx Europe Index Series 31	(1.000)%	0.523%	06/20/24	EUR	13,610	$(373,037)	$(397,926)	$24,889
Protection Sold:
Boeing Co., 8.750%, 08/15/21	1.000	0.408	06/20/24		$1,225	34,996	26,456	8,540
CDX.NA.IG Index 32	1.000	0.545	06/20/24		38,255	832,883	551,325	281,558
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.564	06/20/24		2,950	62,131	49,506	12,625
Republic of Colombia, 10.375%, 01/28/33	1.000	0.916	06/20/24		3,580	15,314	(15,848)	31,162
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.901	06/20/24		150	743	(339)	1,082
United Mexican States, 4.150%, 03/28/27	1.000	1.106	06/20/24		410	(1,916)	(6,040)	4,124

TOTAL						$571,114	$207,134	$363,980

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
BoA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – 33.8%
British Pound – 1.8%
United Kingdom Treasury
GBP	1,450,000	4.500%		09/07/34	$ 2,687,083
	3,970,000	3.500		01/22/45	7,218,352
	1,270,000	3.500		07/22/68	2,828,317

					12,733,752

Canadian Dollar – 2.1%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	634,215
	2,600,000	2.850		06/18/25	2,096,558
	2,000,000	4.950		06/18/40	2,167,966
Canadian Government Bond
	1,760,000	2.750		12/01/48	1,676,029
Ontario Province of Canada
	3,700,000	2.850		06/02/23	2,941,578
	1,700,000	2.600		06/02/25	1,347,382
	2,300,000	4.650		06/02/41	2,393,683
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,458,501

					14,715,912

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	499,678

Danish Krone – 0.1%
Kingdom of Denmark
DKK	3,000,000	4.500		11/15/39	873,047

Euro – 6.6%
French Republic Government Bond OAT
EUR	1,700,000	4.500		04/25/41	3,467,425
	800,000	1.750	(a)	05/25/66	1,117,669
Ireland Government Bond
	1,030,000	0.900		05/15/28	1,260,975
Italy Buoni Poliennali Del Tesoro
	1,100,000	0.950		03/01/23	1,249,697
	2,210,000	1.450		05/15/25	2,508,845
	3,580,000	2.800		12/01/28	4,363,429

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Italy Buoni Poliennali Del Tesoro – (continued)
EUR	1,750,000	2.950	%(a)	09/01/38	$ 2,070,676
	1,000,000	2.800	(a)	03/01/67	1,063,223
Italy Certificati di Credito del Tesoro/CCTS-eu(b) (6M Euribor + 1.850%)
	4,320,000	1.614		01/15/25	4,909,473
Kingdom of Belgium(a)
	1,040,000	0.200		10/22/23	1,219,836
	580,000	0.800		06/22/27	709,054
	1,020,000	0.900		06/22/29	1,256,248
	910,000	2.150		06/22/66	1,355,382
Portugal Obrigacoes do Tesouro OT(a)
	1,200,000	1.950		06/15/29	1,559,283
Republic of Austria(a)
	450,000	1.500		11/02/86	625,389
	460,000	2.100	(c)	09/20/17	807,729
Republic of Indonesia(a)
	650,000	2.625		06/14/23	797,320
	240,000	2.150		07/18/24	290,558
	420,000	3.750		06/14/28	569,218
Spain Government Bond(a)
	3,330,000	3.800		04/30/24	4,518,293
	1,250,000	2.750		10/31/24	1,640,182
	1,215,000	5.900		07/30/26	1,947,111
	3,250,000	1.500		04/30/27	4,072,155
	1,110,000	3.450		07/30/66	1,972,890

					45,352,060

Indonesian Rupiah – 0.2%
Republic of Indonesia
IDR	18,441,000,000	8.750		05/15/31	1,417,911

Israeli Shekel – 0.1%
Israel Government Bond
ILS	2,430,000	2.000		03/31/27	712,284

Japanese Yen – 16.9%
Government of Japan
JPY	138,800,000	0.100		05/01/21	1,294,986
	4,579,750,000	0.100		06/01/21	42,740,369
	448,000,000	0.100		03/20/29	4,263,137
	1,078,250,000	2.500		09/20/34	13,681,869

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Japanese Yen – (continued)
Government of Japan – (continued)
JPY	1,486,050,000	0.400%		03/20/39	$ 14,248,244
	145,000,000	1.400		09/20/45	1,707,669
	616,600,000	0.500		03/20/49	5,940,097
	169,750,000	0.500		03/20/59	1,626,571
Japan Government Five Year Bond
	1,324,200,000	0.100		09/20/21	12,371,441
Japanese Government CPI Linked Bond
	822,346,200	0.100		03/10/25	7,875,272
	1,156,095,824	0.100		03/10/26	11,135,793

					116,885,448

Mexican Peso – 0.1%
United Mexican States
MXN	13,763,300	10.000		11/20/36	867,590

Russian Ruble – 0.1%
Russian Federation Bond
RUB	26,160,000	7.050		01/19/28	408,528

Singapore Dollar – 0.2%
Singapore Government Bond
SGD	2,150,000	2.750		07/01/23	1,646,903

South African Rand – 0.2%
Republic of South Africa
ZAR	15,500,000	10.500		12/21/26	1,246,752
	290,000	8.750		01/31/44	18,757

					1,265,509

South Korean Won – 1.6%
Inflation Linked Korea Treasury Bond
KRW	11,996,779,139	1.000		06/10/26	10,829,557

Swedish Krona – 0.4%
Sweden Government Bond
SEK	21,290,000	3.500		06/01/22	2,570,899

Thai Baht – 0.6%
Thailand Government Bond
THB	126,490,000	1.875		06/17/22	4,115,236

United States Dollar – 2.7%
Abu Dhabi Government International Bond
	$500,000	2.500	(a)	10/11/22	505,000
	790,000	3.125	(a)	10/11/27	818,638
	600,000	4.125	(a)	10/11/47	657,000
	1,370,000	4.125		10/11/47	1,500,150

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Indonesia
	$970,000	5.875%		01/15/24	$ 1,088,219
	200,000	4.125	(a)	01/15/25	210,625
	4,340,000	4.125		01/15/25	4,570,562
	790,000	3.850	(a)	07/18/27	816,909
Republic of Kuwait
	6,250,000	3.500		03/20/27	6,648,437
Republic of Qatar(a)
	1,820,000	5.103		04/23/48	2,168,644

					18,984,184

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $223,083,208)					$233,878,498

Corporate Obligations – 29.6%
Aerospace & Defense(d) – 1.0%
General Dynamics Corp.
	$400,000	3.375%		05/15/23	$ 417,232
Northrop Grumman Corp.
	1,700,000	2.930		01/15/25	1,733,490
	2,250,000	3.250		01/15/28	2,309,355
United Technologies Corp.
	800,000	3.650		08/16/23	838,112
	850,000	3.950		08/16/25	915,416
	628,000	4.125		11/16/28	689,205

					6,902,810

Agriculture – 0.3%
Altria Group, Inc.(d)
EUR	200,000	3.125		06/15/31	246,555
BAT Capital Corp.(d)
	$450,000	3.222		08/15/24	453,470
	50,000	3.557		08/15/27	49,770
BAT International Finance PLC(a)
	800,000	2.750		06/15/20	801,880
	200,000	3.500		06/15/22	204,340
Reynolds American, Inc.
	108,000	3.250		06/12/20	108,735
	150,000	4.000		06/12/22	155,528

					2,020,278

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 0.3%
Ford Motor Credit Co. LLC(d)
	$350,000	3.815%		11/02/27	$ 334,701
General Motors Financial Co., Inc.(d)
	200,000	5.650		01/17/29	219,706
Volkswagen Leasing GmbH
EUR	1,050,000	1.625		08/15/25	1,231,923

					1,786,330

Banks – 11.0%
AIB Group PLC(a)(b)(d) (3M USD LIBOR + 1.874%)
	$1,050,000	4.263		04/10/25	1,081,185
Banco Bilbao Vizcaya Argentaria SA
EUR	600,000	0.750		09/11/22	694,657
Banco de Sabadell SA
	400,000	0.875		03/05/23	459,197
Banco Santander SA
	$800,000	2.706		06/27/24	801,280
	400,000	3.306		06/27/29	402,612
Bank of America Corp.
(3M USD LIBOR + 0.630%)
	900,000	3.499	(b)(d)	05/17/22	917,667
	1,450,000	4.125		01/22/24	1,549,165
	150,000	3.875		08/01/25	160,434
Barclays PLC(d)
	900,000	3.684		01/10/23	912,132
(3M USD LIBOR + 1.400%)
	800,000	4.610	(b)	02/15/23	827,688
BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,473,940
	1,250,000	3.375		01/09/25	1,270,638
BPCE SA(a)
	2,350,000	4.000		09/12/23	2,459,275
CaixaBank SA
EUR	400,000	1.125		05/17/24	470,600
Citigroup, Inc.(d)
GBP	600,000	2.750		01/24/24	792,372
Cooperatieve Rabobank UA
EUR	550,000	3.875		07/25/23	719,210
Credit Agricole SA(a)
	$800,000	3.375		01/10/22	815,080
	300,000	3.750		04/24/23	310,647
Credit Suisse Group Funding Guernsey Ltd.
EUR	500,000	1.250		04/14/22	588,358
Deutsche Bank AG
	$2,400,000	2.700		07/13/20	2,382,089
	100,000	3.125		01/13/21	99,089
Dexia Credit Local SA
GBP	5,900,000	1.125		06/15/22	7,504,465

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC
(3M USD LIBOR + 1.211%)
	$1,950,000	3.803	%(b)(d)	03/11/25	$ 2,029,033
	200,000	4.250		08/18/25	210,294
JPMorgan Chase & Co.(b)(d)
(3M USD LIBOR + 0.890%)
	2,250,000	3.797		07/23/24	2,357,100
(3M USD LIBOR + 1.000%)
	2,050,000	4.023		12/05/24	2,176,300
KBC Group NV
EUR	800,000	0.750		10/18/23	930,339
Kreditanstalt fuer Wiederaufbau(e)
AUD	3,000,000	6.000		08/20/20	2,218,260
EUR	12,260,000	0.000	(f)	12/15/22	14,203,075
	5,800,000	0.375		03/15/23	6,815,790
	3,000,000	0.625		01/07/28	3,631,978
Morgan Stanley, Inc.
	$50,000	3.875		04/29/24	52,979
(3M Euribor + 0.753%)
EUR	550,000	0.637	(b)(d)	07/26/24	632,241
	$1,700,000	3.700		10/23/24	1,793,007
	300,000	4.000		07/23/25	321,384
Royal Bank of Scotland Group PLC
(3M USD LIBOR + 1.480%)
	1,200,000	3.498	(b)(d)	05/15/23	1,211,880
	200,000	3.875		09/12/23	205,240
(3M USD LIBOR + 1.550%)
	900,000	4.519	(b)(d)	06/25/24	937,197
(3M USD LIBOR + 1.754%)
	550,000	4.892	(b)(d)	05/18/29	586,388
Santander UK PLC
	1,700,000	2.875		06/18/24	1,707,752
The Huntington National Bank(d)
	1,950,000	3.250		05/14/21	1,980,186
The PNC Financial Services Group, Inc.(d)
	600,000	3.500		01/23/24	631,350
UBS Group Funding Switzerland AG(a)
	2,400,000	3.000		04/15/21	2,422,296
Wells Fargo Bank NA(d)
	2,600,000	3.550		08/14/23	2,712,580

					76,458,429

Beverages(d) – 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	500,000	4.900		02/01/46	555,845

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages(d) – (continued)
Anheuser-Busch InBev Worldwide, Inc.
	$500,000	4.150%		01/23/25	$ 541,220
	2,300,000	4.750		01/23/29	2,606,544
	700,000	4.600		04/15/48	748,846
Bacardi Ltd.(a)
	1,200,000	4.700		05/15/28	1,282,884
Constellation Brands, Inc.
	1,500,000	3.200		02/15/23	1,532,640

					7,267,979

Chemicals – 1.1%
CNAC HK Finbridge Co. Ltd.
	630,000	3.125		06/19/22	628,176
	410,000	4.625		03/14/23	428,766
DuPont de Nemours, Inc.(d)
	600,000	4.493		11/15/25	663,690
	1,200,000	4.725		11/15/28	1,354,848
Sasol Financing International Ltd.
	560,000	4.500		11/14/22	576,800
SASOL Financing USA LLC(d)
	200,000	5.875		03/27/24	215,813
Syngenta Finance NV(a)(d)
	750,000	4.441		04/24/23	778,275
	600,000	4.892		04/24/25	627,210
	200,000	5.182		04/24/28	207,766
	200,000	5.676		04/24/48	197,578
The Sherwin-Williams Co.(d)
	2,000,000	3.450		06/01/27	2,052,580

					7,731,502

Commercial Services – 0.1%
Societa Iniziative Autostradali e Servizi SpA
EUR	550,000	3.375		02/13/24	692,559

Computers(a)(d) – 0.1%
Dell International LLC/EMC Corp.
	$950,000	4.900		10/01/26	990,679

Diversified Financial Services – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,400,000	3.500	(d)	05/26/22	1,426,852
	2,149,000	4.625		07/01/22	2,256,149
Air Lease Corp.(d)
	1,150,000	3.250		03/01/25	1,156,360
Capital One Financial Corp.(d)
	1,600,000	2.500		05/12/20	1,601,584
GE Capital International Funding Co.
	1,100,000	3.373		11/15/25	1,113,596

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Huarong Finance 2019 Co. Ltd.
	$410,000	3.750%		05/29/24	$ 412,691
Huarong Finance II Co. Ltd.
	370,000	5.000		11/19/25	395,784
Synchrony Financial(d)
	136,000	3.000		08/15/19	136,020

					8,499,036

Electrical – 0.5%
Electricite de France SA(a)(d)
	2,400,000	4.500		09/21/28	2,629,728
innogy Finance BV
GBP	250,000	6.125		07/06/39	472,970
Sempra Energy(d)
	$700,000	3.400		02/01/28	697,816

					3,800,514

Engineering & Construction(d) – 0.2%
Mexico City Airport Trust
	540,000	3.875	(a)	04/30/28	521,407
	200,000	5.500	(a)	10/31/46	198,750
	430,000	5.500	(a)	07/31/47	427,716
	200,000	5.500		07/31/47	198,937

					1,346,810

Food & Drug Retailing(d) – 0.1%
Kraft Heinz Foods Co.
	600,000	2.800		07/02/20	600,894

Healthcare Providers & Services(d) – 1.2%
Becton Dickinson & Co.
	1,600,000	2.894		06/06/22	1,620,976
	3,275,000	3.363		06/06/24	3,376,460
Medtronic Global Holdings SCA
EUR	1,500,000	0.375		03/07/23	1,725,231
	400,000	0.250		07/02/25	453,312
	800,000	1.000		07/02/31	910,835
	400,000	1.500		07/02/39	449,923

					8,536,737

Insurance – 0.4%
Aviva PLC(b)(d)
(5 Year UK Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	660,668
(5 Year EUR Swap + 5.130%)
EUR	450,000	6.125		07/05/43	600,597

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
AXA SA(b)(d) (3M Euribor + 3.200%)
EUR	350,000	3.250%		05/28/49	$ 438,078
Chubb INA Holdings, Inc.(d)
	100,000	0.875		06/15/27	115,268
	350,000	2.500		03/15/38	455,211
MetLife, Inc.
	$500,000	4.368		09/15/23	540,995
	110,000	3.600		04/10/24	116,711

					2,927,528

Lodging(d) – 0.2%
Marriott International, Inc.
	1,500,000	4.650		12/01/28	1,653,120

Media – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital(d)
	150,000	3.579		07/23/20	151,331
	900,000	4.500		02/01/24	958,014
	3,400,000	4.908		07/23/25	3,689,714
Comcast Corp.(d)
	1,000,000	3.700		04/15/24	1,060,650
	750,000	3.950		10/15/25	809,827
Fox Corp.(a)(d)
	200,000	4.030		01/25/24	212,476
Time Warner Cable LLC
	450,000	5.000		02/01/20	456,295
	100,000	4.125	(d)	02/15/21	101,988

					7,440,295

Mining(a) – 0.3%
Glencore Funding LLC
	1,400,000	4.125		05/30/23	1,450,988
	650,000	4.125	(d)	03/12/24	672,978

					2,123,966

Miscellaneous Manufacturing – 0.1%
General Electric Co.
	100,000	2.700		10/09/22	99,822
	300,000	3.100		01/09/23	302,544

					402,366

Multi-National – 0.6%
European Investment Bank
EUR	3,400,000	0.875		01/14/28	4,197,894

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 1.2%
Anadarko Petroleum Corp.
	$600,000	5.550	%(d)	03/15/26	$ 674,022
	600,000	6.450		09/15/36	737,322
BP Capital Markets America, Inc.(d)
	2,100,000	3.790		02/06/24	2,224,719
BP Capital Markets PLC
	250,000	3.814		02/10/24	264,867
Continental Resources, Inc.(d)
	150,000	4.500		04/15/23	157,680
Devon Energy Corp.(d)
	500,000	3.250		05/15/22	515,620
	100,000	5.850		12/15/25	119,146
Gazprom OAO Via Gaz Capital SA
	310,000	5.150	(a)	02/11/26	330,441
	210,000	5.150		02/11/26	223,847
	240,000	8.625	(g)	04/28/34	327,150
	310,000	7.288		08/16/37	391,375
Marathon Oil Corp.(d)
	650,000	4.400		07/15/27	689,585
Petroleos Mexicanos
	32,000	6.375		02/04/21	32,872
EUR	820,000	5.125		03/15/23	980,792
Reliance Industries Ltd.(a)
	$510,000	3.667		11/30/27	514,303

					8,183,741

Pharmaceuticals(d) – 1.1%
AbbVie, Inc.
	300,000	3.750		11/14/23	312,825
	200,000	4.250		11/14/28	213,796
Bayer US Finance II LLC(a)
	750,000	3.875		12/15/23	777,255
	1,000,000	4.250		12/15/25	1,056,370
	550,000	4.375		12/15/28	579,458
Cigna Corp.(a)
	1,050,000	3.750		07/15/23	1,092,724
	450,000	4.125		11/15/25	478,215
	150,000	4.900		12/15/48	163,568
CVS Health Corp.
	550,000	2.800		07/20/20	551,397
	950,000	4.300		03/25/28	1,001,642
	750,000	4.780		03/25/38	781,387
	250,000	5.050		03/25/48	266,310

					7,274,947

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 1.4%
Abu Dhabi Crude Oil Pipeline LLC(a)
$1,260,000	4.600%	11/02/47	$ 1,384,425
Energy Transfer Operating LP(d)
400,000	5.250	04/15/29	446,732
Enterprise Products Operating LLC(d)
700,000	2.850	04/15/21	705,159
500,000	3.750	02/15/25	528,735
EQM Midstream Partners LP(d)
550,000	4.750	07/15/23	570,207
MPLX LP(d)
250,000	4.500	04/15/38	252,245
150,000	5.500	02/15/49	169,602
Plains All American Pipeline LP/PAA Finance Corp.(d)
1,050,000	4.500	12/15/26	1,116,874
50,000	4.700	06/15/44	48,093
Sabine Pass Liquefaction LLC(d)
1,500,000	5.625	03/01/25	1,680,000
Sunoco Logistics Partners Operations LP(d)
1,050,000	4.000	10/01/27	1,082,581
350,000	5.300	04/01/44	360,896
The Williams Cos., Inc.(d)
550,000	3.600	03/15/22	564,157
450,000	3.900	01/15/25	470,911
Western Midstream Operating LP(d)
250,000	4.750	08/15/28	254,060
50,000	5.450	04/01/44	47,034
50,000	5.300	03/01/48	46,396

			9,728,107

Real Estate Investment Trust(d) – 0.4%
American Tower Corp.
450,000	3.300	02/15/21	455,755
400,000	3.800	08/15/29	413,156
HCP, Inc.
100,000	2.625	02/01/20	100,093
200,000	3.250	07/15/26	200,910
Ventas Realty LP/Ventas Capital Corp.
200,000	3.250	08/15/22	204,452
VEREIT Operating Partnership LP
900,000	4.625	11/01/25	967,221
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
350,000	2.700	09/17/19	349,993
400,000	3.750	09/17/24	418,324

			3,109,904

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(d) – 0.3%
Dollar Tree, Inc.
	$650,000	4.000%		05/15/25	$ 675,493
Lowe’s Cos., Inc.
	1,550,000	3.650		04/05/29	1,617,688

					2,293,181

Savings & Loans(a)(b)(d) – 0.0%
Nationwide Building Society (3M USD LIBOR + 1.181%)
	200,000	3.622		04/26/23	203,630

Semiconductors – 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.(d)
	500,000	3.000		01/15/22	501,815
Broadcom, Inc.(a)
	1,850,000	3.125		10/15/22	1,859,824
	1,850,000	3.625	(d)	10/15/24	1,858,991
	1,850,000	4.250	(d)	04/15/26	1,872,181

					6,092,811

Software(d) – 0.7%
Fidelity National Information Services, Inc.
EUR	600,000	0.750		05/21/23	696,008
GBP	250,000	2.602		05/21/25	326,644
EUR	800,000	1.500		05/21/27	949,287
	200,000	2.950		05/21/39	252,591
Fiserv, Inc.
	$650,000	3.200		07/01/26	664,482
EUR	800,000	1.125		07/01/27	921,688
	$850,000	3.500		07/01/29	873,273

					4,683,973

Supranational(e) – 0.2%
European Financial Stability Facility
EUR	900,000	1.375%		05/31/47	1,174,228

Telecommunication Services – 2.4%
AT&T, Inc.(d)
	$2,000,000	2.800		02/17/21	2,012,520
	1,450,000	3.200		03/01/22	1,480,174
	250,000	3.000		06/30/22	254,243
	300,000	3.950		01/15/25	316,788
	150,000	3.400		05/15/25	153,890
	1,600,000	4.100		02/15/28	1,693,776
	1,600,000	4.350		03/01/29	1,715,776
	100,000	4.350		06/15/45	99,557
	100,000	4.850		07/15/45	106,522

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
British Telecommunications PLC(d)
$850,000	5.125%	12/04/28	$ 949,127
Deutsche Telekom International Finance B.V.(a)(d)
500,000	2.485	09/19/23	498,425
1,300,000	4.375	06/21/28	1,413,555
Verizon Communications, Inc.
3,084,000	4.329	09/21/28	3,411,120
650,000	5.012	04/15/49	772,369
Vodafone Group PLC
1,550,000	3.750	01/16/24	1,620,788

			16,498,630

Trucking & Leasing(a)(d) – 0.1%
Avolon Holdings Funding Ltd.
400,000	3.950	07/01/24	409,600

TOTAL CORPORATE OBLIGATIONS (Cost $199,247,240)			$205,032,478

Asset-Backed Securities(b) – 9.5%
Collateralized Loan Obligations(a) – 3.9%
Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
$3,800,000	3.615%	01/27/28	$ 3,783,147
GoldentTree Loan Management US CLO 1 Ltd. Series 2017-1A, Class A (3M USD LIBOR + 1.220%)
4,650,000	3.981	04/20/29	4,657,421
Halcyon Loan Advisors Funding Ltd. Series 2013-1A, Class A1 (3M USD LIBOR + 1.150%)
294,832	3.937	04/15/25	294,889
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R (3M USD LIBOR + 1.130%)
2,268,875	3.910	04/18/26	2,269,549
Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
2,739,556	4.021	07/20/26	2,739,797
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,300,000	3.537	04/15/29	5,247,631
OFSI Fund VII Ltd. Series 2014-7A, Class AR (3M USD LIBOR + 0.900%)
1,443,626	3.680	10/18/26	1,443,025
Trinitas CLO II Ltd. Series 2014-2A, Class A1R (3M USD LIBOR + 1.180%)
760,781	3.967	07/15/26	761,685
Tryon Park CLO Ltd. Series 2013-1A, Class A1SR (3M USD LIBOR + 0.890%)
3,700,000	3.677	04/15/29	3,683,295
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
1,997,083	3.636	05/01/26	1,995,254

			26,875,693

Home Equity – 0.0%
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
6,541	6.962	09/25/37	6,587
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
50,566	6.710	09/25/37	52,529

			59,116

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other(a)(d) – 0.1%
Mill City Mortgage Loan Trust Series 2017-2, Class A3 (1M USD LIBOR + 0.000%)
$652,343	2.871%	07/25/59	$ 655,778

Student Loans – 5.5%
Chase Education Loan Trust Series 2007-A, Class A3 (3M USD LIBOR + 0.070%)
39,777	2.667	12/28/23	39,715
ECMC Group Student Loan Trust Series 2017-1A, Class A(a) (1M USD LIBOR + 1.200%)
5,633,003	3.630	12/27/66	5,657,147
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(a) (1M USD LIBOR + 0.800%)
6,750,000	3.230	04/26/32	6,746,744
Educational Services of America, Inc. Series 2010-1, Class A1(a) (3M USD LIBOR + 0.850%)
189,591	3.621	07/25/23	189,687
Educational Services of America, Inc. Series 2015-2, Class A(a) (1M USD LIBOR + 1.000%)
1,156,407	3.430	12/25/56	1,160,648
Higher Education Funding I Series 2014-1, Class A(a) (3M USD LIBOR + 1.050%)
3,363,757	3.701	05/25/34	3,386,292
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
374,135	3.601	02/25/42	374,293
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3 (1M USD LIBOR + 1.050%)
2,450,000	3.491	07/20/43	2,473,899
Navient Student Loan Trust Series 2017-2A, Class A(a) (1M USD LIBOR + 1.050%)
5,309,486	3.480	12/27/66	5,325,990
Nelnet Student Loan Trust Series 2006-1, Class A6(a) (3M USD LIBOR + 0.450%)
4,300,000	3.101	08/23/36	4,183,236
Nelnet Student Loan Trust Series 2006-2, Class A7(a) (3M Euribor + 0.580%)
4,050,000	3.351	01/26/37	3,926,611
Nelnet Student Loan Trust Series 2011-1A, Class A(a) (1M USD LIBOR + 0.850%)
208,758	3.280	02/25/48	210,020
North Carolina State Education Assistance Authority Series 2010-1, Class A1 (3M USD LIBOR + 0.900%)
1,348,723	3.671	07/25/41	1,341,542
PHEAA Student Loan Trust Series 2016-1A, Class A(a) (1M USD LIBOR + 1.150%)
2,735,981	3.580	09/25/65	2,753,556
Scholar Funding Trust Series 2010-A, Class A(a) (3M USD LIBOR + 0.750%)
678,852	3.515	10/28/41	666,133

			38,435,513

TOTAL ASSET-BACKED SECURITIES (Cost $65,515,474)			$ 66,026,100

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 24.1%
Collateralized Mortgage Obligations – 3.3%
Interest Only – 0.5%
FHLMC REMIC Series 3852, Class SW(b) (-1x1M LIBOR + 6.000%)
$462,391	3.560%	05/15/41	$ 71,393
FHLMC REMIC Series 4314, Class SE(b) (-1x1M LIBOR + 6.050%)
375,461	3.610	03/15/44	61,897
FHLMC REMIC Series 4320, Class SD(b) (-1x1M LIBOR + 6.100%)
274,678	3.660	07/15/39	45,238
FHLMC REMIC Series 4583, Class ST(b) (-1x1M LIBOR + 6.000%)
1,299,599	3.560	05/15/46	228,395
FHLMC REMIC Series 4792, Class SA(b) (-1x1M LIBOR + 6.200%)
1,347,671	3.760	05/15/48	190,793
FHLMC STRIPS Series 304, Class C45
306,879	3.000	12/15/27	22,172
FNMA REMIC Series 2011-124, Class SC(b) (-1x1M LIBOR + 6.550%)
428,583	4.120	12/25/41	76,640
FNMA REMIC Series 2012-5, Class SA(b) (-1x1M LIBOR + 5.950%)
594,937	3.520	02/25/42	95,013
FNMA REMIC Series 2014-6, Class SA(b) (-1x1M LIBOR + 6.600%)
470,507	4.170	02/25/44	86,343
FNMA REMIC Series 2018-38, Class SG(b) (-1x1M LIBOR + 6.200%)
445,683	3.770	06/25/48	63,276
GNMA REMIC Series 2010-101, Class S(b) (-1x1M LIBOR + 6.000%)
904,100	3.559	08/20/40	154,197
GNMA REMIC Series 2010-20, Class SE(b) (-1x1M LIBOR + 6.250%)
680,318	3.809	02/20/40	122,411
GNMA REMIC Series 2013-124, Class CS(b) (-1x1M LIBOR + 6.050%)
724,468	3.609	08/20/43	132,331
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M LIBOR + 6.100%)
147,515	3.659	09/20/43	25,929
GNMA REMIC Series 2013-152, Class SG(b) (-1x1M LIBOR + 6.150%)
264,527	3.709	06/20/43	46,069
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M LIBOR + 6.100%)
258,596	3.659	06/20/43	43,945
GNMA REMIC Series 2013-181, Class SA(b) (-1x1M LIBOR + 6.100%)
857,136	3.659	11/20/43	153,914
GNMA REMIC Series 2014-117, Class SJ(b) (-1x1M LIBOR + 5.600%)
2,081,672	3.159	08/20/44	333,933
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M LIBOR + 6.100%)
607,580	3.659	10/20/43	79,285
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M LIBOR + 5.600%)
307,082	3.159	09/20/44	46,976
GNMA REMIC Series 2014-158, Class SA(b) (-1x1M LIBOR + 5.600%)
983,338	3.162	10/16/44	154,495
GNMA REMIC Series 2015-110, Class MS(b) (-1x1M LIBOR + 5.710%)
1,774,693	3.269	08/20/45	254,373
GNMA REMIC Series 2015-111, Class IM
846,102	4.000	08/20/45	116,161
GNMA REMIC Series 2015-123, Class SP(b)(d) (-1x1M USD LIBOR + 6.250%)
435,538	3.809	09/20/45	72,632
GNMA REMIC Series 2015-129, Class IC
355,093	4.500	09/16/45	66,307
GNMA REMIC Series 2015-167, Class AS(b) (-1x1M LIBOR + 6.250%)
307,611	3.809	11/20/45	47,673
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M LIBOR + 6.200%)
204,618	3.759	11/20/45	35,931
GNMA REMIC Series 2015-57, Class AS(b) (-1x1M LIBOR + 5.600%)
1,422,928	3.159	04/20/45	199,766
GNMA REMIC Series 2016-1, Class ST(b) (-1x1M LIBOR + 6.200%)
396,487	3.759	01/20/46	62,091
GNMA REMIC Series 2016-138, Class GI
932,596	4.000	10/20/46	136,904
GNMA REMIC Series 2016-27, Class IA
535,459	4.000	06/20/45	62,937

			3,289,420

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2011-52, Class GB
	$432,922	5.000%	06/25/41	$ 473,625
FNMA REMIC Series 2011-99, Class DB
	410,540	5.000	10/25/41	449,151
FNMA REMIC Series 2012-111, Class B
	47,996	7.000	10/25/42	55,750
FNMA REMIC Series 2012-153, Class B
	196,113	7.000	07/25/42	229,053

				1,207,579

Sequential Floating Rate(b) – 2.7%
Countrywide Alternative Loan Trust Series 2005-38, Class A1(12M MTA + 1.500%)
	84,768	3.981	09/25/35	84,093
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 (1M USD LIBOR + 0.210%)
	266,979	2.651	03/20/46	238,193
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	31,410	4.312	04/20/35	30,510
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	884,769	1.659	08/20/56	1,123,463
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	$357,067	4.534	08/19/36	328,223
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	1,203,485	1.720	11/15/49	1,525,694
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(12M MTA + 1.000%)
	$587,706	3.481	01/25/46	532,244
Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	382,811	1.659	08/20/56	485,359
Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	3,588,674	1.659	08/20/56	4,552,426
Sequoia Mortgage Trust Series 2004-10, Class A3A (6M USD LIBOR + 0.660%)
	$71,519	3.294	11/20/34	69,901
Silverstone Master Issuer PLC Series 2019-1A, Class 1A(a)(d) (3M USD LIBOR + 0.570%)
	1,050,000	3.148	01/21/70	1,052,983
Station Place Securitization Trust Series 2015-2, Class AR(a) (1M USD LIBOR + 0.550%)
	1,400,000	3.049	05/15/21	1,400,000
Towd Point Mortgage Funding Auburn 11 PLC Series 2017-A11X, Class A1 (3M GBP LIBOR + 0.850%)
GBP	2,447,697	1.709	05/20/45	3,112,828
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
	962,207	1.737	03/20/56	1,219,707
Tower Bridge Funding No.1 PLC, Class A (3M GBP LIBOR + 1.000%)
	793,014	1.837	03/20/56	1,007,518
Warwick Finance Residential Mortgages No. One PLC Series 1, Class A (3M GBP LIBOR + 1.000%)
	1,584,653	1.839	09/21/49	2,018,115

				18,781,257

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 23,278,256

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 20.8%
FHLMC – 0.1%
$2,490	5.000%	01/01/33		$ 2,650
396	5.000	06/01/33		428
4,617	5.000	07/01/33		4,996
5,655	5.000	08/01/33		6,118
940	5.000	10/01/33		1,018
2,797	5.000	11/01/33		3,026
1,385	5.000	12/01/33		1,499
4,418	5.000	02/01/34		4,780
1,734	5.000	03/01/34		1,876
2,787	5.000	04/01/34		3,016
4,873	5.000	05/01/34		5,273
68,152	5.000	06/01/34		73,736
952	5.000	11/01/34		1,030
18,942	5.000	04/01/35		20,494
913	5.000	11/01/35		988
7,613	5.000	02/01/37		8,354
522	5.000	11/01/37		567
28,013	5.000	01/01/40		30,397
15,532	4.000	06/01/40		16,402
145,466	4.000	02/01/41		153,586
10,532	4.000	11/01/41		11,119

				351,353

FNMA – 12.2%
340,107	4.500	07/01/36		362,944
34,822	4.500	12/01/36		37,161
34,852	4.500	05/01/38		37,407
23,973	4.500	05/01/39		26,017
14,041	4.500	06/01/39		15,238
9,002	4.500	08/01/39		9,775
15,848	4.500	09/01/39		17,026
23,752	4.500	10/01/39		25,518
8,826	4.500	03/01/40		9,482
124,017	4.500	04/01/40		132,890
9,392	4.500	12/01/40		10,064
126,183	4.500	01/01/41		135,524
37,332	4.500	04/01/41		39,956
69,976	4.500	06/01/41		74,997
49,431	4.500	07/01/41		52,750
76,189	4.500	08/01/41		81,411
234,261	4.500	09/01/41		249,992
207,480	4.500	10/01/41		221,412
163,735	4.500	11/01/41		174,730
103,988	4.500	12/01/41		111,450
98,850	4.500	01/01/42		105,520
24,789	4.500	03/01/42		26,369
42,291	4.500	04/01/42		45,196
98,622	3.000	12/01/42		101,017
240,673	3.000	01/01/43		246,519
296,952	3.000	04/01/43		304,256
741,838	4.500	06/01/45		782,147
3,868,908	4.500	11/01/47		4,125,073
7,411,830	4.000	01/01/48		7,804,029
944,732	4.500	09/01/48		1,015,919
1,000,000	3.500	TBA-30yr	(h)	1,022,284
42,000,000	4.000	TBA-30yr	(h)	43,405,009
23,000,000	4.500	TBA-30yr	(h)	24,032,948

				84,842,030

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – 8.5%
$561,887	4.000%	11/20/44		$ 592,555
52,740	4.000	05/20/45		55,618
1,314,887	4.000	07/20/45		1,386,653
971,861	4.000	01/20/46		1,024,905
604,748	4.500	02/20/48		634,989
199,785	4.500	03/20/48		209,776
826,842	4.500	04/20/48		866,082
1,966,157	4.500	05/20/48		2,058,238
2,698,041	4.500	08/20/48		2,818,706
14,416,586	4.500	09/20/48		15,051,208
1,789,699	5.000	09/20/48		1,874,490
3,209,673	5.000	11/20/48		3,362,067
4,643,647	5.000	01/20/49		4,864,126
985,531	5.000	02/20/49		1,034,995
22,000,000	4.500	TBA-30yr	(h)	22,933,220

				58,767,628

TOTAL FEDERAL AGENCIES				$ 143,961,011

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $167,025,290)				$ 167,239,267

Agency Debenture – 0.4%
FHLMC
$1,800,000	6.750%	03/15/31		$ 2,609,586
(Cost $2,274,302)

Municipal Debt Obligation(b)(d) – 0.4%
Ohio – 0.4%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
$2,866,540	3.430%	10/25/37		$ 2,880,089
(Cost $2,842,959)

U.S. Treasury Obligations – 4.0%
United States Treasury Inflation Indexed Note
$3,837,370	0.750%	07/15/28		$ 4,000,772
United States Treasury Notes
19,780,000	2.375	01/31/23		20,215,778
2,970,000	2.875	08/15/28		3,189,966

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,627,288)				$ 27,406,516

Shares	Dividend Rate			Value

Investment Company(i) – 8.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
55,769,087	2.308%			$ 55,769,087
(Cost $55,769,087)

TOTAL INVESTMENTS – 109.9% (Cost $742,384,848)				$ 760,841,621

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.9)%				(68,339,278)

NET ASSETS – 100.0%				$ 692,502,343

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Actual maturity date is September 20, 2117.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Guaranteed by a foreign government until maturity.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2019.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $91,393,461 which represents approximately 13.2% of the Fund’s net assets as of June 30, 2019.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound Offered Rate
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SHIBOR	— Shanghai Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	21,710,877	USD	463,899	07/10/19	$38,947
	ARS	23,216,697	USD	491,879	07/12/19	44,114
	ARS	9,662,598	USD	196,895	07/31/19	19,905
	AUD	12,222,445	USD	8,517,211	09/18/19	84,115
	BRL	19,645,336	USD	5,062,093	07/02/19	53,013
	BRL	11,697,881	USD	3,031,710	08/02/19	5,400
	CAD	2,030,350	USD	1,505,539	07/05/19	45,074
	CAD	11,564,294	USD	8,742,381	09/18/19	101,188
	CLP	1,889,728,508	USD	2,739,691	07/05/19	49,223
	CLP	1,278,100,969	USD	1,842,755	07/23/19	44,069
	CNH	26,697,667	USD	3,863,395	09/18/19	20,456
	CZK	54,541,308	EUR	2,115,447	09/18/19	21,263
	EUR	414,333	GBP	369,552	09/18/19	3,119
	EUR	1,863,622	NOK	18,104,421	09/18/19	5,476
	EUR	3,618,327	USD	4,071,790	07/10/19	46,127
	EUR	1,655,931	USD	1,878,786	09/18/19	16,028
	GBP	234,702	SEK	2,753,949	09/18/19	873
	GBP	1,586,927	USD	2,015,023	09/18/19	7,475
	IDR	21,672,861,711	USD	1,515,091	08/13/19	10,953
	INR	208,770,162	USD	2,993,620	07/15/19	28,003
	INR	68,278,622	USD	975,604	08/13/19	8,707
	JPY	613,021,252	USD	5,505,954	07/01/19	180,377
	JPY	201,509,779	USD	1,872,828	09/18/19	7,138
	KRW	1,668,365,970	USD	1,434,131	07/22/19	8,125
	KRW	545,978,139	USD	463,666	08/05/19	8,586
	MXN	12,255,975	USD	629,820	09/18/19	275
	MYR	531,417	USD	126,317	07/24/19	2,305
	NOK	41,507,602	EUR	4,228,407	09/18/19	38,109
	NZD	14,701,349	USD	9,689,190	09/18/19	201,936
	PLN	16,515,132	EUR	3,862,164	09/18/19	11,931
	RUB	252,574,433	USD	3,865,699	07/30/19	113,393
	SEK	20,346,371	EUR	1,904,026	09/18/19	24,780
	SEK	1,928,247	NOK	1,763,954	09/18/19	1,588
	SEK	2,122,560	USD	223,771	09/18/19	6,099
	SGD	3,041,532	USD	2,243,082	09/18/19	7,620
	TRY	7,977,392	USD	1,313,273	09/18/19	7,201
	TWD	81,999,344	USD	2,625,970	08/05/19	26,229
	USD	2,293,240	AUD	3,233,978	07/03/19	22,590
	USD	1,235,512	CHF	1,196,217	09/18/19	1,296
	USD	1,815,568	EUR	1,593,460	07/10/19	2,096
	USD	718,166	EUR	626,450	09/18/19	1,344
	USD	38,521,022	GBP	29,344,993	07/08/19	1,238,932
	USD	241,534	GBP	188,800	09/18/19	913
	USD	2,802,649	JPY	299,607,250	09/18/19	7,493
	USD	1,234,505	KRW	1,426,532,446	07/22/19	1,308
	USD	1,429,642	MXN	27,419,752	07/17/19	5,114
	USD	1,066,902	SEK	9,828,494	09/18/19	2,492
	ZAR	43,983,845	USD	2,966,993	09/18/19	124,750

TOTAL						$2,707,548

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	452,972	CHF	310,551	09/18/19	$(1,646)
	BRL	5,817,776	USD	1,518,782	07/02/19	(3,993)
	CAD	1,541,814	USD	1,179,352	09/18/19	(280)
	COP	3,362,658,277	USD	1,054,763	07/22/19	(10,095)
	EUR	919,974	SEK	9,788,383	09/18/19	(7,377)
	GBP	249,721	CAD	418,608	09/18/19	(1,858)
	GBP	1,863,447	EUR	2,087,767	09/18/19	(14,030)
	GBP	407,361	USD	520,732	09/18/19	(1,561)
	HUF	69,672,611	PLN	921,291	09/18/19	(758)
	HUF	161,226,636	USD	570,738	09/18/19	(465)
	JPY	38,082,976	USD	355,677	09/18/19	(386)
	KRW	963,638,452	USD	834,953	07/22/19	(1,914)
	MXN	65,622,177	USD	3,392,734	09/18/19	(19,021)
	NOK	3,814,725	USD	449,234	09/18/19	(1,063)
	RUB	64,642,397	USD	1,025,360	07/30/19	(6,975)
	SGD	377,384	USD	279,327	09/18/19	(66)
	TRY	5,609,940	USD	936,014	09/18/19	(7,418)
	TWD	32,491,193	USD	1,052,782	08/05/19	(1,883)
	USD	186,067	ARS	8,495,697	07/12/19	(10,069)
	USD	3,315,155	AUD	4,731,971	09/18/19	(14,885)
	USD	6,530,613	BRL	25,463,111	07/02/19	(99,283)
	USD	15,620,346	CAD	20,823,546	07/05/19	(282,948)
	USD	4,451,999	CAD	5,860,114	09/18/19	(29,409)
	USD	1,319,903	CHF	1,296,019	09/18/19	(17,286)
	USD	2,733,911	CLP	1,889,728,508	07/05/19	(55,003)
	USD	681,256	CLP	475,583,903	07/23/19	(20,834)
	USD	2,292,234	CNH	15,907,760	09/18/19	(21,952)
	USD	660,753	COP	2,154,386,340	07/22/19	(8,544)
	USD	627,845	DKK	4,144,174	07/05/19	(3,770)
	USD	93,323,537	EUR	82,833,067	07/10/19	(946,446)
	USD	9,620,574	EUR	8,456,386	09/18/19	(55,720)
	USD	243,404	GBP	191,278	09/18/19	(375)
	USD	1,484,053	IDR	21,328,803,338	08/13/19	(17,764)
	USD	671,052	ILS	2,412,747	08/14/19	(6,908)
	USD	298,723	INR	20,883,431	07/15/19	(3,532)
	USD	120,110,812	JPY	13,204,395,909	07/01/19	(2,371,983)
	USD	117,307,221	JPY	12,591,374,657	09/05/19	(56,017)
	USD	1,140,313	JPY	122,490,371	09/18/19	(2,448)
	USD	437,009	KRW	505,606,025	07/22/19	(74)
	USD	10,544,146	KRW	12,546,858,047	08/05/19	(308,443)
	USD	862,085	MXN	16,780,392	09/18/19	(615)
	USD	932,768	NOK	7,999,437	09/18/19	(7,043)
	USD	1,759,971	NZD	2,652,226	09/18/19	(24,457)
	USD	416,423	PLN	1,561,084	09/18/19	(2,438)
	USD	748,470	RON	3,127,856	09/18/19	(3,250)
	USD	3,343,660	RUB	219,184,823	07/30/19	(109,408)
	USD	2,604,352	SEK	24,155,095	07/17/19	(303)
	USD	1,099,408	SEK	10,299,074	09/18/19	(15,965)
	USD	1,612,128	SGD	2,181,103	07/03/19	(23)
	USD	1,101,052	SGD	1,499,401	09/18/19	(8,490)
	USD	4,033,304	THB	125,613,224	09/18/19	(70,389)
	USD	369,312	TRY	2,301,356	09/18/19	(11,624)
	USD	2,614,402	TWD	82,338,803	08/05/19	(48,774)
	USD	1,256,132	ZAR	17,974,959	07/01/19	(19,885)
	USD	1,260,926	ZAR	17,974,959	09/05/19	(4,569)
	USD	1,433,875	ZAR	20,632,323	09/18/19	(16,427)

TOTAL						$(4,758,142)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA (Proceeds Receivable: $2,069,063)	4.000%	TBA-30yr	07/22/19	$(2,000,000)	$(2,073,344)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	123	09/16/19	$9,930,291	$1,563
Australian 10 Year Government Bonds	66	09/16/19	6,656,072	10,399
Euro Buxl 30 Year Bonds	11	09/06/19	2,537,894	70,028
French 10 Year Government Bonds	1	09/06/19	187,474	294
Italian 10 Year Government Bonds	13	09/06/19	1,985,263	82,760
Italian 10 Year Government Bonds	25	09/06/19	3,169,667	37,485
Ultra Long U.S. Treasury Bonds	125	09/19/19	22,195,312	830,910
Ultra 10 Year U.S. Treasury Notes	21	09/19/19	2,900,625	86,926
2 Year German Euro-Schatz	165	09/06/19	21,067,083	34,451
10 Year German Euro-Bund	111	09/06/19	21,802,918	214,397
5 Year U.S. Treasury Notes	128	09/30/19	15,124,000	52,635
10 Year U.S. Treasury Notes	169	09/19/19	21,626,719	260,811
20 Year U.S. Treasury Bonds	44	09/19/19	6,846,125	261,932

Total				$1,944,591

Short position contracts:
Canada 10 Year Government Bonds	(29)	09/19/19	(3,165,187)	(29,520)
Eurodollars	(13)	09/16/19	(3,184,837)	(19,205)
Eurodollars	(23)	12/16/19	(5,640,175)	(40,566)
Eurodollars	(8)	03/16/20	(1,965,800)	(12,618)
Eurodollars	(42)	06/15/20	(10,329,900)	(71,076)
2 Year U.S. Treasury Notes	(51)	09/30/19	(10,974,164)	(6,220)
5 Year German Euro-Bobl	(12)	09/06/19	(1,834,461)	(5,750)
10 Year U.K. Long Gilt	(22)	09/26/19	(3,640,437)	3,127

Total				$(181,828)

TOTAL FUTURES CONTRACTS				$1,762,763

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

3M KLIBOR(a)	3.565%	JPMorgan Securities, Inc.	03/14/24	MYR 10,040	$22,159

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.726%(a)	6M GBP	11/07/19	GBP	59,290	(b)	$(4,925)	$302	$(5,227)
8.360(c)	Mexico IB TIIE 28 Days	03/18/20	MXN	66,850		(3,493)	(80,220)	76,727
3M LIBOR(d)	1.951%	06/15/21		$19,660	(b)	157,050	2,368	154,682
7.950(c)	Mexico IB TIIE 28 Days	06/16/21	MXN	56,125		(23,345)	(679)	(22,666)
3M NZDOR(e)	1.500(f)	09/18/21	NZD	50,330	(b)	124,326	65,016	59,310
1.750(f)	3M LIBOR(e)	09/18/21		$24,350	(b)	(18,402)	18,432	(36,834)
1M BID Avg(d)	6.849	01/02/23	BRL	4,000		8,263	—	8,263

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M GBP(d)	1.100%	08/01/23	GBP	1,180		$31,386	$5,118	$26,268
1.390%(d)	3M LIBOR	11/30/23		$4,700	(b)	15,121	11,719	3,402
3M SHIBOR(e)	3.000	06/19/24	CNY	69,830		53,271	27,297	25,974
6M EURO(f)	0.500(d)	09/18/24	EUR	47,490	(b)	1,954,616	1,668,330	286,286
6M CDOR(f)	2.750	09/18/24	CAD	29,700	(b)	1,137,502	1,111,187	26,315
2.000(f)	3M LIBOR(e)	09/18/24		$20,460	(b)	(254,230)	(218,610)	(35,620)
0.250(d)	3M STIBOR(e)	09/18/24	SEK	395,240	(b)	(273,888)	(160,301)	(113,587)
6M EURO(f)	0.080(d)	01/15/25	EUR	4,960	(b)	84,920	31,649	53,271
1.510(d)	3M LIBOR	04/30/26		$5,040	(b)	19,771	52	19,719
6M EURO(d)	0.750(d)	09/18/26	EUR	8,120	(b)	523,663	446,701	76,962
6M AUDOR(f)	1.750	09/18/26	AUD	5,670	(b)	98,321	51,652	46,669
1.500(f)	6M GBP	09/18/26	GBP	4,140	(b)	(189,488)	(196,863)	7,375
6M JYOR(f)	0.500	03/22/28	JPY	1,723,590	(b)	366,497	279,042	87,455
6M CDOR(f)	2.750	06/21/28	CAD	8,010	(b)	236,887	(52,195)	289,082
1.500(d)	6M EURO(f)	06/21/28	EUR	5,050	(b)	(318,534)	(59,157)	(259,377)
1.900(f)	6M GBP	08/03/28	GBP	5,370	(b)	(244,099)	(10,492)	(233,607)
6M CHFOR(f)	1.050(d)	08/07/28	CHF	8,460	(b)	458,366	(5,776)	464,142
6M EURO(f)	1.200(d)	02/12/29	EUR	10,370	(b)	406,588	58,154	348,434
3M LIBOR(e)	2.800(f)	02/12/29		$10,850	(b)	315,389	45,231	270,158
1.500(f)	6M GBP	02/12/29	GBP	15,800	(b)	(305,013)	(57,906)	(247,107)
6M EURO(f)	1.200(d)	02/21/29	EUR	6,860	(b)	267,264	42,205	225,059
2.300(d)	6M NIBOR(f)	02/21/29	NOK	75,370	(b)	(147,446)	(81,882)	(65,564)
3M LIBOR(e)	2.500(f)	05/20/29		$38,930	(b)	567,735	167,889	399,846
0.900(d)	6M EURO(f)	05/20/29	EUR	39,260	(b)	(759,521)	(188,293)	(571,228)
6M GBP(f)	1.750	06/19/29	GBP	3,780	(b)	124,667	125,463	(796)
3M LIBOR(e)	3.000(f)	06/19/29		$8,070	(b)	292,296	103,629	188,667
3.250(f)	3M NZDOR(e)	06/19/29	NZD	4,070	(b)	(131,413)	(28,654)	(102,759)
3.000(f)	6M AUDOR	06/19/29	AUD	6,810	(b)	(230,059)	(235,963)	5,904
1.500(d)	6M EURO(f)	06/19/29	EUR	11,830	(b)	(627,606)	(469,591)	(158,015)
6M CHFOR(f)	0.000(d)	09/18/29	CHF	1,170	(b)	24,484	18,195	6,289
6M EURO(f)	1.000(d)	09/18/29	EUR	7,550	(b)	694,106	575,421	118,685
6M GBP(f)	1.500	09/18/29	GBP	280	(b)	15,036	15,565	(529)
6M AUDOR(f)	2.000	09/18/29	AUD	8,330	(b)	226,552	241,645	(15,093)
1.800(d)	6M NIBOR(f)	09/18/29	NOK	21,890	(b)	12,670	5,385	7,285
0.750(d)	3M STIBOR(e)	09/18/29	SEK	10,920	(b)	(21,382)	(12,256)	(9,126)
1.750(f)	6M GBP	09/18/34	GBP	1,340	(b)	(138,532)	(137,708)	(824)
3M LIBOR(e)	3.000(f)	06/20/39		$3,180	(b)	132,458	104,838	27,620
1.750(d)	6M EURO(f)	06/20/39	EUR	3,170	(b)	(199,913)	(162,778)	(37,135)
6M EURO(f)	1.500(d)	09/18/39		1,110	(b)	205,632	168,033	37,599
6M GBP(f)	1.750	09/18/39	GBP	520	(b)	63,406	67,158	(3,752)
6M GBP(f)	1.750	06/15/49		440	(b)	19,904	20,146	(243)
3M LIBOR(e)	2.750(f)	06/15/49		$820	(b)	21,273	15,588	5,685
1.500(f)	6M EURO(f)	06/15/49	EUR	610	(b)	(36,915)	(36,915)	—
6M GBP(f)	1.750	09/18/49	GBP	520	(b)	87,011	93,284	(6,272)

TOTAL						$4,818,227	$3,390,455	$1,427,772

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019
(c)	Payments made monthly.
(d)	Payments made annually.
(e)	Payments made quarterly.
(f)	Payments made semi-annually.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.195%	Barclays Bank PLC	12/20/21	$460	$(9,196)	$(906)	$(8,291)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.117	Citibank NA	12/20/20	13,280	(177,043)	29,664	(206,707)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	Deutsche Bank AG (London)	06/20/21	100	(1,694)	(9)	(1,684)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.283	JPMorgan Securities, Inc.	12/20/22	9,110	(224,551)	(144,984)	(79,567)

TOTAL						$(412,484)	$(116,235)	$(296,249)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/ Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at June 30, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
iTraxx Europe Series 31	(1.000)%	0.523%	06/20/24	EUR	16,400	$(449,509)	$(651,714)	$202,205
CDX.NA.IG Index 32	(1.000)	1.023	06/20/29		$7,720	12,430	17,805	(5,375)
Protection Sold:
CDX.NA.IG Index 31	1.000	0.475	12/20/23		64,810	1,477,023	772,269	704,754
CDX.NA.IG Index 32	1.000	0.545	06/20/24		37,780	822,438	647,932	174,506
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.820	06/20/24		1,100	9,702	5,101	4,601
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.901	06/20/24		110	545	(249)	794
Republic of Colombia, 10.375%, 01/28/33	1.000	0.916	06/20/24		2,640	11,293	(13,319)	24,612
United Mexican States, 4.150%, 03/28/27	1.000	1.106	06/20/24		320	(1,495)	(4,714)	3,219
iTraxx Europe Series 31	1.000	0.978	06/20/29	EUR	3,950	10,847	8,065	2,782

TOTAL						$1,893,274	$781,176	$1,112,098

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2019, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar Futures	$97.750	06/15/2020	53	$132,500	$6,625	$27,435	$(20,810)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	$2.480	08/06/2019	5,100,000	$5,100,000	$380	$46,155	$(45,775)
3M IRS	JPMorgan Securities, Inc.	2.980	08/06/2019	5,100,000	5,100,000	1	2,040	(2,039)

Total Over-the-Counter Interest Rate Swaptions				10,200,000	$10,200,000	$381	$48,195	$(47,814)

Total purchased option contracts				10,200,053	$10,332,500	$7,006	$75,630	$(68,624)

Written option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	2.730	08/06/2019	(10,200,000)	(10,200,000)	(40)	(20,400)	20,360

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
3M IRS	— 3 Months Interest Rate Swaptions
CDX.NA.IG Index 31	— CDX North America Investment Grade Index 31
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – 1.8%
Building Materials – 0.2%
CPG International, Inc. (6M LIBOR + 3.750%)
$2,736,005	5.933%	05/05/24	$ 2,688,125

Chemicals – 0.3%
Momentive Performance Materials, Inc. (3M LIBOR + 3.250%)
2,340,000	5.590	04/16/24	2,316,600
Starfruit Finco B.V.(1M LIBOR + 3.250%)
1,745,625	5.669	10/01/25	1,715,810

			4,032,410

Health Care - Services – 0.2%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,977,046	5.080	06/07/23	1,887,367
Sotera Health Holdings LLC (1M LIBOR + 3.000%)
1,989,822	5.402	05/15/22	1,959,975

			3,847,342

Media - Broadcasting & Radio – 0.1%
Getty Images, Inc. (1M LIBOR + 4.500%)
945,250	6.938	02/19/26	938,945

Media - Cable – 0.1%
CSC Holdings LLC (1M LIBOR + 2.250%)
1,994,911	4.644	07/17/25	1,960,618

Real Estate Investment Trust – 0.1%
Brookfield Property REIT, Inc. (1M LIBOR + 2.250%)
2,050,000	4.652	08/28/23	1,987,229

Services Cyclical - Business Services – 0.2%
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 5.000%)
3,650,000	7.541	05/29/26	3,425,853

Services Cyclical - Consumer Services – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
2,988,874	5.402	08/04/22	2,980,326

Technology - Software/Services – 0.4%
Infor (US), Inc. (3M LIBOR + 2.750%)
2,023,229	5.080	02/01/22	2,016,734
The Ultimate Software Group, Inc. (3M LIBOR + 3.750%)
925,000	6.080	05/04/26	926,156
Vertafore, Inc. (1M LIBOR + 3.250%)
3,930,250	5.652	07/02/25	3,771,390

			6,714,280

TOTAL BANK LOANS (Cost $28,853,262)			$ 28,575,128

Corporate Obligations – 21.5%
Advertising(c)(d) – 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$665,000	5.000%	08/15/27	$ 680,794

Aerospace & Defense(d) – 0.1%
Bombardier, Inc.(c)
450,000	7.500	12/01/24	461,813
TransDigm, Inc.
1,150,000	6.500	05/15/25	1,162,937

			1,624,750

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive(c)(d) – 0.1%
Adient US LLC
$1,450,000	7.000%	05/15/26	$ 1,488,063

Banks – 1.9%
Banco do Brasil SA(b)(d) (10 Year CMT + 6.362%)
630,000	9.000	06/29/49	690,637
Bank of America Corp. (b)(d) (3M USD LIBOR + 0.930%)
6,100,000	2.816	07/21/23	6,157,218
BNP Paribas SA(c)
5,700,000	3.375	01/09/25	5,794,107
Citigroup, Inc.(d)
6,250,000	3.200	10/21/26	6,375,625
ING Groep NV(c)
4,000,000	4.625	01/06/26	4,354,080
QNB Finance Ltd.
230,000	3.500	03/28/24	234,241
Royal Bank of Scotland Group PLC(b)(d) (3M USD LIBOR + 1.762%)
1,975,000	4.269	03/22/25	2,041,498
UBS Group Funding Switzerland AG(c)
5,050,000	4.125	09/24/25	5,400,672

			31,048,078

Beverages(d) – 0.8%
Constellation Brands, Inc.
2,325,000	4.400	11/15/25	2,543,271
Keurig Dr Pepper, Inc.
5,650,000	4.057	05/25/23	5,931,483
3,475,000	4.417	05/25/25	3,729,161

			12,203,915

Chemicals – 1.0%
CNAC HK Finbridge Co. Ltd.
2,560,000	3.125	06/19/22	2,552,590
1,020,000	4.625	03/14/23	1,066,686
370,000	3.375	06/19/24	369,835
PQ Corp.(c)(d)
2,705,000	6.750	11/15/22	2,789,531
Sasol Financing International Ltd.
4,008,000	4.500	11/14/22	4,128,240
SASOL Financing USA LLC(d)
2,580,000	5.875	03/27/24	2,783,981
Starfruit Finco B.V./Starfruit US Holdco LLC(c)(d)
2,300,000	8.000	10/01/26	2,363,250

			16,054,113

Commercial Services(c)(d) – 0.5%
Allied Universal Holdco LLC
1,500,000	6.625	07/15/26	1,524,375
1,485,000	9.750	07/15/27	1,485,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(c)(d) – (continued)
Herc Holdings, Inc.
$2,330,000	5.500%		07/15/27	$ 2,341,650
The Hertz Corp.
1,750,000	7.625		06/01/22	1,817,812

				7,168,837

Computers(d) – 0.6%
Dell International LLC/EMC Corp.(c)
5,625,000	6.020		06/15/26	6,191,943
Hewlett Packard Enterprise Co.
3,725,000	4.900		10/15/25	4,085,692

				10,277,635

Diversified Financial Services – 0.5%
Huarong Finance 2019 Co. Ltd.
960,000	3.750		05/29/24	966,300
Huarong Finance II Co. Ltd.
2,090,000	5.500		01/16/25	2,283,325
450,000	4.625		06/03/26	466,594
Navient Corp.
2,050,000	8.000		03/25/20	2,121,750
2,100,000	5.875		03/25/21	2,181,375

				8,019,344

Electrical(c)(d) – 0.1%
Talen Energy Supply LLC
1,125,000	6.625		01/15/28	1,119,375

Engineering & Construction(d) – 0.3%
Mexico City Airport Trust
200,000	4.250		10/31/26	199,900
320,000	4.250	(c)	10/31/26	319,840
310,000	3.875	(c)	04/30/28	299,326
468,000	5.500		10/31/46	465,075
690,000	5.500	(c)	10/31/46	685,688
2,985,000	5.500		07/31/47	2,969,142
520,000	5.500	(c)	07/31/47	517,238

				5,456,209

Entertainment(d) – 0.1%
Cedar Fair LP(c)
750,000	5.250		07/15/29	765,000
Scientific Games International, Inc.
1,473,000	10.000		12/01/22	1,546,650

				2,311,650

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(c)(d) – 0.2%
GFL Environmental, Inc.
$1,550,000	8.500%	05/01/27	$ 1,666,250
Stericycle, Inc.
1,000,000	5.375	07/15/24	1,043,280

			2,709,530

Food & Drug Retailing(c)(d) – 0.1%
Post Holdings, Inc.
775,000	5.500	12/15/29	776,938

Healthcare Providers & Services – 1.7%
Acadia Healthcare Co., Inc.(d)
100,000	6.125	03/15/21	100,000
800,000	5.125	07/01/22	807,000
Becton Dickinson & Co.(d)
16,825,000	2.894	06/06/22	17,045,576
3,475,000	3.363	06/06/24	3,582,655
Catalent Pharma Solutions, Inc.(c)(d)
305,000	5.000	07/15/27	310,338
CHS/Community Health Systems, Inc.(c)(d)
1,935,000	8.000	03/15/26	1,860,019
Envision Healthcare Corp.(c)(d)
1,175,000	8.750	10/15/26	819,562
Polaris Intermediate Corp.(c)(d)(e) (PIK 9.250%, Cash 8.500%)
550,000	8.500	12/01/22	485,375
Tenet Healthcare Corp.
1,950,000	6.000	10/01/20	2,008,500

			27,019,025

Insurance(d) – 0.3%
Arch Capital Finance LLC
2,253,000	4.011	12/15/26	2,419,925
HUB International Ltd.(c)
2,160,000	7.000	05/01/26	2,189,700

			4,609,625

Internet – 0.2%
Netflix, Inc.
3,350,000	5.500	02/15/22	3,530,063

Iron/Steel – 0.0%
ABJA Investment Co. Pte Ltd.
560,000	5.950	07/31/24	583,975

Media – 1.1%
Altice Financing SA(c)(d)
2,535,000	6.625	02/15/23	2,598,375
Altice Luxembourg SA(c)(d)
1,450,000	10.500	05/15/27	1,486,250
Charter Communications Operating LLC/Charter Communications Operating Capital(d)
5,950,000	4.464	07/23/22	6,246,905
3,325,000	4.908	07/23/25	3,608,323

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp.
	$1,200,000	7.875%	09/01/19	$ 1,207,500
Nexstar Escrow, Inc.(c)(d)
	1,350,000	5.625	07/15/27	1,380,375
Sirius XM Radio, Inc.(c)(d)
	1,310,000	4.625	07/15/24	1,339,475

				17,867,203

Mining – 0.5%
First Quantum Minerals Ltd.(c)(d)
	4,350,000	7.250	04/01/23	4,230,375
Freeport-McMoRan, Inc.(d)
	2,610,000	3.550	03/01/22	2,613,262
Vedanta Resources Finance II PLC(c)
	840,000	8.000	04/23/23	849,450

				7,693,087

Oil Field Services – 2.3%
Antero Resources Corp.(d)
	4,400,000	5.375	11/01/21	4,345,000
Gazprom OAO Via Gaz Capital SA(c)
	4,280,000	5.150	02/11/26	4,562,212
Gulfport Energy Corp.(d)
	2,800,000	6.000	10/15/24	2,156,000
Petroleos de Venezuela SA(f)
	146,890,000	6.000	10/28/22	17,626,800
Petroleos Mexicanos
EUR	2,880,000	5.125	03/15/23	3,444,731
Reliance Industries Ltd.(c)
	$2,310,000	3.667	11/30/27	2,329,491
Whiting Petroleum Corp.
	2,950,000	1.250	04/01/20	2,854,125

				37,318,359

Packaging(d) – 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
	5,087,816	5.750	10/15/20	5,100,535
Sealed Air Corp.(c)
	2,450,000	6.500	12/01/20	2,541,875

				7,642,410

Pharmaceuticals(d) – 1.0%
Bausch Health Cos., Inc.(c)
	3,150,000	6.500	03/15/22	3,264,188
CVS Health Corp.
	11,775,000	4.000	12/05/23	12,330,662

				15,594,850

Pipelines(d) – 2.6%
Buckeye Partners LP
	180,000	4.125	12/01/27	158,387
Energy Transfer Operating LP
	6,075,000	3.600	02/01/23	6,203,912
EQM Midstream Partners LP
	9,775,000	4.750	07/15/23	10,134,133

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(d) – (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
	$2,400,000	6.750%		08/01/22	$ 2,430,000
Plains All American Pipeline LP/PAA Finance Corp.
	4,925,000	3.600		11/01/24	5,018,772
Sabine Pass Liquefaction LLC
	5,100,000	5.625		04/15/23	5,546,913
	5,550,000	5.625		03/01/25	6,216,000
The Williams Cos., Inc.
	5,975,000	3.600		03/15/22	6,128,797

					41,836,914

Real Estate Investment Trust – 0.7%
China Evergrande Group(d)
	750,000	8.250		03/23/22	724,688
	520,000	8.750		06/28/25	460,850
Corporacion Geo SA(g)
	557,340	8.000		04/13/21	—
iStar, Inc.(d)
	2,850,000	4.625		09/15/20	2,874,937
Kaisa Group Holdings Ltd.(d)
	1,030,000	9.375		06/30/24	937,944
SBA Communications Corp.(d)
	3,800,000	4.000		10/01/22	3,847,500
Starwood Property Trust, Inc.(d)
	1,550,000	5.000		12/15/21	1,592,625

					10,438,544

Retailing(c)(d) – 0.1%
eG Global Finance PLC
	1,413,000	6.750		02/07/25	1,402,403

Semiconductors – 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.(d)
	3,625,000	3.000		01/15/22	3,638,159
	2,775,000	3.875		01/15/27	2,719,667
Broadcom, Inc.(c)
	3,800,000	3.125		04/15/21	3,823,408
	10,775,000	3.625	(d)	10/15/24	10,827,366
	9,100,000	4.250	(d)	04/15/26	9,209,109
NXP B.V./NXP Funding LLC(c)
	3,325,000	4.125		06/01/21	3,400,178
NXP B.V./NXP Funding LLC(c)(d)
	1,975,000	4.875		03/01/24	2,117,654

					35,735,541

Software(d) – 0.5%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.(c)
	3,347,000	5.750		03/01/25	3,397,205
Fidelity National Information Services, Inc.
EUR	1,600,000	0.750		05/21/23	1,856,020
	2,100,000	1.500		05/21/27	2,491,880

					7,745,105

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 1.2%
CenturyLink, Inc.
	$1,680,000	5.800%	03/15/22	$ 1,755,600
Digicel Group One Ltd.(c)(d)
	2,172,000	8.250	12/30/22	1,176,613
Digicel Group Two Ltd.(c)(d)
	3,956,000	8.250	09/30/22	846,831
Digicel Ltd.(d)
	7,300,000	6.000 (c)	04/15/21	5,456,750
	1,884,000	6.000	04/15/21	1,408,290
Intelsat Jackson Holdings SA(c)(d)
	2,900,000	8.000	02/15/24	3,023,250
Sprint Communications, Inc.
	2,350,000	6.000	11/15/22	2,449,875
Telecom Italia Capital SA
	1,240,000	7.721	06/04/38	1,384,150
Wind Tre SpA(c)(d)
	945,000	5.000	01/20/26	917,832

				18,419,191

Water Utilities(b)(d) – 0.3%
Thames Water Utilities Finance PLC (3M GBP LIBOR + 7.970%)
GBP	3,975,000	5.750	09/13/30	5,524,281

TOTAL CORPORATE OBLIGATIONS (Cost $371,987,090)				$ 343,899,807

Mortgage-Backed Obligations – 27.4%
Collateralized Mortgage Obligations – 10.5%
Interest Only(h) – 2.4%
FHLMC REMIC Series 3753, Class SK(b) (-1x1M LIBOR + 6.050%)
	$7,964,967	3.610%	11/15/38	$ 395,916
FHLMC REMIC Series 3852, Class SW(b) (-1x1M LIBOR + 6.000%)
	3,664,447	3.560	05/15/41	565,792
FHLMC REMIC Series 4468, Class SY(b) (-1x1M LIBOR + 6.100%)
	10,824,583	3.660	05/15/45	1,771,888
FHLMC STRIPS Series 304, Class C45
	20,719,034	3.000	12/15/27	1,496,954
FNMA REMIC Series 2011-100, Class S(b) (-1x1M LIBOR + 6.450%)
	9,118,123	4.020	10/25/41	1,479,748
FNMA REMIC Series 2012-88, Class SB(b) (-1x1M LIBOR + 6.670%)
	7,923,224	4.240	07/25/42	1,334,136
GNMA REMIC Series 2010-35, Class DS(b) (-1x1M LIBOR + 5.680%)
	8,451,372	3.239	03/20/40	1,311,691
GNMA REMIC Series 2010-85, Class SN(b)(d) (-1x1M LIBOR + 5.940%)
	10,268,776	3.499	07/20/40	1,737,339
GNMA REMIC Series 2013-103, Class DS(b) (-1x1M LIBOR + 6.150%)
	10,365,734	3.709	07/20/43	1,834,186

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2013-117, Class PS(b) (-1x1M LIBOR + 6.150%)
$14,368,295	3.709%	04/20/43	$ 2,042,032
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M LIBOR + 6.100%)
89,792	3.659	09/20/43	15,783
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M LIBOR + 6.100%)
258,596	3.659	06/20/43	43,945
GNMA REMIC Series 2014-11, Class NI
7,319,539	4.500	12/16/42	812,301
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M LIBOR + 6.100%)
17,815,081	3.659	10/20/43	2,324,752
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M LIBOR + 5.600%)
8,291,211	3.159	09/20/44	1,268,347
GNMA REMIC Series 2014-180, Class PI
9,538,986	4.000	08/20/44	1,436,920
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M LIBOR + 6.200%)
10,822,195	3.759	08/20/45	1,736,264
GNMA REMIC Series 2015-126, Class LS(b)(d) (-1x1M LIBOR + 6.200%)
7,046,830	3.759	09/20/45	1,130,562
GNMA REMIC Series 2015-129, Class IC
3,550,930	4.500	09/16/45	663,071
GNMA REMIC Series 2015-133, Class SA(b) (-1x1M LIBOR + 5.700%)
4,049,673	3.259	09/20/45	587,863
GNMA REMIC Series 2015-133, Class SB(b) (-1x1M LIBOR + 5.700%)
5,656,515	3.259	09/20/45	780,730
GNMA REMIC Series 2015-144, Class QS(b)(d) (-1x1M LIBOR + 5.700%)
11,694,015	3.259	10/20/45	1,732,774
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M LIBOR + 6.200%)
20,124,182	3.759	11/20/45	3,533,839
GNMA REMIC Series 2015-95, Class GI
32,531,388	4.500	07/16/45	6,891,983
GNMA REMIC Series 2016-6, Class S(b) (-1x1M LIBOR + 5.650%)
14,773,711	3.209	01/20/46	2,279,804

			39,208,620

Regular Floater(b) – 0.3%
FHLMC REMIC Series 3231, Class FB (1M LIBOR + 0.350%)
365,224	2.790	10/15/36	363,894
FHLMC REMIC Series 3314, Class FC (1M LIBOR + 0.400%)
222,741	2.840	12/15/36	222,359
FHLMC REMIC Series 3371, Class FA (1M LIBOR + 0.600%)
324,793	3.040	09/15/37	327,395
FHLMC REMIC Series 3545, Class FA (1M LIBOR + 0.850%)
206,275	3.290	06/15/39	208,288
FHLMC REMIC Series 3827, Class KF (1M LIBOR + 0.370%)
561,888	2.810	03/15/41	560,991
FNMA REMIC Series 2006-45, Class TF (1M LIBOR + 0.400%)
689,845	2.830	06/25/36	689,298
FNMA REMIC Series 2006-76, Class QF (1M LIBOR + 0.400%)
746,972	2.830	08/25/36	746,385
FNMA REMIC Series 2006-79, Class PF (1M LIBOR + 0.400%)
772,759	2.830	08/25/36	771,502
FNMA REMIC Series 2007-33, Class HF (1M LIBOR + 0.350%)
965,961	2.780	04/25/37	962,391
FNMA REMIC Series 2007-75, Class VF (1M LIBOR + 0.450%)
273,690	2.880	08/25/37	274,006
FNMA REMIC Series 2009-84, Class WF (1M LIBOR + 1.100%)
102,689	3.530	10/25/39	104,219

			5,230,728

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.5%
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
	$34,394	5.500%	05/25/22	$ 34,269
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
	1,636,307	6.000	02/25/36	1,175,529
Countrywide Home Mortgage Pass-Through Trust Series 2007-1, Class A4
	809,958	6.000	03/25/37	685,225
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
	115,566	5.000	08/25/35	114,304
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
	422,587	5.500	02/25/36	382,749
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
	687,733	6.000	06/25/36	624,234
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
	1,379,213	6.500	07/25/36	1,316,174
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
	1,105,918	6.000	08/25/36	993,298
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
	3,241,043	6.000	10/25/37	2,707,664

				8,033,446

Sequential Floating Rate(b) – 7.3%
American Home Mortgage Investment Trust Series 2007-2, Class 11A1 (1M USD LIBOR + 0.230%)
	3,416,240	2.890	03/25/47	2,089,698
Banc of America Funding Trust Series 2006-H, Class 6A1 (1M USD LIBOR + 0.190%)
	15,402,107	2.631	10/20/36	13,267,062
Banc of America Funding Trust Series 2007-2, Class 2A1
	46,375	4.545	03/25/37	46,129
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(c) (1M USD LIBOR + 2.400%)
	3,180,000	4.830	04/25/31	3,203,585
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(c) (1M USD LIBOR + 2.300%)
	4,205,000	4.730	08/25/31	4,246,015
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
	532,410	2.930	07/25/35	433,901
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
	693,511	3.230	12/25/35	625,872
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5 (1M USD LIBOR + 0.500%)
	566,528	2.930	05/25/35	502,808
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B (1M USD LIBOR + 0.170%)
	846,872	2.600	11/25/36	899,821
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
	3,464,807	2.930	08/25/37	2,853,014
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(c) (3M EURIBOR + 2.750%)
EUR	3,446,647	2.750	04/20/20	3,919,410
FHLMC Structured Agency Credit Risk Debt Notes Trust Series 2016-DNA3, Class M3 (1M USD LIBOR + 5.000%)
	$350,000	7.430	12/25/28	386,852
FHLMC Structured Agency Credit Risk Debt Notes Trust Series 2019-DNA1, Class M2(c) (1M USD LIBOR + 2.650%)
	1,030,000	5.080	01/25/49	1,049,175

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FNMA Connecticut Avenue Securities Series 2018-C01, Class 1M2 (1M USD LIBOR + 2.250%)
	$1,352,000	4.680%	07/25/30	$ 1,362,522
FNMA Connecticut Avenue Securities Series 2018-C03, Class 1M2 (1M USD LIBOR + 2.150%)
	690,000	4.580	10/25/30	694,739
FNMA Connecticut Avenue Securities Series 2018-C06, Class 1M2 (1M USD LIBOR + 2.000%)
	1,541,000	4.430	03/25/31	1,541,262
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1 (1M USD LIBOR + 0.260%)
	3,325,704	2.950	06/25/35	3,199,975
Lehman XS Trust Series 2007-5H, Class 3A4
	4,137,678	3.327	05/25/37	3,699,088
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	8,565,985	1.720	11/15/49	10,859,351
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1(12M MTA + 0.800%)
	$5,826,672	3.282	12/25/46	8,511,476
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
	2,294,676	3.332	12/25/46	3,399,820
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1 (1M LIBOR + 0.200%)
	1,152,847	2.630	05/25/47	1,213,927
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A (1M USD LIBOR + 0.240%)
	1,478,888	2.670	12/25/36	1,424,429
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
	2,813,373	5.076	12/25/35	2,622,123
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
	3,283,808	3.481	01/25/46	2,973,912
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1 (1M USD LIBOR + 0.270%)
	1,917,891	2.970	02/25/46	1,402,667
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1(12M MTA + 0.800%)
	3,562,876	3.281	09/25/46	3,422,890
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.205%)
	165,851	2.635	09/25/46	159,277
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
	1,389,144	4.685	11/25/35	1,338,304
Ripon Mortgages PLC Series 1X, Class A1 (3M GBP LIBOR + 0.800%)
GBP	2,281,241	1.659	08/20/56	2,892,344
Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	23,274,392	1.659	08/20/56	29,524,815
Silverstone Master Issuer PLC Series 2019-1A, Class 1A(c)(d) (3M USD LIBOR + 0.570%)
	$2,920,000	3.148	01/21/70	2,928,296

				116,694,559

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 169,167,353

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 2.5%
Sequential Fixed Rate – 0.7%
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
$2,500,000	4.697%	04/15/45	$ 2,616,251
CSMC Trust Series 2014-USA, Class E(c)
9,050,000	4.373	09/15/37	8,498,484

			11,114,735

Sequential Floating Rate(b)(c) – 1.8%
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class E
12,450,000	3.786	04/10/28	12,548,420
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M LIBOR + 0.830%)
15,890,579	3.224	06/15/35	15,910,484

			28,458,904

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 39,573,639

Federal Agencies – 14.4%
FHLMC – 0.1%
$15,136	5.000%	01/01/33	$ 16,108
1,602	5.000	03/01/33	1,733
8,513	5.000	04/01/33	9,211
1,263	5.000	05/01/33	1,367
4,258	5.000	06/01/33	4,607
28,067	5.000	07/01/33	30,366
39,713	5.000	08/01/33	42,986
5,030	5.000	09/01/33	5,447
8,260	5.000	10/01/33	8,936
17,001	5.000	11/01/33	18,394
9,933	5.000	12/01/33	10,747
9,086	5.000	01/01/34	9,831
29,489	5.000	02/01/34	31,905
12,445	5.000	03/01/34	13,467
20,627	5.000	04/01/34	22,320
31,915	5.000	05/01/34	34,530
414,265	5.000	06/01/34	448,214
7,177	5.000	11/01/34	7,767
115,139	5.000	04/01/35	124,573
5,552	5.000	11/01/35	6,007

			848,516

FNMA – 13.1%
817	5.500	07/01/19	817
1,648	5.500	08/01/19	1,645
3,423	5.500	09/01/19	3,425
1,460	5.500	10/01/19	1,458
2,763	5.500	11/01/19	2,766
5,185	5.500	12/01/19	5,193
455	5.500	01/01/20	456
20	5.500	06/01/20	20
35,739	5.500	07/01/20	35,761
45,001	5.500	05/01/25	45,719
41,459	4.500	08/01/37	44,467
9,870	4.500	04/01/39	10,598
15,028	4.000	08/01/39	15,861
8,282	4.000	09/01/39	8,740
40,535	4.500	10/01/39	43,625
6,315	4.500	05/01/41	6,818
24,709	4.500	06/01/41	26,515

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$35,671	4.500%	08/01/41		$ 38,052
8,073	4.500	10/01/41		8,709
3,726	4.500	11/01/42		3,925
37,019	4.500	12/01/43		39,875
104,000,000	3.000	TBA-30yr	(i)	104,861,047
21,000,000	3.500	TBA-30yr	(i)	21,467,972
40,000,000	4.000	TBA-30yr	(i)	41,338,104
40,000,000	4.500	TBA-30yr	(i)	41,796,432

				209,808,000

GNMA(i) – 1.2%
7,000,000	3.500	TBA-30yr		7,224,253
12,000,000	4.000	TBA-30yr		12,440,064

				19,664,317

TOTAL FEDERAL AGENCIES				$ 230,320,833

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $420,445,444)				$ 439,061,825

Asset-Backed Securities(b) – 26.3%
Collateralized Loan Obligations(c) – 7.3%
ACIS CLO Ltd. Series 2014-4A, Class A (3M USD LIBOR + 1.420%)
$50,800,000	4.156%	05/01/26		$ 50,877,572
Crown Point CLO III Ltd. Series 2015-3A, Class A1AR (3M USD LIBOR + 0.910%)
31,350,000	3.697	12/31/27		31,347,084
Mill City Mortgage Loan Trust Series 2017-2, Class A3 (1M USD LIBOR + 0.000%)
1,574,849	2.871	07/25/59		1,583,142
OCP CLO Ltd. Series 2014-5A, Class A2R (3M USD LIBOR + 1.400%)
2,950,000	4.165	04/26/31		2,875,433
OCP CLO Ltd. Series 2014-5A, Class BR (3M USD LIBOR + 1.800%)
2,200,000	4.565	04/26/31		2,109,224
OCP CLO Ltd. Series 2015-10A, Class A1R (3M USD LIBOR + 0.820%)
27,800,000	3.585	10/26/27		27,721,020
OCP CLO Ltd. Series 2015-8A, Class A2AR (3M USD LIBOR + 1.450%)
850,000	4.223	04/17/27		849,030

				117,362,505

Home Equity – 1.5%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASAP1, Class A2C(1M USD LIBOR + 0.260%)
8,518,120	2.690	03/25/37		5,281,857
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE2, Class A2D (1M USD LIBOR + 0.270%)
16,097,612	2.700	05/25/36		15,187,874
Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
178,654	3.146	03/25/37		175,315
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.170%)
816,864	2.600	11/25/36		310,201

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Home Equity – (continued)
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.215%)
$3,858,109	2.645%	03/25/37	$ 3,191,930

			24,147,177

Other(c) – 1.4%
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
3,947,000	3.620	06/15/36	3,949,683
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
4,997,735	3.280	06/25/35	4,982,686
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A (1M USD LIBOR + 1.130%)
13,225,000	3.563	11/15/37	13,258,055

			22,190,424

Student Loan – 16.1%
Academic Loan Funding Trust Series 2012-1A, Class A2(c) (1M USD LIBOR + 1.100%)
38,404,800	3.530	12/27/44	38,861,898
Access Group, Inc. Series 2015-1, Class A(c) (1M USD LIBOR + 0.700%)
21,429,217	3.130	07/25/56	21,134,002
Bank of America Student Loan Trust Series 2010-1A, Class A(c) (3M USD LIBOR + 0.800%)
69,227	3.751	02/25/43	69,428
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(c) (1M USD LIBOR + 1.350%)
40,450,000	3.780	03/25/36	40,688,093
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(c) (1M USD LIBOR + 1.000%)
23,486,487	3.430	04/25/33	23,434,934
Nelnet Student Loan Trust Series 2006-2, Class A7(c) (3M Euribor + 0.580%)
23,300,000	3.351	01/26/37	22,590,130
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.950%)
196,647	3.613	07/01/24	196,650
Scholar Funding Trust Series 2010-A, Class A(c) (3M USD LIBOR + 0.750%)
21,413,601	3.515	10/28/41	21,012,409
SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
6,108,341	2.731	06/15/29	6,062,484
SLM Student Loan Trust Series 2003-7A, Class A5A(c) (3M USD LIBOR + 1.200%)
26,263,600	3.811	12/15/33	26,157,558
SLM Student Loan Trust Series 2006-10, Class A5A (3M USD LIBOR + 0.100%)
100,614	2.871	04/25/27	100,526
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
12,066,048	3.521	04/25/23	11,987,860
SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
13,045,727	3.771	10/25/21	12,999,090
SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
18,081,355	3.871	07/25/23	18,114,223
SLM Student Loan Trust Series 2008-8, Class A4 (3M USD LIBOR + 1.500%)
7,386,465	4.271	04/25/23	7,458,665

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
South Texas Higher Education Authority, Inc. Series 2013-1, Class A1 (1M USD LIBOR + 0.600%)
	$6,631,197	3.086%	12/03/29	$ 6,617,139
Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
	975,681	2.901	01/26/26	975,491

				258,460,580

TOTAL ASSET-BACKED SECURITIES (Cost $415,299,260)				$ 422,160,686

Foreign Debt Obligations – 6.0%
Sovereign – 6.0%
Dominican Republic
DOP	30,000,000	18.500%	02/04/28	$ 810,159
Japanese Government CPI Linked Bond
JPY	4,969,545,672	0.100	03/10/26	47,867,859
Republic of Argentina
EUR	5,090,000	3.375	01/15/23	4,528,985
	16,660,000	5.250	01/15/28	13,787,745
	460,000	3.380 (k)	12/31/38	297,984
(Argentina Blended Historical Policy Rate + 0.000%)
ARS	76,600,000	68.466 (b)	06/21/20	1,758,184
Republic of Indonesia
	$5,310,000	4.450	02/11/24	5,635,237
Republic of Nigeria
	1,700,000	6.500	11/28/27	1,702,125
	950,000	8.747	01/21/31	1,056,875
	1,120,000	9.248	01/21/49	1,268,260
Republic of South Africa
ZAR	73,460,000	8.250	03/31/32	4,854,317
	101,925,000	6.250	03/31/36	5,316,700
United Mexican States
MXN	163,154,600	5.750	03/05/26	7,745,903

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $105,175,561)				$ 96,630,333

Municipal Debt Obligations – 1.4%
Illinois – 0.6%
Illinois State GO Bonds Build America Series 2010(d)
	$4,470,000	7.350%	07/01/35	$ 5,271,158
Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100	06/01/33	4,507,182

				9,778,340

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Minnesota(b)(d) – 0.2%
Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1 (3M USD LIBOR + 0.100%)
$3,777,202	2.680%	04/28/30	$ 3,764,022

Puerto Rico(d) – 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2018 A-1
608,000	4.500	07/01/34	627,335
306,000	4.550	07/01/40	306,000
2,256,000	4.750	07/01/53	2,192,967
5,707,000	5.000	07/01/58	5,707,000

			8,833,302

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $21,468,191)			$ 22,375,664

U.S. Treasury Obligations – 5.6%
United States Treasury Bonds(l)
$10,000	2.750%	11/15/47	$ 10,422
2,880,000	3.000	02/15/48	3,150,000
United States Treasury Inflation Indexed Notes(l)
42,824,500	0.375	07/15/27	43,245,177
1,811,809	0.750	07/15/28	1,888,958
United States Treasury Notes
600,000	2.625	08/31/20	604,875
38,900,000	1.625	10/31/23	38,690,305
1,470,000	2.750 (l)	02/28/25	1,543,615

TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,785,277)			$ 89,133,352

Units		Expiration Date	Value

Warrant(f) – 0.0%
True Religion Warrant
2,355		10/27/22	$ —
True Religion Warrant 2
8,897		10/27/22	—

TOTAL WARRANT (Cost $—)			$ —

Shares	Dividend Rate		Value

Investment Company(m) – 14.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
231,527,357	2.308%		$ 231,527,357
(Cost $231,527,357)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,680,541,442)			$1,673,364,152

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 4.1%
Certificate of Deposit – 0.8%
Bayerische Landesbank NY
$12,400,000	2.580%	07/05/19	$ 12,400,332

Commercial Paper(j) – 3.3%
Bell Canada, Inc.(c)
5,000,000	0.000	07/19/19	4,992,338
Duke Energy Corp.(c)
4,000,000	0.000	08/16/19	3,985,997
10,000,000	0.000	08/19/19	9,962,777
Entergy Corp.(c)
4,653,000	0.000	08/08/19	4,638,533
Marriott International, Inc.(c)
10,250,000	0.000	07/17/19	10,236,340
Spire, Inc.(c)
1,650,000	0.000	07/02/19	1,649,541
VW Credit, Inc.(c)
10,000,000	0.000	10/07/19	9,926,915
Walgreens Boots Alliance, Inc.
7,700,000	0.000	07/16/19	7,690,283

			53,082,724

TOTAL SHORT-TERM INVESTMENTS (Cost $65,479,727)			$ 65,483,056

TOTAL INVESTMENTS – 108.5% (Cost $1,746,021,169)			$1,738,847,208

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.5)%			(136,008,848)

NET ASSETS – 100.0%			$1,602,838,360

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Pay-in-kind securities.

(f)	Security is currently in default and/or non-income producing.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $229,127,872 which represents approximately 14.3% of the Fund’s net assets as of June 30, 2019.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2019.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit

NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offer Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	152,771,582	USD	3,264,287	07/10/19	$274,060
	ARS	434,077,532	USD	9,196,558	07/12/19	824,786
	ARS	39,194,394	USD	798,663	07/31/19	80,740
	AUD	90,744,670	USD	63,230,981	09/18/19	628,939
	BRL	137,442,309	USD	35,414,438	07/02/19	371,773
	BRL	83,550,951	USD	21,653,683	08/02/19	38,566
	CAD	8,510,256	USD	6,383,790	07/05/19	115,636
	CAD	110,812,185	USD	83,759,958	09/18/19	981,513
	CLP	13,130,992,392	USD	19,035,542	07/05/19	343,545
	CLP	10,273,989,091	USD	14,798,530	07/23/19	368,668
	CNH	199,730,158	USD	28,891,784	09/18/19	164,017
	CZK	406,177,988	EUR	15,754,080	09/18/19	158,349
	EUR	3,822,320	GBP	3,409,204	09/18/19	28,779
	EUR	16,472,610	NOK	160,031,969	09/18/19	47,650
	EUR	19,306,035	USD	21,736,445	07/10/19	235,209
	EUR	11,431,501	USD	12,969,824	09/18/19	110,774
	GBP	1,604,549	SEK	18,827,498	09/18/19	5,971
	GBP	1,299,000	USD	1,649,381	07/08/19	967
	GBP	9,768,572	USD	12,400,497	09/18/19	49,303
	IDR	169,704,148,528	USD	11,852,838	08/13/19	96,476
	INR	1,437,495,094	USD	20,612,613	07/15/19	192,882
	INR	629,886,877	USD	9,000,184	08/13/19	80,327
	JPY	2,132,153,878	USD	19,807,742	09/18/19	83,975
	KRW	11,445,018,983	USD	9,838,098	07/22/19	55,803
	KRW	3,838,320,411	USD	3,259,650	08/05/19	60,362
	MXN	264,527,780	USD	13,340,427	07/17/19	402,482
	MXN	85,097,709	USD	4,373,071	09/18/19	1,903
	MYR	13,656,719	USD	3,246,189	07/24/19	59,224
	NOK	314,171,950	EUR	31,997,549	09/18/19	296,860
	NZD	103,405,391	USD	68,271,832	09/18/19	1,299,737
	PLN	121,904,591	EUR	28,507,093	09/18/19	89,256
	PLN	16,889,887	USD	4,408,853	08/14/19	120,022
	RUB	1,767,274,892	USD	27,047,258	07/30/19	794,627
	SEK	205,126,259	EUR	19,195,316	09/18/19	250,428
	SEK	13,263,254	NOK	12,133,182	09/18/19	10,928
	SEK	14,641,024	USD	1,543,531	09/18/19	42,068
	SGD	20,963,986	USD	15,460,237	09/18/19	52,899
	TRY	54,717,769	USD	9,007,873	09/18/19	49,394
	TWD	569,629,332	USD	18,241,161	08/05/19	183,010
	USD	8,436,469	CHF	8,168,147	09/18/19	8,852
	USD	4,922,326	EUR	4,293,706	09/18/19	9,215
	USD	54,703,420	GBP	41,652,012	07/08/19	1,785,566
	USD	1,680,187	GBP	1,313,352	09/18/19	6,353
	USD	19,308,591	JPY	2,064,121,982	09/18/19	51,571
	USD	9,264,264	MXN	177,683,567	07/17/19	33,139
	USD	7,292,879	SEK	67,183,292	09/18/19	17,039
	ZAR	351,807,086	USD	23,697,584	09/18/19	1,031,887

TOTAL						$11,995,530

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	3,151,006	CHF	2,160,285	09/18/19	$(11,445)
	BRL	40,027,725	USD	10,449,536	07/02/19	(27,411)
	CAD	10,528,000	USD	8,052,993	09/18/19	(1,909)
	COP	23,002,180,096	USD	7,215,080	07/22/19	(69,055)
	EUR	8,278,361	CAD	12,393,997	09/18/19	(5,481)
	EUR	9,743,134	SEK	103,665,483	09/18/19	(78,135)
	GBP	1,717,683	CAD	2,879,353	09/18/19	(12,784)
	GBP	12,797,686	EUR	14,338,277	09/18/19	(96,372)
	GBP	1,733,768	USD	2,205,337	07/08/19	(2,628)
	GBP	4,760,578	USD	6,086,678	09/18/19	(19,440)
	HUF	482,375,470	PLN	6,378,519	09/18/19	(5,243)
	HUF	1,096,180,277	USD	3,880,449	09/18/19	(3,162)
	JPY	260,043,139	USD	2,428,680	09/18/19	(2,634)
	KRW	6,599,178,206	USD	5,717,912	07/22/19	(13,106)
	MXN	450,923,453	USD	23,313,204	09/18/19	(130,697)
	NOK	26,069,417	USD	3,070,018	09/18/19	(7,266)
	RUB	441,770,519	USD	7,007,469	07/30/19	(47,757)
	SGD	2,580,004	USD	1,909,630	09/18/19	(454)
	TRY	38,382,540	USD	6,404,100	09/18/19	(50,755)
	TWD	223,181,807	USD	7,231,536	08/05/19	(12,913)
	USD	1,292,467	ARS	59,013,120	07/12/19	(69,942)
	USD	22,625,725	AUD	32,295,583	09/18/19	(101,708)
	USD	45,547,768	BRL	177,470,035	07/02/19	(660,564)
	USD	6,932,692	CAD	9,242,000	07/05/19	(125,579)
	USD	38,735,221	CAD	50,972,452	09/18/19	(244,974)
	USD	7,185,924	CHF	7,055,895	09/18/19	(94,108)
	USD	18,993,410	CLP	13,130,992,392	07/05/19	(385,677)
	USD	3,038,321	CLP	2,123,959,999	07/23/19	(97,221)
	USD	20,744,203	CNH	143,961,654	09/18/19	(198,660)
	USD	4,052,731	COP	13,213,927,800	07/22/19	(52,404)
	USD	52,888,568	EUR	47,018,386	07/10/19	(621,732)
	USD	82,571,078	EUR	72,578,001	09/18/19	(476,943)
	USD	1,662,039	GBP	1,306,108	09/18/19	(2,562)
	USD	1,142,642	INR	79,880,931	07/15/19	(13,510)
	USD	47,372,814	JPY	5,217,594,334	07/01/19	(1,025,124)
	USD	48,609,585	JPY	5,217,594,334	09/05/19	(23,212)
	USD	14,321,674	JPY	1,539,041,414	09/18/19	(36,660)
	USD	3,002,101	KRW	3,473,340,806	07/22/19	(506)
	USD	6,526,939	KRW	7,716,637,304	08/05/19	(147,680)
	USD	7,479,338	MXN	144,799,686	07/17/19	(43,384)
	USD	5,075,344	MXN	98,790,983	09/18/19	(3,618)
	USD	6,448,046	NOK	55,300,115	09/18/19	(48,861)
	USD	12,027,230	NZD	18,124,857	09/18/19	(167,248)
	USD	4,461,350	PLN	17,091,000	08/14/19	(121,452)
	USD	2,747,142	PLN	10,257,482	09/18/19	(5,087)
	USD	6,964,928	RON	29,106,433	09/18/19	(30,244)
	USD	24,706,685	RUB	1,619,556,395	07/30/19	(808,025)
	USD	7,576,672	SEK	70,980,454	09/18/19	(110,395)
	USD	8,367,714	SGD	11,395,070	09/18/19	(64,521)
	USD	2,613,270	TRY	16,284,142	09/18/19	(82,194)
	USD	14,672,736	TWD	461,650,136	08/05/19	(258,941)
	USD	9,996,236	ZAR	143,043,818	07/01/19	(158,243)
	USD	10,034,387	ZAR	143,043,818	09/05/19	(36,361)
	USD	9,811,351	ZAR	141,178,703	09/18/19	(112,481)

TOTAL						$(7,028,468)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	285	09/16/19	$23,009,212	$(32,773)
Australian 10 Year Government Bonds	187	09/16/19	18,858,870	(49,133)
Italian 10 Year Government Bonds	138	09/06/19	21,074,332	878,535
Ultra 10 Year U.S. Treasury Notes	81	09/19/19	11,188,125	5,812
5 Year U.S. Treasury Notes	617	09/30/19	72,902,406	66,543
10 Year German Euro-Bund	412	09/06/19	80,926,146	795,778
10 Year U.S. Treasury Notes	1,772	09/19/19	226,760,625	1,809,961

Total				$3,474,723

Short position contracts:
Eurodollars	(124)	09/16/19	(30,378,450)	(246,738)
Eurodollars	(457)	12/16/19	(112,067,825)	(1,066,176)
Eurodollars	(132)	03/16/20	(32,435,700)	(208,202)
Eurodollars	(735)	06/15/20	(180,773,250)	(1,236,992)
Eurodollars	(3)	12/14/20	(738,338)	(4,084)
French 10 Year Government Bonds	(558)	09/06/19	(104,610,327)	(1,625,200)
Japan 10 Year Government Bonds	(32)	09/12/19	(45,663,405)	(126,258)
Ultra Long U.S. Treasury Bonds	(72)	09/19/19	(12,784,500)	(14,637)
2 Year U.S. Treasury Notes	(1,563)	09/30/19	(336,325,852)	(432,135)
5 Year German Euro-Bobl	(13)	09/06/19	(1,987,333)	(6,229)
10 Year U.K. Long Gilt	(132)	09/26/19	(21,842,620)	14,546
20 Year U.S. Treasury Bonds	(892)	09/19/19	(138,789,625)	(3,455,701)

Total				$(8,407,806)

TOTAL FUTURES CONTRACTS				$(4,933,083)

SWAP CONTRACTS — At June 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M JYOR(a)	0.500%	03/22/28	JPY	11,051,420	(b)	$2,349,924	$1,750,751	$599,173
6M EURIBOR(a)	0.500(c)	09/18/24	EUR	408,010	(b)	16,793,071	14,333,446	2,459,625
6M EURIBOR(a)	1.000(c)	09/18/29		13,880	(b)	1,276,053	1,057,861	218,192
6M CHFOR(a)	1.050(c)	08/07/28	CHF	78,600	(b)	4,258,579	(1,841,954)	6,100,533
6M EURIBOR(a)	1.200(c)	02/12/29	EUR	97,340	(b)	3,816,519	508,837	3,307,682
6M EURIBOR(a)	1.200(c)	02/21/29		66,450	(b)	2,588,877	431,881	2,156,996
3M NZDOR(d)	1.500(a)	09/18/21	NZD	544,850	(b)	1,345,893	703,834	642,059
3M KWCDC(d)	1.750	06/19/29	KRW	28,376,570		322,154	241,115	81,039
6M AUDOR(a)	1.750	09/18/26	AUD	54,270	(b)	941,080	494,388	446,692
6M GBP(a)	1.750	06/15/49	GBP	3,780	(b)	170,990	173,076	(2,086)
6M GBP(a)	1.750	06/19/29		11,840	(b)	390,490	389,131	1,359
3M LIBOR(c)	1.951	06/15/21	$	239,640	(b)	1,914,316	28,866	1,885,450
6M AUDOR(a)	2.000	09/18/29	AUD	68,220	(b)	1,855,384	1,978,933	(123,549)
3M LIBOR(d)	2.500(a)	05/20/29	$	349,580	(b)	5,098,100	1,500,831	3,597,269
3M LIBOR(d)	2.750(a)	06/15/49		6,920	(b)	179,528	131,550	47,978
6M CDOR(a)	2.750	09/18/24	CAD	253,770	(b)	9,719,320	9,429,955	289,365
3M LIBOR(d)	2.800(a)	02/12/29	$	99,610	(b)	2,895,473	389,893	2,505,580
6M WIBOR(a)	2.985(c)	09/18/29	PLN	127,970	(b)	839,614	201,297	638,317
3M LIBOR(d)	3.000(a)	06/19/29	$	29,820	(b)	1,080,081	309,165	770,916
3M LIBOR(d)	3.000(a)	06/20/39		26,890	(b)	1,120,063	886,330	233,733
1.390%(c)	3M LIBOR	11/30/23		54,600	(b)	175,659	136,135	39,524
1.510(c)	3M LIBOR	04/30/26		71,620	(b)	280,958	745	280,213
1.750(a)	3M LIBOR(d)	09/18/21		268,220	(b)	(202,694)	203,036	(405,730)
2.000(a)	3M LIBOR(d)	09/18/24		190,780	(b)	(2,370,575)	(1,914,131)	(456,444)
3.250(a)	3M LIBOR(d)	09/18/49		3,470	(b)	(813,269)	(769,861)	(43,408)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.800%(c)	3M NIBOR(a)	09/18/29	NOK	179,520	(b)	$103,905	$44,166	$59,739
2.300(c)	3M NIBOR(a)	02/21/29		730,260	(b)	(1,428,606)	(794,478)	(634,128)
3.250(a)	3M NZDOR(d)	06/19/29	NZD	28,880	(b)	(932,483)	(202,692)	(729,791)
0.250(c)	3M STIBOR(d)	09/18/24	SEK	3,465,480	(b)	(2,401,465)	(1,405,527)	(995,938)
0.750(c)	3M STIBOR(d)	09/18/29		106,820	(b)	(209,160)	(119,886)	(89,274)
1M BID Avg(c)	6.848%	01/02/23	BRL	27,850		57,528	—	57,528
3.000(a)	6M AUDOR	06/19/29	AUD	64,430	(b)	(2,176,607)	(1,929,914)	(246,693)
0.900(c)	6M EURIBOR(a)	05/20/29	EUR	352,620	(b)	(6,821,765)	(1,671,763)	(5,150,002)
1.250(c)	6M EURIBOR(a)	12/19/28		5,260		(340,341)	(74,900)	(265,441)
1.500(c)	6M EURIBOR(a)	06/15/49		5,080	(b)	(307,423)	(307,421)	(2)
1.500(c)	6M EURIBOR(a)	06/19/29		107,860	(b)	(5,722,199)	(5,240,838)	(481,361)
1.750(c)	6M EURIBOR(a)	06/20/39		26,060	(b)	(1,643,448)	(1,326,769)	(316,679)
0.726(e)	6M GBP	11/07/19	GBP	455,550	(b)	(37,835)	2,324	(40,159)
1.100(c)	6M GBP	08/01/23		13,670		(363,599)	(116,226)	(247,373)
1.500(a)	6M GBP	09/18/26		26,770	(b)	(1,225,266)	(1,272,955)	47,689
1.500(a)	6M GBP	09/18/29		25,490	(b)	(1,368,782)	(1,442,921)	74,139
1.500(a)	6M GBP	02/12/29		150,940	(b)	(2,913,840)	(708,290)	(2,205,550)
1.900(a)	6M GBP	08/03/28		50,240	(b)	(2,283,713)	(1,160,962)	(1,122,751)
1M BID Avg(e)	7.250	01/02/20	BRL	3		10	1	9
Mexico IB TIIE 28D(f)	8.250	06/06/29	MXN	40,025		103,348	2,997	100,351
3 month JIBAR(d)	8.775	09/18/29	ZAR	730,320	(b)	65,395	(61,146)	126,541
8.360(f)	Mexico IB TIIE 28D	03/18/20	MXN	3,176,050		(165,955)	(856,989)	691,034
7.950(f)	Mexico Interbank TIIE 28 Days	06/16/21		703,425		(292,597)	(8,516)	(284,081)

TOTAL						$25,720,690	$12,102,405	$13,618,285

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2019.
(c)	Payments made annually.
(d)	Payments made quarterly.
(e)	Payments made at the termination date.
(f)	Payments made monthly.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.152%	Barclays Bank PLC	06/20/21	$470	$(7,959)	$1,740	$(9,699)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	Barclays Bank PLC	06/20/21	9,860	(166,979)	16,726	(183,705)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	Citibank NA	06/20/21	2,060	(34,887)	7,908	(42,795)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	Deutsche Bank AG (London)	06/20/21	11,160	(188,994)	16,699	(205,693)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund (a)	Credit Spread at June 30, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased: (continued)
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.152%	JPMorgan Securities, Inc.	06/20/21	$3,640	$(61,643)	$7,464	$(69,107)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.152	UBS AG (London)	06/20/21	5,910	(100,085)	11,757	(111,842)
Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000	0.392	MS & Co. Int. PLC	12/20/23	43,200	1,148,276	949,432	198,844

TOTAL						$587,729	$1,011,726	$(423,997)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at June 30, 2019(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 32	(1.000)%	1.023%	06/20/29		$70,150	$112,946	$161,736	$(48,790)
iTraxx Europe Inex Series 31	(1.000)	0.523	06/20/24	EUR	160,210	(4,391,206)	(5,683,762)	1,292,556
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.392	12/20/23		$49,090	(1,304,835)	(512,664)	(792,171)
Republic of Argentine, 7.500%, 04/22/26	(5.000)	10.105	12/20/22		9,560	1,303,728	375,944	927,784
Protection Sold:
CDX.NA.HY Index 32	5.000	3.248	06/20/24		32,200	2,479,994	2,418,479	61,515
CDX.NA.IG Index 32	1.000	0.545	06/20/24		339,745	7,396,630	6,096,800	1,299,830
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	0.412	09/20/19		6,600	9,730	8,164	1,566
People’s Republic of China, 7.500%, 10/28/27	1.000	0.224	06/20/22		75,980	1,747,231	1,651,548	95,683
Republic of Colombia, 10.375%, 01/28/33	1.000	0.822	12/20/23		16,980	135,104	(292,875)	427,979

TOTAL						$7,489,322	$4,223,370	$3,265,952

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received by the Fund#	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67(a)	1M LIBOR	CS International (London)	01/12/38	$12,390	$150,035	$18,611	$131,424
Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10(a)	1M LIBOR	JPMorgan Securities, Inc.	01/12/41	13,037	(64,126)	36,379	(100,505)

TOTAL					$85,909	$54,990	$30,919

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made monthly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2019, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar Futures		$97.750	06/15/2020	1,067	$2,667,500	133,375	522,471	(389,096)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	$2.480	08/06/2019	66,200,000	$66,200,000	$4,938	$599,110	$(594,172)
3M IRS	JPMorgan Securities, Inc.	$2.980	08/06/2019	66,200,000	66,200,000	7	26,480	(26,473)

Total Over-the-Counter Interest Rate Swaptions				132,400,000	$132,400,000	$4,945	$625,590	$(620,645)

Total purchased option contracts				132,401,067	$135,067,500	$138,320	$1,148,061	$(1,009,741)

Written option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	$2.730	08/06/2019	(132,400,000)	(132,400,000)	(516)	(264,800)	264,284

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
3M IRS	— 3 Month Interest Rate Swaptions
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
CDX.NA.HY Index 32	— CDX North America High Yield Index 32
CS International (London)	— Credit Suisse International (London)
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Securities Sold Short — Securities sold short are those securities which a Fund has sold but which it does not own. When a Fund sells a security it does not own, it must borrow the security that was sold and it generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, a Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default, swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2019:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$202,840,404	$—
Mortgage-Backed Obligations	—	208,610,204	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	6,798,365	15,690,844	—
Asset-Backed Securities	—	47,700,500	—
Foreign Debt Obligations	—	4,228,213	—
Municipal Debt Obligations	—	9,547,970	—
Investment Company	61,412,270	—	—

Total	$68,210,635	$488,618,135	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(1,036,672)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,633,026	$—
Futures Contracts(a)	2,359,197	—	—
Interest Rate Swap Contracts(a)	—	2,590,275	—
Credit Default Swap Contracts(a)	—	397,394	—
Options Purchased	6,500	381	—

Total	$2,365,697	$4,621,076	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(845,081)	$—
Futures Contracts(a)	(494,546)	—	—
Interest Rate Swap Contracts(a)	—	(1,428,427)	—
Credit Default Swap Contracts(a)	—	(203,655)	—
Written option contracts	—	(40)	—

Total	$(494,546)	$(2,477,203)	$—

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$444,551,223	$—
Mortgage-Backed Obligations	—	422,448,453	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	99,658,077	57,376,460	—
Asset-Backed Securities	—	102,996,204	—
Foreign Debt Obligations	—	15,887,980	—
Municipal Debt Obligations	—	21,861,652	—
Investment Company	58,278,483	—	—
Short-term Investments	—	14,563,397	—

Total	$157,936,560	$1,079,685,369	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(5,078,430)	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,421,207	$—
Futures Contracts	1,266,668	—	—
Interest Rate Swap Contracts	—	2,226,540	—
Credit Default Swap Contracts	—	363,980	—

Total	$1,266,668	$4,011,727	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(358,955)	$—
Futures Contracts	(224,073)	—	—
Interest Rate Swap Contracts	—	(1,355,764)	—

Total	$(224,073)	$(1,714,719)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Sovereign Debt Obligations	$165,085,549	$68,792,949	$—
Corporate Obligations	—	205,032,478	—
Asset-Backed Securities	—	66,026,100	—
Mortgage-Backed Obligations	—	167,239,267	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	27,406,516	2,609,586	—
Municipal Debt Obligation	—	2,880,089	—
Investment Company	55,769,087	—	—

Total	$248,261,152	$512,580,469	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(2,073,344)	$—

Total	$—	$(2,073,344)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,707,548	$—
Futures Contracts(a)	1,947,718	—	—
Interest Rate Swap Contracts(a)	—	3,375,292	—
Credit Default Swap Contracts(a)	—	1,117,473	—
Options Purchased	6,625	381	—

Total	$1,954,343	$7,200,694	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(4,758,142)	$—
Futures Contracts(a)	(184,955)	—	—
Interest Rate Swap Contracts(a)	—	(1,925,361)	—
Credit Default Swap Contracts(a)	—	(301,624)	—
Written option contracts	—	(40)	—

Total	$(184,955)	$(6,985,167)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$28,575,128	$—
Corporate Obligations	—	343,899,807	—
Mortgage-Backed Obligations	—	439,061,825	—
Asset-Backed Securities	—	422,160,686	—
Foreign Debt Obligations	47,867,859	48,762,474	—
Municipal Debt Obligations	—	22,375,664	—
U.S. Treasury Obligations	89,133,352	—	—
Investment Company	231,527,357	—	—
Short-term Investments	—	65,483,056	—

Total	$368,528,568	$1,370,318,640	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$11,995,530	$—
Futures Contracts(a)	3,571,175	—	—
Interest Rate Swap Contracts(a)	—	27,458,725	—
Credit Default Swap Contracts(a)	—	4,305,757	—
Total Return Swap Contracts(a)	—	131,424	—
Options Purchased	133,375	4,945	—

Total	$3,704,550	$43,896,381	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(7,028,468)	$—
Futures Contracts(a)	(8,504,258)	—	—
Interest Rate Swap Contracts(a)	—	(13,840,440)	—
Credit Default Swap Contracts(a)	—	(1,463,802)	—
Total Return Swap Contracts(a)	—	(100,505)	—
Written option contracts	—	(516)	—

Total	$(8,504,258)	$(22,433,731)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.